UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

May 31, 2006

1.802153.102

AIR-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 101.3%
	Shares	Value
AEROSPACE & DEFENSE - 37.8%
Aerospace & Defense - 37.8%
Alliant Techsystems, Inc. (a)	11,700	$ 913,302
Bombardier, Inc. Class B (sub. vtg.) (a)	1,813,700	5,187,882
General Dynamics Corp.	135,500	8,623,219
Goodrich Corp.	4,200	179,046
Hexcel Corp. (a)	104,300	2,146,494
Honeywell International, Inc.	21,000	864,780
L-3 Communications Holdings, Inc.	18,600	1,357,056
Lockheed Martin Corp.	22,200	1,609,278
Orbital Sciences Corp. (a)	60,200	902,398
Precision Castparts Corp.	141,000	8,125,830
Raytheon Co.	55,800	2,558,430
Rockwell Collins, Inc.	143,400	7,829,640
Rolls-Royce Group PLC	2,300	17,764
The Boeing Co.	13,900	1,157,175
United Technologies Corp.	50,600	3,163,512
		44,635,806
AIR FREIGHT & LOGISTICS - 22.3%
Air Freight & Logistics - 22.3%
C.H. Robinson Worldwide, Inc.	167,500	7,376,700
EGL, Inc. (a)	3	135
Expeditors International of Washington, Inc.	75,300	7,413,285
FedEx Corp.	27,850	3,043,170
Forward Air Corp.	48,300	1,807,386
Hub Group, Inc. Class A (a)	5,350	253,162
United Parcel Service, Inc. Class B	55,100	4,438,305
UTI Worldwide, Inc.	70,900	1,930,607
		26,262,750
AIRLINES - 28.2%
Airlines - 28.2%
AirTran Holdings, Inc. (a)	273,100	3,359,130
Alaska Air Group, Inc. (a)	100	3,874
AMR Corp. (a)	245,500	6,054,030
British Airways PLC ADR (a)	800	51,144
Continental Airlines, Inc. Class B (a)	34,500	855,600
Delta Air Lines, Inc. (a)	76,800	51,456
ExpressJet Holdings, Inc. Class A (a)	200	1,174
Frontier Airlines Holdings, Inc. (a)(d)	144,565	894,857
JetBlue Airways Corp. (a)(d)	273,118	2,845,890
Northwest Airlines Corp. (a)	49,300	28,594
Pinnacle Airlines Corp. (a)	600	4,104
Republic Airways Holdings, Inc. (a)	108,100	1,659,335
Ryanair Holdings PLC sponsored ADR (a)(d)	52,600	2,576,874
SkyWest, Inc.	200	4,646
Southwest Airlines Co.	474,825	7,644,683
UAL Corp. (a)	125,300	3,687,579

	Shares	Value
US Airways Group, Inc. (a)(d)	70,066	$ 3,272,082
WestJet Airlines Ltd. (a)	22,050	227,258
		33,222,310
COMMERCIAL SERVICES & SUPPLIES - 3.7%
Diversified Commercial & Professional Services - 3.7%
The Brink's Co.	79,500	4,368,525
COMMUNICATIONS EQUIPMENT - 3.6%
Communications Equipment - 3.6%
Harris Corp.	105,400	4,291,888
METALS & MINING - 5.7%
Diversified Metals & Mining - 5.0%
RTI International Metals, Inc. (a)	25,800	1,549,290
Titanium Metals Corp. (a)	113,700	4,114,803
VSMPO-AVISMA Corp. warrants (UBS Warrant Programme) 9/28/06 (a)	1,180	253,110
		5,917,203
Steel - 0.7%
Allegheny Technologies, Inc.	13,500	859,005
TOTAL METALS & MINING		6,776,208
OIL, GAS & CONSUMABLE FUELS - 0.0%
Oil & Gas Storage & Transport - 0.0%
Ship Finance International Ltd. (NY Shares)	18	306
TOTAL COMMON STOCKS (Cost $103,114,060)		119,557,793
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 5.03% (b)	1,365,694	1,365,694
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	9,274,625	9,274,625
TOTAL MONEY MARKET FUNDS (Cost $10,640,319)		10,640,319
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $113,754,379)	130,198,112
NET OTHER ASSETS - (10.3)%	(12,200,239)
NET ASSETS - 100%	$ 117,997,873
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,995
Fidelity Securities Lending Cash Central Fund	15,841
Total	$ 79,836
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $113,927,334. Net unrealized appreciation aggregated $16,270,778, of which $21,710,868 related to appreciated investment securities and $5,440,090 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

May 31, 2006

1.802154.102

AUT-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
AUTO COMPONENTS - 33.1%
Auto Parts & Equipment - 31.8%
American Axle & Manufacturing Holdings, Inc.	28,696	$ 503,041
Amerigon, Inc. (a)	82,900	659,055
Autoliv, Inc.	1,100	61,160
Bharat Forge Ltd.	24,786	181,111
BorgWarner, Inc.	12,000	789,360
Gentex Corp.	56,700	821,583
Johnson Controls, Inc.	20,690	1,762,166
Kongsberg Automotive AS	200	1,875
Lear Corp. (d)	5,600	132,720
LKQ Corp. (a)	13,500	263,925
Magna International, Inc. Class A	500	38,411
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	37,600	150,400
Tenneco, Inc. (a)	3,100	73,904
TRW Automotive Holdings Corp. (a)	12,600	345,114
Visteon Corp. (a)	87,100	646,282
		6,430,107
Tires & Rubber - 1.3%
Continental AG (d)	1,900	207,555
Goodyear Tire & Rubber Co. (a)	3,500	44,520
		252,075
TOTAL AUTO COMPONENTS		6,682,182
AUTOMOBILES - 25.7%
Automobile Manufacturers - 24.6%
Bayerische Motoren Werke AG (BMW)	4,100	210,934
DaimlerChrysler AG	3,600	189,396
Ford Motor Co.	20,100	143,916
General Motors Corp. (d)	8,200	220,826
Honda Motor Co. Ltd. sponsored ADR	33,300	1,099,899
Hyundai Motor Co.	7,220	556,090
Maruti Udyog Ltd.	2,240	35,556
Monaco Coach Corp.	1,100	14,344
Nissan Motor Co. Ltd. sponsored ADR (d)	39,000	945,750
Renault SA	1,800	206,943
Toyota Motor Corp.	22,600	1,213,394
Toyota Motor Corp. sponsored ADR	900	96,642
Winnebago Industries, Inc.	1,000	28,380
		4,962,070
Motorcycle Manufacturers - 1.1%
Bajaj Auto Ltd.	2,162	127,985
Harley-Davidson, Inc.	2,000	99,700
		227,685
TOTAL AUTOMOBILES		5,189,755

	Shares	Value
BEVERAGES - 0.3%
Distillers & Vintners - 0.3%
MGP Ingredients, Inc.	2,100	$ 59,808
BUILDING PRODUCTS - 0.2%
Building Products - 0.2%
Quixote Corp.	2,600	50,752
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Diversified Commercial & Professional Services - 0.6%
Adesa, Inc.	2,200	50,072
Copart, Inc. (a)	2,500	68,600
		118,672
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Ituran Location & Control Ltd.	4,200	62,454
DISTRIBUTORS - 2.5%
Distributors - 2.5%
Genuine Parts Co.	9,800	421,988
Keystone Automotive Industries, Inc. (a)	2,000	80,640
		502,628
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.2%
Universal Technical Institute, Inc. (a)	1,700	42,075
ELECTRICAL EQUIPMENT - 1.2%
Electrical Components & Equipment - 1.2%
Energy Conversion Devices, Inc. (a)	4,100	162,975
Hoku Scientific, Inc.	7,500	33,300
Millennium Cell, Inc. (a)	29,500	46,610
		242,885
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
Electronic Equipment & Instruments - 1.3%
Iteris, Inc. (a)	102,200	243,236
LoJack Corp. (a)	1,600	28,240
		271,476
FOOD & STAPLES RETAILING - 1.0%
Food Distributors - 1.0%
Andersons, Inc.	2,000	206,560
FOOD PRODUCTS - 0.3%
Agricultural Products - 0.3%
Archer-Daniels-Midland Co.	1,400	58,198
HOUSEHOLD DURABLES - 5.8%
Consumer Electronics - 5.6%
Directed Electronics, Inc.	4,000	55,200
Harman International Industries, Inc.	12,700	1,076,071
		1,131,271
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Household Appliances - 0.2%
Snap-On, Inc.	900	$ 37,692
TOTAL HOUSEHOLD DURABLES		1,168,963
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Traffic.com, Inc.	7,700	37,884
LEISURE EQUIPMENT & PRODUCTS - 5.1%
Leisure Products - 5.1%
Brunswick Corp.	6,200	222,766
MarineMax, Inc. (a)	23,700	681,849
Polaris Industries, Inc.	2,900	129,137
		1,033,752
MACHINERY - 5.6%
Construction & Farm Machinery & Heavy Trucks - 4.3%
Cummins, Inc.	900	99,189
Oshkosh Truck Co.	7,200	380,520
PACCAR, Inc.	2,525	194,046
Tata Motors Ltd. sponsored ADR	2,400	40,320
Terex Corp. (a)	1,700	155,550
		869,625
Industrial Machinery - 1.3%
Eaton Corp.	3,700	272,098
TOTAL MACHINERY		1,141,723
MEDIA - 0.4%
Broadcasting & Cable TV - 0.4%
XM Satellite Radio Holdings, Inc. Class A (a)	5,500	79,310
METALS & MINING - 0.6%
Aluminum - 0.3%
Alcoa, Inc.	1,800	57,096
Steel - 0.3%
Allegheny Technologies, Inc.	1,000	63,630
TOTAL METALS & MINING		120,726
OIL, GAS & CONSUMABLE FUELS - 0.9%
Oil & Gas Exploration & Production - 0.9%
Pacific Ethanol, Inc. (a)(d)	6,100	177,571
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
SiRF Technology Holdings, Inc. (a)	1,584	46,427
SOFTWARE - 3.1%
Application Software - 2.9%
NAVTEQ Corp. (a)	14,200	592,850

	Shares	Value
Systems Software - 0.2%
Quorum Information Technologies, Inc. (a)	23,000	$ 31,955
TOTAL SOFTWARE		624,805
SPECIALTY RETAIL - 9.1%
Automotive Retail - 9.1%
Advance Auto Parts, Inc.	3,100	118,172
Asbury Automotive Group, Inc. (a)	3,600	75,096
AutoNation, Inc. (a)	6,900	149,661
AutoZone, Inc. (a)	7,800	707,694
Group 1 Automotive, Inc.	6,000	364,620
Lithia Motors, Inc. Class A (sub. vtg.)	5,000	160,000
Monro Muffler Brake, Inc.	4,100	148,133
O'Reilly Automotive, Inc. (a)	2,000	63,380
United Auto Group, Inc.	1,100	46,354
		1,833,110
TOTAL COMMON STOCKS (Cost $19,788,293)		19,751,716
Nonconvertible Preferred Stocks - 1.0%

AUTOMOBILES - 1.0%
Automobile Manufacturers - 1.0%
Porsche AG (non-vtg.) (Cost $181,756)	206	199,689
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 5.03% (b)	254,007	254,007
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	1,334,010	1,334,010
TOTAL MONEY MARKET FUNDS (Cost $1,588,017)		1,588,017
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $21,558,066)	21,539,422
NET OTHER ASSETS - (6.6)%	(1,330,272)
NET ASSETS - 100%	$ 20,209,150
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,669
Fidelity Securities Lending Cash Central Fund	7,186
Total	$ 13,855
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $21,673,993. Net unrealized depreciation aggregated $134,571, of which $1,499,313 related to appreciated investment securities and $1,633,884 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

May 31, 2006

1.802182.102

BAM-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.7%
Human Resource & Employment Services - 1.7%
Monster Worldwide, Inc. (a)	28,200	$ 1,378,134
HOTELS, RESTAURANTS & LEISURE - 2.8%
Hotels, Resorts & Cruise Lines - 2.8%
Ctrip.com International Ltd. sponsored ADR	26,400	1,269,840
eLong, Inc. sponsored ADR (a)	69,400	1,033,366
		2,303,206
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Dolby Laboratories, Inc. Class A (a)	14,000	309,120
INTERNET & CATALOG RETAIL - 1.3%
Internet Retail - 1.3%
Expedia, Inc. (a)	78,600	1,116,906
INTERNET SOFTWARE & SERVICES - 24.6%
Internet Software & Services - 24.6%
AD Pepper Media International NV (a)	33,300	473,328
aQuantive, Inc. (a)	57,500	1,425,425
CNET Networks, Inc. (a)	30,700	268,932
Digitas, Inc. (a)	29,500	383,795
eBay, Inc. (a)	10,300	337,943
Equinix, Inc. (a)	4,900	285,572
Google, Inc. Class A (sub. vtg.) (a)	22,300	8,291,585
Homestore, Inc. (a)	106,000	631,760
NHN Corp. (a)	1,600	480,861
Sina Corp. (a)	13,400	328,836
Sohu.com, Inc. (a)	14,500	361,485
ValueClick, Inc. (a)	25,000	394,000
WebSideStory, Inc. (a)	19,300	264,603
Yahoo!, Inc. (a)	197,650	6,243,764
		20,171,889
MEDIA - 54.5%
Advertising - 9.6%
Focus Media Holding Ltd. ADR	3,200	202,144
Harte-Hanks, Inc.	14,100	385,494
Interpublic Group of Companies, Inc. (a)	134,147	1,278,421
Lamar Advertising Co. Class A (a)	23,700	1,292,124
Omnicom Group, Inc.	49,800	4,736,478
		7,894,661
Broadcasting & Cable TV - 12.9%
Central European Media Enterprises Ltd. Class A (a)	20,700	1,230,822
Clear Channel Communications, Inc.	26,200	806,960
E.W. Scripps Co. Class A	29,500	1,365,260
EchoStar Communications Corp. Class A (a)	48,800	1,460,584
Gestevision Telecinco SA	8,100	195,281

	Shares	Value
Grupo Televisa SA de CV (CPO) sponsored ADR	59,100	$ 1,086,849
Impresa SGPS (a)	32,900	193,551
Liberty Global, Inc.:
Class A	35,944	824,196
Class C (a)	36,744	814,247
Mediaset Spa	35,100	407,138
NTL, Inc. (a)	16,000	426,880
Radio One, Inc. Class D (non-vtg.) (a)	58,900	431,737
TiVo, Inc. (a)(d)	54,300	343,719
TVN SA (a)	17,480	497,366
Univision Communications, Inc. Class A (a)	12,500	449,375
		10,533,965
Movies & Entertainment - 19.4%
Carmike Cinemas, Inc. (d)	28,700	606,431
News Corp.:
Class A	227,082	4,330,454
Class B (d)	34,300	684,971
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	55,460	534,634
Regal Entertainment Group Class A	24,200	468,754
The Walt Disney Co. (d)	177,900	5,425,950
Viacom, Inc. Class B (non-vtg.) (a)	91,900	3,469,225
World Wrestling Entertainment, Inc. Class A	22,300	398,055
		15,918,474
Publishing - 12.6%
ADVO, Inc.	13,800	368,046
Dow Jones & Co., Inc.	17,200	594,776
Gannett Co., Inc.	47,500	2,565,475
Getty Images, Inc. (a)	5,400	354,618
McGraw-Hill Companies, Inc.	98,800	5,098,080
Media General, Inc. Class A	16,400	617,132
Reuters Group PLC sponsored ADR	17,400	738,456
		10,336,583
TOTAL MEDIA		44,683,683
SOFTWARE - 3.3%
Application Software - 1.7%
NDS Group PLC sponsored ADR (a)	27,000	1,372,410
Home Entertainment Software - 1.6%
Activision, Inc. (a)	30,266	395,577
Electronic Arts, Inc. (a)	7,600	319,732
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	42,300	604,044
		1,319,353
TOTAL SOFTWARE		2,691,763
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	51,230	$ 1,586,593
TOTAL COMMON STOCKS (Cost $54,126,724)		74,241,294
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 5.03% (b)	4,560,497	4,560,497
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	5,244,500	5,244,500
TOTAL MONEY MARKET FUNDS (Cost $9,804,997)		9,804,997
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $63,931,721)	84,046,291
NET OTHER ASSETS - (2.5)%	(2,053,534)
NET ASSETS - 100%	$ 81,992,757
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,681
Fidelity Securities Lending Cash Central Fund	14,671
Total	$ 27,352
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $64,028,527. Net unrealized appreciation aggregated $20,017,764, of which $24,111,690 related to appreciated investment securities and $4,093,926 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Cyclical Industries Portfolio

May 31, 2006

1.802164.102

CYC-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
AEROSPACE & DEFENSE - 18.3%
Aerospace & Defense - 18.3%
Alliant Techsystems, Inc. (a)	1,600	$ 124,896
BAE Systems PLC sponsored ADR	16,400	469,860
DRS Technologies, Inc.	8,400	447,384
EADS NV	63,500	2,262,585
EDO Corp.	10,200	266,934
General Dynamics Corp.	24,100	1,533,724
Goodrich Corp.	10,500	447,615
Hexcel Corp. (a)	77,700	1,599,066
Honeywell International, Inc.	70,400	2,899,072
L-3 Communications Holdings, Inc.	12,300	897,408
Lockheed Martin Corp.	14,700	1,065,603
Meggitt PLC	31,200	172,995
Precision Castparts Corp.	14,400	829,872
Raytheon Co.	20,000	917,000
Rockwell Collins, Inc.	7,140	389,844
Rolls-Royce Group PLC	20,992	162,128
The Boeing Co.	540	44,955
United Technologies Corp.	90,700	5,670,564
		20,201,505
AIR FREIGHT & LOGISTICS - 4.0%
Air Freight & Logistics - 4.0%
C.H. Robinson Worldwide, Inc.	14,000	616,560
FedEx Corp.	9,800	1,070,846
Forward Air Corp.	5,170	193,461
Hub Group, Inc. Class A (a)	11,311	535,237
United Parcel Service, Inc. Class B	18,000	1,449,900
UTI Worldwide, Inc.	19,988	544,273
		4,410,277
AIRLINES - 2.0%
Airlines - 2.0%
AirTran Holdings, Inc. (a)	67,100	825,330
JetBlue Airways Corp. (a)	100	1,042
Midwest Air Group, Inc. (a)(d)	18,400	82,248
Republic Airways Holdings, Inc. (a)	14,912	228,899
Ryanair Holdings PLC sponsored ADR (a)	2,700	132,273
UAL Corp. (a)	12,500	367,875
US Airways Group, Inc. (a)	13,000	607,100
		2,244,767
AUTO COMPONENTS - 1.8%
Auto Parts & Equipment - 1.6%
Amerigon, Inc. (a)	64,627	513,785
BorgWarner, Inc.	5,900	388,102
Johnson Controls, Inc.	10,300	877,251
		1,779,138

	Shares	Value
Tires & Rubber - 0.2%
Continental AG (d)	2,100	$ 229,403
TOTAL AUTO COMPONENTS		2,008,541
AUTOMOBILES - 1.6%
Automobile Manufacturers - 1.6%
Bayerische Motoren Werke AG (BMW)	18,100	931,199
General Motors Corp. (d)	22,900	616,697
Toyota Motor Corp. sponsored ADR	1,800	193,284
		1,741,180
BUILDING PRODUCTS - 1.6%
Building Products - 1.6%
American Standard Companies, Inc.	18,110	769,494
Goodman Global, Inc.	1,000	16,950
Masco Corp.	32,710	1,014,664
		1,801,108
CHEMICALS - 15.5%
Commodity Chemicals - 2.1%
Celanese Corp. Class A	25,600	504,576
Georgia Gulf Corp.	15,500	499,565
Lyondell Chemical Co.	22,200	537,240
NOVA Chemicals Corp.	7,200	219,089
Pioneer Companies, Inc. (a)	7,000	194,390
Westlake Chemical Corp.	10,700	334,054
		2,288,914
Diversified Chemicals - 5.1%
Ashland, Inc.	18,100	1,131,250
Dow Chemical Co.	62,900	2,507,823
E.I. du Pont de Nemours & Co.	26,400	1,122,792
FMC Corp.	13,200	852,324
		5,614,189
Fertilizers & Agricultural Chemicals - 2.5%
Agrium, Inc.	14,100	345,570
Monsanto Co.	10,500	883,680
Mosaic Co. (a)(d)	47,800	743,768
Potash Corp. of Saskatchewan, Inc.	8,000	729,903
The Scotts Miracle-Gro Co. Class A	2,400	104,784
		2,807,705
Industrial Gases - 2.5%
Air Products & Chemicals, Inc.	9,800	635,530
Airgas, Inc.	13,900	532,231
Linde AG	5,400	446,624
Praxair, Inc.	22,400	1,180,480
		2,794,865
Specialty Chemicals - 3.3%
Albemarle Corp.	10,000	480,000
Chemtura Corp.	41,641	409,331
Cytec Industries, Inc.	28,800	1,658,304
Ecolab, Inc.	15,500	600,005
Ferro Corp.	12,200	214,720
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
Lubrizol Corp.	100	$ 4,042
Minerals Technologies, Inc.	100	5,834
Rohm & Haas Co.	5,000	252,050
		3,624,286
TOTAL CHEMICALS		17,129,959
COMMERCIAL SERVICES & SUPPLIES - 2.7%
Diversified Commercial & Professional Services - 0.2%
The Brink's Co.	3,800	208,810
Environmental & Facility Services - 1.6%
Allied Waste Industries, Inc. (a)	41,700	497,481
Republic Services, Inc.	4,400	179,520
Waste Connections, Inc. (a)	6,450	248,003
Waste Management, Inc.	23,300	853,246
		1,778,250
Human Resource & Employment Services - 0.9%
CDI Corp.	18,500	544,825
Robert Half International, Inc.	10,500	430,920
		975,745
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,962,805
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Dycom Industries, Inc. (a)	6,500	140,010
Harris Corp.	13,275	540,558
		680,568
CONSTRUCTION & ENGINEERING - 5.9%
Construction & Engineering - 5.9%
Chicago Bridge & Iron Co. NV (NY Shares)	41,600	943,488
Comfort Systems USA, Inc.	20,300	263,900
Fluor Corp.	25,400	2,226,564
Foster Wheeler Ltd. (a)	4,600	203,550
Infrasource Services, Inc. (a)	29,700	546,480
Jacobs Engineering Group, Inc. (a)	5,700	444,771
Perini Corp. (a)	38,700	950,472
Shaw Group, Inc. (a)	8,400	223,776
SNC-Lavalin Group, Inc.	25,300	677,960
		6,480,961
CONSTRUCTION MATERIALS - 1.0%
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	1,500	137,265
U.S. Concrete, Inc. (a)	34,900	432,062
Vulcan Materials Co.	7,300	569,765
		1,139,092

	Shares	Value
CONTAINERS & PACKAGING - 0.2%
Metal & Glass Containers - 0.2%
Crown Holdings, Inc. (a)	8,100	$ 130,653
Owens-Illinois, Inc. (a)	5,520	93,840
		224,493
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.1%
Education Management Corp. (a)	3,000	128,850
ELECTRICAL EQUIPMENT - 2.8%
Electrical Components & Equipment - 1.8%
AMETEK, Inc.	2,600	118,638
Cooper Industries Ltd. Class A	6,300	561,078
Emerson Electric Co.	1,700	140,284
Hubbell, Inc. Class B	4,500	226,575
Rockwell Automation, Inc.	10,500	716,940
Roper Industries, Inc.	3,160	148,014
Thomas & Betts Corp. (a)	2,300	132,250
		2,043,779
Heavy Electrical Equipment - 1.0%
ABB Ltd. sponsored ADR	44,000	555,280
Global Power Equipment Group, Inc. (a)(d)	62,200	218,322
Vestas Wind Systems AS (a)	12,600	324,809
		1,098,411
TOTAL ELECTRICAL EQUIPMENT		3,142,190
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Cogent, Inc. (a)(d)	3,900	60,528
CPI International, Inc.	500	8,500
FARO Technologies, Inc. (a)	6,400	96,192
		165,220
FOOD PRODUCTS - 0.2%
Packaged Foods & Meats - 0.2%
Imperial Sugar Co.	7,100	165,146
HOUSEHOLD DURABLES - 2.2%
Homebuilding - 2.2%
D.R. Horton, Inc.	19,200	506,112
KB Home	14,900	762,880
Pulte Homes, Inc.	11,000	357,170
Ryland Group, Inc.	13,420	660,398
Toll Brothers, Inc. (a)	6,400	180,864
		2,467,424
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
Independent Power & Energy Trade - 0.2%
Mirant Corp. (a)	7,200	179,136
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 15.7%
Industrial Conglomerates - 15.7%
3M Co.	50,760	$ 4,246,582
General Electric Co.	239,260	8,197,042
Smiths Group PLC	28,700	476,057
Textron, Inc.	12,000	1,091,160
Tyco International Ltd.	96,130	2,606,084
Walter Industries, Inc.	11,500	668,840
		17,285,765
IT SERVICES - 0.6%
IT Consulting & Other Services - 0.6%
CACI International, Inc. Class A (a)	4,100	249,772
ManTech International Corp. Class A (a)	7,600	257,260
NCI, Inc. Class A	1,200	16,308
SI International, Inc. (a)	2,900	91,901
		615,241
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Science Tools & Services - 0.0%
Varian, Inc. (a)	1,200	52,812
MACHINERY - 11.1%
Construction & Farm Machinery & Heavy Trucks - 5.7%
AGCO Corp. (a)	4,900	119,854
American Railcar Industries, Inc.	100	3,437
Bucyrus International, Inc. Class A	6,471	330,280
Caterpillar, Inc.	36,000	2,626,200
Deere & Co.	12,800	1,095,680
Joy Global, Inc.	10,675	573,675
Manitowoc Co., Inc.	9,100	418,509
Navistar International Corp. (a)	7,270	193,237
Samsung Heavy Industries Ltd.	350	7,354
Terex Corp. (a)	3,200	292,800
Toro Co.	11,100	535,797
Wabash National Corp.	5,900	99,120
		6,295,943
Industrial Machinery - 5.4%
Actuant Corp. Class A	700	41,321
Atlas Copco AB (B Shares)	18,900	472,072
Briggs & Stratton Corp.	4,600	149,040
Danaher Corp.	15,800	1,012,938
Dover Corp.	8,300	405,372
Illinois Tool Works, Inc.	39,600	1,966,140
ITT Industries, Inc.	17,100	891,765
KCI Konecranes Oyj	31,700	646,422
Pentair, Inc.	4,160	142,106
Schindler Holding AG (participation certificate)	4,484	233,521
		5,960,697
TOTAL MACHINERY		12,256,640

	Shares	Value
MARINE - 0.8%
Marine - 0.8%
Alexander & Baldwin, Inc.	2,420	$ 109,505
Camillo Eitzen & Co. ASA (d)	16,100	173,434
Odfjell ASA (A Shares)	17,950	301,115
Stolt-Nielsen SA (d)	11,000	284,932
		868,986
METALS & MINING - 2.8%
Steel - 2.8%
Allegheny Technologies, Inc.	8,400	534,492
Carpenter Technology Corp.	5,000	559,000
IPSCO, Inc.	2,300	215,767
Nucor Corp.	5,900	621,093
Oregon Steel Mills, Inc. (a)	12,300	577,239
United States Steel Corp.	8,800	584,144
		3,091,735
OIL, GAS & CONSUMABLE FUELS - 0.3%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc.	2,900	255,925
Massey Energy Co.	3,000	111,960
		367,885
Oil & Gas Storage & Transport - 0.0%
Overseas Shipholding Group, Inc.	100	5,135
TOTAL OIL, GAS & CONSUMABLE FUELS		373,020
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
Potlatch Corp.	4,942	186,165
ROAD & RAIL - 5.3%
Railroads - 4.5%
Burlington Northern Santa Fe Corp.	18,400	1,424,344
Canadian National Railway Co.	35,500	1,571,510
Kansas City Southern (a)	200	5,306
Norfolk Southern Corp.	33,020	1,742,135
Union Pacific Corp.	2,700	250,560
		4,993,855
Trucking - 0.8%
Laidlaw International, Inc.	8,388	211,378
Landstar System, Inc.	11,336	500,938
Old Dominion Freight Lines, Inc. (a)	5,400	166,374
		878,690
TOTAL ROAD & RAIL		5,872,545
SPECIALTY RETAIL - 0.2%
Computer & Electronics Retail - 0.0%
Gamestop Corp. Class B (a)	1,000	38,650
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - 0.2%
Sherwin-Williams Co.	3,800	$ 183,806
TOTAL SPECIALTY RETAIL		222,456
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Trading Companies & Distributors - 0.3%
H&E Equipment Services, Inc.	200	5,950
Watsco, Inc.	3,200	179,232
WESCO International, Inc. (a)	2,200	144,628
		329,810
TRANSPORTATION INFRASTRUCTURE - 0.0%
Airport Services - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	200	6,660
TOTAL COMMON STOCKS (Cost $96,686,647)		108,435,057
Nonconvertible Preferred Stocks - 0.5%

AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B	1,118,609	2,186
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Renault SA (participation certificate) TITRES (a)	464	558,432
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $576,685)		560,618
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 5.03% (b)	1,668,247	$ 1,668,247
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	1,416,586	1,416,586
TOTAL MONEY MARKET FUNDS (Cost $3,084,833)		3,084,833
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $100,348,165)	112,080,508
NET OTHER ASSETS - (1.5)%	(1,643,482)
NET ASSETS - 100%	$ 110,437,026
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,238
Fidelity Securities Lending Cash Central Fund	9,705
Total	$ 48,943
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $100,786,045. Net unrealized appreciation aggregated $11,294,463, of which $14,343,405 related to appreciated investment securities and $3,048,942 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

May 31, 2006

1.802155.102

BAN-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
CAPITAL MARKETS - 11.0%
Asset Management & Custody Banks - 10.6%
Bank of New York Co., Inc.	405,716	$ 13,481,943
Investors Financial Services Corp.	29,000	1,268,460
Mellon Financial Corp.	320,700	11,602,926
Northern Trust Corp.	185,800	10,389,936
State Street Corp.	29,400	1,825,740
		38,569,005
Investment Banking & Brokerage - 0.4%
Macquarie Bank Ltd.	10,100	486,178
TD Ameritrade Holding Corp.	53,800	914,600
		1,400,778
TOTAL CAPITAL MARKETS		39,969,783
COMMERCIAL BANKS - 66.7%
Diversified Banks - 18.2%
ABN-AMRO Holding NV	12,235	338,665
Allied Irish Banks PLC sponsored ADR	12,200	584,624
Anglo Irish Bank Corp. PLC	33,600	523,241
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	43,200	896,400
Bank Hapoalim BM (Reg.)	186,900	871,897
Bank of Montreal	6,700	377,269
Finansbank AS	923,240	4,429,909
Kookmin Bank sponsored ADR	10,100	812,848
Royal Bank of Scotland Group PLC	16,900	544,850
Sumitomo Trust & Banking Co. Ltd.	86,000	828,140
U.S. Bancorp, Delaware	143,500	4,429,845
Wachovia Corp. (d)	464,992	24,877,072
Wells Fargo & Co.	405,000	26,879,850
		66,394,610
Regional Banks - 48.5%
AmSouth Bancorp.	115,900	3,106,120
Associated Banc-Corp.	118,020	3,901,741
BancorpSouth, Inc.	14,100	366,882
Bank of Hawaii Corp.	18,000	913,140
BB&T Corp.	214,442	8,914,354
BOK Financial Corp.	50,400	2,474,136
Cathay General Bancorp	48,700	1,747,843
Center Financial Corp., California	80,700	1,882,731
City National Corp.	84,500	6,145,685
Colonial Bancgroup, Inc.	41,000	1,093,060
Commerce Bancshares, Inc.	18,668	965,322
Community Bank of Nevada (a)	17,300	549,967
Compass Bancshares, Inc.	101,010	5,621,207
Cullen/Frost Bankers, Inc.	22,300	1,264,410
East West Bancorp, Inc.	50,100	2,001,495
Fifth Third Bancorp	163,100	6,197,800
First Bancorp, Puerto Rico	58,600	622,918
First Horizon National Corp.	23,300	931,068
Flag Financial Corp.	35,500	748,340

	Shares	Value
Greater Bay Bancorp	53,800	$ 1,603,778
KeyCorp	233,900	8,354,908
M&T Bank Corp.	81,000	9,323,100
Marshall & Ilsley Corp.	177,000	8,025,180
Nara Bancorp, Inc.	268,600	5,210,840
National City Corp.	146,089	5,387,762
North Fork Bancorp, Inc., New York	83,500	2,460,745
Pacific Capital Bancorp	32,900	1,131,102
PNC Financial Services Group, Inc.	258,800	17,833,908
Popular, Inc.	199,700	3,868,189
Preferred Bank, Los Angeles California	18,900	998,676
PrivateBancorp, Inc.	20,400	899,232
Regions Financial Corp.	167,100	5,656,335
SunTrust Banks, Inc.	142,048	10,754,454
SVB Financial Group (a)	32,500	1,567,150
Synovus Financial Corp.	238,200	6,267,042
TD Banknorth, Inc.	159,520	4,568,653
Texas Capital Bancshares, Inc. (a)	33,500	768,825
Texas Regional Bancshares, Inc. Class A	69,455	2,194,083
Tokyo Tomin Bank Ltd.	40,300	1,637,794
UCBH Holdings, Inc.	171,200	3,026,816
UnionBanCal Corp.	152,834	10,339,220
Valley Bancorp, Nevada (a)	9,700	379,852
Valley National Bancorp	14,595	357,723
Westamerica Bancorp.	25,800	1,252,332
Wilmington Trust Corp., Delaware	6,800	290,428
Wintrust Financial Corp.	52,800	2,710,224
Zions Bancorp	130,501	10,574,496
		176,891,066
TOTAL COMMERCIAL BANKS		243,285,676
CONSUMER FINANCE - 0.5%
Consumer Finance - 0.5%
Capital One Financial Corp.	21,300	1,763,001
DIVERSIFIED FINANCIAL SERVICES - 10.8%
Other Diversifed Financial Services - 10.8%
Bank of America Corp.	416,669	20,166,780
Citigroup, Inc.	73,700	3,633,410
FirstRand Ltd.	122,600	322,263
JPMorgan Chase & Co.	352,726	15,040,237
Kotak Mahindra Bank Ltd. sponsored GDR (a)(e)	18,732	118,928
		39,281,618
INSURANCE - 2.0%
Insurance Brokers - 0.2%
Willis Group Holdings Ltd.	25,800	896,550
Life & Health Insurance - 0.2%
Lincoln National Corp.	9,900	556,182
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Multi-Line Insurance - 0.7%
American International Group, Inc.	28,800	$ 1,751,040
Hartford Financial Services Group, Inc.	10,600	932,164
		2,683,204
Property & Casualty Insurance - 0.2%
The St. Paul Travelers Companies, Inc.	19,900	875,998
Reinsurance - 0.7%
Endurance Specialty Holdings Ltd.	27,200	830,960
Platinum Underwriters Holdings Ltd.	60,700	1,635,258
		2,466,218
TOTAL INSURANCE		7,478,152
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Mortgage REITs - 1.0%
CapitalSource, Inc.	151,000	3,540,950
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
Real Estate Management & Development - 0.5%
New World Development Co. Ltd.	500,900	807,065
Wharf Holdings Ltd.	240,400	861,443
		1,668,508
THRIFTS & MORTGAGE FINANCE - 0.6%
Thrifts & Mortgage Finance - 0.6%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	23,800	349,860
Clayton Holdings, Inc.	13,900	195,295
Hudson City Bancorp, Inc.	67,100	918,599
Washington Federal, Inc.	38,600	885,484
		2,349,238
TOTAL COMMON STOCKS (Cost $237,050,678)		339,336,926
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 5.03% (b)	21,954,576	$ 21,954,576
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	6,750,000	6,750,000
TOTAL MONEY MARKET FUNDS (Cost $28,704,576)		28,704,576
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $265,755,254)	368,041,502
NET OTHER ASSETS - (1.0)%	(3,526,901)
NET ASSETS - 100%	$ 364,514,601
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $118,928 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 197,493
Fidelity Securities Lending Cash Central Fund	6,379
Total	$ 203,872
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $265,930,547. Net unrealized appreciation aggregated $102,110,955, of which $105,398,659 related to appreciated investment securities and $3,287,704 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

May 31, 2006

1.802156.102

BIO-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
BIOTECHNOLOGY - 76.9%
Biotechnology - 76.9%
Acadia Pharmaceuticals, Inc. (a)(d)	589,500	$ 6,107,220
Alexion Pharmaceuticals, Inc. (a)	1,062,100	34,528,871
Alkermes, Inc. (a)	1,136,057	22,516,650
Alnylam Pharmaceuticals, Inc. (a)	279,100	4,127,889
Altus Pharmaceuticals, Inc.	95,800	1,799,124
Amgen, Inc. (a)	1,223,700	82,709,883
Amylin Pharmaceuticals, Inc. (a)(d)	1,358,398	61,739,189
Anadys Pharmaceuticals, Inc. (a)	307,200	3,154,944
Arena Pharmaceuticals, Inc. (a)(d)	302,900	4,131,556
Biogen Idec, Inc. (a)	2,421,542	112,916,503
BioMarin Pharmaceutical, Inc. (a)	1,358,100	17,641,719
Celgene Corp. (a)(d)	3,000,734	124,380,425
Cephalon, Inc. (a)(d)	1,058,140	63,192,121
Coley Pharmaceutical Group, Inc. (d)	185,700	2,466,096
Combinatorx, Inc. (d)	353,100	2,913,075
Cubist Pharmaceuticals, Inc. (a)	593,400	14,045,778
Digene Corp. (a)	225,400	8,425,452
Genentech, Inc. (a)(d)	1,248,300	103,558,968
Genomic Health, Inc.	224,400	2,549,184
Genzyme Corp. (a)	1,227,300	73,024,350
Gilead Sciences, Inc. (a)	1,606,000	92,071,980
Human Genome Sciences, Inc. (a)	1,785,600	19,570,176
ImClone Systems, Inc. (a)(d)	250,200	10,008,000
Isis Pharmaceuticals, Inc. (a)(d)	473,000	3,698,860
Ligand Pharmaceuticals, Inc. Class B (a)	714,700	7,825,965
MannKind Corp. (a)(d)	605,300	11,524,912
Martek Biosciences (a)(d)	352,900	8,946,015
Medarex, Inc. (a)	1,115,900	11,449,134
MedImmune, Inc. (a)	2,262,120	71,980,658
Momenta Pharmaceuticals, Inc. (a)(d)	322,092	4,586,590
Myogen, Inc. (a)(d)	862,808	26,876,469
Myriad Genetics, Inc. (a)	349,600	9,128,056
Neurochem, Inc. (a)(d)	122,200	1,596,784
Neurocrine Biosciences, Inc. (a)	189,500	3,735,045
Novacea, Inc.	120,500	792,890
OSI Pharmaceuticals, Inc. (a)(d)	1,145,000	32,769,900
PDL BioPharma, Inc. (a)	1,329,200	26,916,300
Pharmion Corp. (a)(d)	300,600	5,894,766
Regeneron Pharmaceuticals, Inc. (a)	445,800	5,768,652
Renovis, Inc. (a)(d)	418,000	6,813,400
SGX Pharmaceuticals, Inc.	241,025	1,455,791
Tanox, Inc. (a)(d)	731,800	10,457,422
Tercica, Inc. (a)(d)	422,200	2,157,442
Theravance, Inc. (a)	490,800	11,739,936
Threshold Pharmaceuticals, Inc. (a)(d)	361,622	1,482,650
United Therapeutics Corp. (a)	67,300	3,241,168
Vertex Pharmaceuticals, Inc. (a)	1,400,700	48,324,150
ViaCell, Inc. (a)	17,500	87,850

	Shares	Value
Vion Pharmaceuticals, Inc. (a)	825,487	$ 1,353,799
Zymogenetics, Inc. (a)	692,000	11,937,000
		1,200,120,757
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Mettler-Toledo International, Inc. (a)	40,500	2,623,995
HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
Health Care Equipment - 1.2%
IDEXX Laboratories, Inc. (a)	237,200	18,129,196
Health Care Supplies - 0.1%
Gen-Probe, Inc. (a)	44,700	2,413,800
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		20,542,996
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
Oracle Healthcare Acquisition Corp. unit	267,600	2,440,512
LIFE SCIENCES TOOLS & SERVICES - 10.6%
Life Science Tools & Services - 10.6%
Affymetrix, Inc. (a)(d)	505,100	13,895,301
Albany Molecular Research, Inc. (a)	373,500	3,850,785
Applera Corp.:
- Applied Biosystems Group	1,337,900	39,601,840
- Celera Genomics Group (a)	719,500	8,058,400
Bruker BioSciences Corp. (a)	82,900	479,991
Charles River Laboratories International, Inc. (a)	747,600	29,933,904
Exelixis, Inc. (a)	874,800	9,491,580
Illumina, Inc. (a)	58,600	1,601,538
Invitrogen Corp. (a)	453,454	28,903,158
Luminex Corp. (a)	109,900	1,791,370
Nektar Therapeutics (a)(d)	278,200	5,561,218
Techne Corp. (a)	398,200	21,773,576
		164,942,661
PHARMACEUTICALS - 10.5%
Pharmaceuticals - 10.5%
Adams Respiratory Therapeutics, Inc.	353,100	16,341,468
Adolor Corp. (a)	291,949	6,822,848
Barrier Therapeutics, Inc. (a)	239,300	1,416,656
Cardiome Pharma Corp. (a)	285,000	2,569,852
Connetics Corp. (a)	279,900	3,288,825
Cypress Bioscience, Inc. (a)	525,900	3,623,451
Elan Corp. PLC sponsored ADR (a)	985,100	18,529,731
Kos Pharmaceuticals, Inc. (a)	368,308	15,804,096
MGI Pharma, Inc. (a)	74,577	1,343,132
New River Pharmaceuticals, Inc. (a)(d)	746,400	22,018,800
Sepracor, Inc. (a)(d)	1,274,100	65,960,157
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Somaxon Pharmaceuticals, Inc.	56,600	$ 820,134
Xenoport, Inc.	209,900	4,651,384
		163,190,534
TOTAL COMMON STOCKS (Cost $1,303,543,623)		1,553,861,455
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals, Inc. Series E (e)	981,626	3,416,058
Nonconvertible Preferred Stocks - 0.0%
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Science Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	180,000	2
TOTAL PREFERRED STOCKS (Cost $7,698,817)		3,416,060
Money Market Funds - 17.7%

Fidelity Cash Central Fund, 5.03% (b)	6,405,609	6,405,609
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	269,292,784	269,292,784
TOTAL MONEY MARKET FUNDS (Cost $275,698,393)		275,698,393
TOTAL INVESTMENT PORTFOLIO - 117.5% (Cost $1,586,940,833)	1,832,975,908
NET OTHER ASSETS - (17.5)%	(273,130,444)
NET ASSETS - 100%	$ 1,559,845,464
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,416,060 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 974,679
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 64,711
Fidelity Securities Lending Cash Central Fund	433,853
Total	$ 498,564
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,607,151,973. Net unrealized appreciation aggregated $225,823,935, of which $361,159,137 related to appreciated investment securities and $135,335,202 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

May 31, 2006

1.802157.102

BRO-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CAPITAL MARKETS - 64.0%
Asset Management & Custody Banks - 24.5%
Affiliated Managers Group, Inc. (a)(d)	397,600	$ 35,863,520
American Capital Strategies Ltd. (d)	830,200	28,434,350
Cohen & Steers, Inc.	43,400	1,066,772
Eaton Vance Corp. (non-vtg.)	401,100	10,637,172
EFG International	141,390	4,009,541
Federated Investors, Inc. Class B (non-vtg.)	155,700	5,001,084
Franklin Resources, Inc.	456,800	41,089,160
Investors Financial Services Corp.	169,760	7,425,302
Janus Capital Group, Inc.	213,500	3,845,135
Julius Baer Holding AG (Bearer)	57,361	5,061,195
Legg Mason, Inc.	139,748	13,406,026
Nuveen Investments, Inc. Class A	270,600	12,152,646
State Street Corp.	590,700	36,682,470
T. Rowe Price Group, Inc.	425,500	33,657,050
Technology Investment Capital Corp.	214,451	3,015,181
U.S. Global Investments, Inc. Class A (a)(d)	16,804	381,148
		241,727,752
Diversified Capital Markets - 5.5%
UBS AG (NY Shares)	479,900	54,334,278
Investment Banking & Brokerage - 34.0%
A.G. Edwards, Inc.	80,800	4,330,880
Bear Stearns Companies, Inc.	69,300	9,268,875
Charles Schwab Corp.	518,000	8,629,880
Daiwa Securities Group, Inc.	440,000	5,451,520
E*TRADE Financial Corp. (a)	1,877,200	45,559,644
E*TRADE Securities Co. Ltd. (d)	5,087	7,592,513
GFI Group, Inc. (a)	255,800	13,905,288
Greenhill & Co., Inc.	62,900	3,736,260
IL&FS Investsmart Ltd.	724,728	2,576,967
Jefferies Group, Inc.	379,300	11,090,732
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	114,300	2,751,201
Knight Capital Group, Inc. Class A (a)	350,300	5,401,626
Lazard Ltd. Class A	220,700	8,757,376
MCF Corp. (a)	2,973,000	3,032,460
Merrill Lynch & Co., Inc.	653,850	47,345,279
Morgan Stanley	924,600	55,124,652
Nikko Cordial Corp.	326,000	4,792,378
Nomura Holdings, Inc. sponsored ADR	398,200	7,844,540
optionsXpress Holdings, Inc.	1,026,639	29,577,470
Stifel Financial Corp. (a)	84,600	3,140,352
TD Ameritrade Holding Corp.	2,264,349	38,493,933
TradeStation Group, Inc. (a)	1,174,313	16,334,694
		334,738,520
TOTAL CAPITAL MARKETS		630,800,550

	Shares	Value
COMMERCIAL BANKS - 2.0%
Diversified Banks - 2.0%
HDFC Bank Ltd.	143,906	$ 2,315,922
HDFC Bank Ltd. sponsored ADR	55,900	2,959,346
KBC Groupe SA	29,100	3,131,123
Kookmin Bank sponsored ADR	136,500	10,985,520
State Bank of India	23,867	510,003
		19,901,914
CONSUMER FINANCE - 4.6%
Consumer Finance - 4.6%
American Express Co.	826,800	44,944,848
DIVERSIFIED CONSUMER SERVICES - 0.8%
Education Services - 0.3%
INVESTools, Inc. (a)	353,700	3,087,801
Specialized Consumer Services - 0.5%
Jackson Hewitt Tax Service, Inc.	149,300	4,882,110
TOTAL DIVERSIFIED CONSUMER SERVICES		7,969,911
DIVERSIFIED FINANCIAL SERVICES - 9.6%
Other Diversifed Financial Services - 3.3%
JPMorgan Chase & Co.	766,200	32,670,768
Specialized Finance - 6.3%
Deutsche Boerse AG (d)	39,400	5,121,607
Hong Kong Exchanges & Clearing Ltd.	281,400	1,898,839
IntercontinentalExchange, Inc.	299,812	16,699,528
OMX AB	108,400	1,860,030
Osaka Securities Exchange Co. Ltd. (d)	344	3,092,959
Primus Guaranty Ltd. (a)	176,100	1,831,440
Singapore Exchange Ltd.	1,436,000	3,510,202
The NASDAQ Stock Market, Inc. (a)(d)	927,500	28,233,100
		62,247,705
TOTAL DIVERSIFIED FINANCIAL SERVICES		94,918,473
INSURANCE - 18.2%
Insurance Brokers - 2.2%
Marsh & McLennan Companies, Inc. (d)	552,600	15,489,378
National Financial Partners Corp.	132,800	5,956,080
		21,445,458
Life & Health Insurance - 2.8%
Phoenix Companies, Inc.	43,400	615,412
Prudential Financial, Inc.	357,900	27,254,085
		27,869,497
Multi-Line Insurance - 10.8%
American International Group, Inc.	1,480,800	90,032,639
Assurant, Inc.	207,200	10,127,936
Hartford Financial Services Group, Inc.	77,000	6,771,380
		106,931,955
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Property & Casualty Insurance - 1.1%
Aspen Insurance Holdings Ltd.	459,700	$ 9,961,699
Republic Companies Group, Inc.	28,200	425,820
		10,387,519
Reinsurance - 1.3%
Endurance Specialty Holdings Ltd.	330,500	10,096,775
PartnerRe Ltd.	52,000	3,193,840
		13,290,615
TOTAL INSURANCE		179,925,044
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Mortgage REITs - 0.3%
KKR Financial Corp.	130,100	2,803,655
THRIFTS & MORTGAGE FINANCE - 0.2%
Thrifts & Mortgage Finance - 0.2%
NetBank, Inc.	316,500	1,997,115
TOTAL COMMON STOCKS (Cost $813,763,201)		983,261,510
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 5.03% (b)	3,738,018	3,738,018
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	70,915,126	70,915,126
TOTAL MONEY MARKET FUNDS (Cost $74,653,144)		74,653,144
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $888,416,345)	1,057,914,654
NET OTHER ASSETS - (7.3)%	(72,144,149)
NET ASSETS - 100%	$ 985,770,505
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,751,201 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 2,857,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 259,735
Fidelity Securities Lending Cash Central Fund	193,547
Total	$ 453,282
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $889,354,978. Net unrealized appreciation aggregated $168,559,676, of which $194,102,141 related to appreciated investment securities and $25,542,465 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Business Services and

Outsourcing Portfolio

May 31, 2006

1.802158.102

BSO-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CAPITAL MARKETS - 1.6%
Asset Management & Custody Banks - 1.0%
State Street Corp.	6,800	$ 422,280
Investment Banking & Brokerage - 0.6%
TD Ameritrade Holding Corp.	14,700	249,900
TOTAL CAPITAL MARKETS		672,180
COMMERCIAL SERVICES & SUPPLIES - 6.8%
Commercial Printing - 0.6%
Banta Corp.	5,800	286,868
Diversified Commercial & Professional Services - 2.5%
ChoicePoint, Inc. (a)	3,550	158,011
Dun & Bradstreet Corp. (a)	1,200	87,444
Equifax, Inc.	13,450	485,276
Exponent, Inc. (a)	5,700	171,000
Global Cash Access Holdings, Inc.	1,200	18,612
Navigant Consulting, Inc. (a)	7,800	157,638
		1,077,981
Human Resource & Employment Services - 3.7%
Capita Group PLC	13,700	116,762
CDI Corp.	900	26,505
Kforce, Inc. (a)	10,400	158,912
Robert Half International, Inc.	31,400	1,288,656
		1,590,835
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,955,684
COMPUTERS & PERIPHERALS - 3.1%
Computer Storage & Peripherals - 3.1%
Hypercom Corp. (a)	122,300	1,323,286
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Coinmach Service Corp. Class A	6,700	66,665
Weight Watchers International, Inc.	2,000	83,760
		150,425
DIVERSIFIED FINANCIAL SERVICES - 1.8%
Specialized Finance - 1.8%
Moody's Corp.	12,600	658,980
NETeller PLC (a)	8,300	97,474
		756,454
FOOD & STAPLES RETAILING - 1.9%
Food Distributors - 1.9%
Sysco Corp. (d)	26,900	822,602
HEALTH CARE PROVIDERS & SERVICES - 3.2%
Health Care Services - 3.0%
DaVita, Inc. (a)	11,300	598,448
Quest Diagnostics, Inc.	12,700	707,898
		1,306,346

	Shares	Value
Managed Health Care - 0.2%
Health Net, Inc. (a)	2,200	$ 94,644
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,400,990
INTERNET SOFTWARE & SERVICES - 3.4%
Internet Software & Services - 3.4%
CyberSource Corp. (a)	58,000	552,160
Digital Insight Corp. (a)	22,600	731,110
Google, Inc. Class A (sub. vtg.) (a)	500	185,910
		1,469,180
IT SERVICES - 60.3%
Data Processing & Outsourced Services - 39.1%
Affiliated Computer Services, Inc. Class A (a)	12,400	619,008
Alliance Data Systems Corp. (a)	39,600	2,101,572
Automatic Data Processing, Inc.	23,100	1,050,357
Ceridian Corp. (a)	52,100	1,267,593
Convergys Corp. (a)	400	7,456
DST Systems, Inc. (a)(d)	4,600	270,480
eFunds Corp. (a)	4,600	103,868
Electronic Clearing House, Inc. (a)	8,100	105,381
Electronic Data Systems Corp.	22,400	549,248
First Data Corp.	96,100	4,431,170
Hewitt Associates, Inc. Class A (a)	6,600	175,758
Iron Mountain, Inc. (a)	10,700	395,258
Lightbridge, Inc. (a)	14,700	171,990
MoneyGram International, Inc.	81,300	2,843,874
Paychex, Inc.	67,087	2,462,764
Sabre Holdings Corp. Class A	7,800	166,920
Syntel, Inc.	8,500	195,500
Total System Services, Inc.	400	7,228
		16,925,425
IT Consulting & Other Services - 21.2%
Accenture Ltd. Class A	124,400	3,501,860
BearingPoint, Inc. (a)	18,000	144,540
CACI International, Inc. Class A (a)	3,200	194,944
Cognizant Technology Solutions Corp. Class A (a)	35,008	2,065,472
Forrester Research, Inc. (a)	6,600	169,026
Gartner, Inc. Class A (a)	1,500	23,475
HCL Infosystems Ltd.	13,609	45,672
HCL Technologies Ltd.	24,254	264,094
Infosys Technologies Ltd. sponsored ADR	600	42,360
Kanbay International, Inc. (a)	6,400	88,512
NCI, Inc. Class A	4,400	59,796
Ness Technologies, Inc. (a)	18,600	202,926
Sapient Corp. (a)	344,600	1,843,610
Satyam Computer Services Ltd. sponsored ADR	400	12,868
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
SRA International, Inc. Class A (a)	8,200	$ 257,972
Unisys Corp. (a)	35,200	231,616
		9,148,743
TOTAL IT SERVICES		26,074,168
MEDIA - 3.8%
Advertising - 3.8%
Interpublic Group of Companies, Inc. (a)	791	7,538
Omnicom Group, Inc.	17,300	1,645,403
		1,652,941
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
Exar Corp. (a)	900	11,880
SOFTWARE - 11.9%
Application Software - 11.9%
Epicor Software Corp. (a)	3,400	36,686
EPIQ Systems, Inc. (a)	16,000	256,320
Fair, Isaac & Co., Inc.	30,500	1,084,885
Intuit, Inc. (a)	6,600	364,914
NAVTEQ Corp. (a)	7,700	321,475
Open Solutions, Inc. (a)	109,600	3,041,400
Reynolds & Reynolds Co. Class A	700	19,607
		5,125,287
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Apparel, Accessories & Luxury Goods - 0.1%
Quiksilver, Inc. (a)	4,900	61,054
TOTAL COMMON STOCKS (Cost $36,708,530)		42,476,131
Money Market Funds - 6.9%
	Shares	Value
Fidelity Cash Central Fund, 5.03% (b)	2,685,657	$ 2,685,657
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	283,075	283,075
TOTAL MONEY MARKET FUNDS (Cost $2,968,732)		2,968,732
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $39,677,262)	45,444,863
NET OTHER ASSETS - (5.2)%	(2,228,609)
NET ASSETS - 100%	$ 43,216,254
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,357
Fidelity Securities Lending Cash Central Fund	84
Total	$ 20,441
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $39,691,341. Net unrealized appreciation aggregated $5,753,522, of which $6,726,307 related to appreciated investment securities and $972,785 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

May 31, 2006

1.802159.102

CHE-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
AEROSPACE & DEFENSE - 0.3%
Aerospace & Defense - 0.3%
Hexcel Corp. (a)	13,400	$ 275,772
CHEMICALS - 84.3%
Commodity Chemicals - 14.2%
Celanese Corp. Class A	190,386	3,752,508
Georgia Gulf Corp.	166,816	5,376,480
Lyondell Chemical Co.	17,523	424,057
NL Industries, Inc. (d)	40,200	478,782
Pioneer Companies, Inc. (a)	39,900	1,108,023
Spartech Corp.	35,100	805,896
Westlake Chemical Corp.	84,800	2,647,456
		14,593,202
Diversified Chemicals - 18.1%
Ashland, Inc.	12,600	787,500
BASF AG sponsored ADR	200	16,280
Dow Chemical Co.	13,100	522,297
E.I. du Pont de Nemours & Co.	74,100	3,151,473
Eastman Chemical Co.	28,300	1,595,554
Engelhard Corp.	19,800	770,814
FMC Corp.	126,356	8,158,805
Hercules, Inc. (a)	25,800	399,126
PPG Industries, Inc.	49,300	3,171,962
		18,573,811
Fertilizers & Agricultural Chemicals - 12.9%
Agrium, Inc.	21,500	526,933
Israel Chemicals Ltd.	137,700	583,010
Monsanto Co.	75,000	6,312,000
Mosaic Co. (a)(d)	152,800	2,377,568
Potash Corp. of Saskatchewan, Inc.	9,188	838,293
Syngenta AG sponsored ADR	37,200	1,025,232
The Scotts Miracle-Gro Co. Class A	37,500	1,637,250
		13,300,286
Industrial Gases - 14.7%
Air Products & Chemicals, Inc.	95,900	6,219,115
Airgas, Inc.	102,000	3,905,580
L'Air Liquide SA	2,100	436,573
Praxair, Inc.	85,660	4,514,282
		15,075,550
Specialty Chemicals - 24.4%
Albemarle Corp.	64,400	3,091,200
Arch Chemicals, Inc.	52,850	1,836,538
Chemtura Corp.	548,773	5,394,439
Cytec Industries, Inc.	105,900	6,097,722
Ecolab, Inc.	19,800	766,458
Ferro Corp.	26,200	461,120
H.B. Fuller Co.	26,649	1,285,814
Minerals Technologies, Inc.	11,000	641,740
OM Group, Inc. (a)	17,200	544,896

	Shares	Value
PolyOne Corp. (a)	67,400	$ 636,930
Rohm & Haas Co.	80,100	4,037,841
Valspar Corp.	10,000	275,200
		25,069,898
TOTAL CHEMICALS		86,612,747
INDUSTRIAL CONGLOMERATES - 7.1%
Industrial Conglomerates - 7.1%
3M Co.	87,400	7,311,884
MARINE - 0.8%
Marine - 0.8%
Odfjell ASA (A Shares)	30,600	513,322
Stolt-Nielsen SA (d)	11,700	303,064
		816,386
METALS & MINING - 1.0%
Diversified Metals & Mining - 1.0%
Compass Minerals International, Inc.	41,300	1,052,324
TRADING COMPANIES & DISTRIBUTORS - 3.9%
Trading Companies & Distributors - 3.9%
UAP Holding Corp.	167,500	3,953,000
TOTAL COMMON STOCKS (Cost $77,584,486)		100,022,113
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 5.03% (b)	5,762,158	5,762,158
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	2,694,150	2,694,150
TOTAL MONEY MARKET FUNDS (Cost $8,456,308)		8,456,308
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $86,040,794)	108,478,421
NET OTHER ASSETS - (5.6)%	(5,760,843)
NET ASSETS - 100%	$ 102,717,578
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,694
Fidelity Securities Lending Cash Central Fund	2,193
Total	$ 11,887
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $86,417,799. Net unrealized appreciation aggregated $22,060,622, of which $24,610,255 related to appreciated investment securities and $2,549,633 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

May 31, 2006

1.802161.102

COM-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 6.2%
Communications Equipment - 6.2%
Cisco Systems, Inc. (a)	880,100	$ 17,320,368
Corning, Inc. (a)	279,000	6,765,750
ITF Optical Technologies, Inc. Series A (a)(f)	31,365	0
JDS Uniphase Corp. (a)	1,316,900	3,990,207
Sandvine Corp. (e)	208,900	425,812
		28,502,137
COMPUTERS & PERIPHERALS - 46.2%
Computer Hardware - 30.1%
Apple Computer, Inc. (a)	609,600	36,435,792
Dell, Inc. (a)	452,700	11,489,526
Diebold, Inc.	28,500	1,211,535
Gateway, Inc. (a)	442,800	761,616
Hewlett-Packard Co.	1,273,600	41,239,169
International Business Machines Corp.	302,300	24,153,770
NCR Corp. (a)	259,400	10,137,352
Sun Microsystems, Inc. (a)	2,817,700	13,130,482
		138,559,242
Computer Storage & Peripherals - 16.1%
EMC Corp. (a)	1,395,100	17,857,280
Lexmark International, Inc. Class A (a)	93,900	5,375,775
M-Systems Flash Disk Pioneers Ltd. (a)	282,600	9,452,970
Network Appliance, Inc. (a)	267,500	8,560,000
QLogic Corp. (a)	171,900	3,073,572
Rackable Systems, Inc.	343,100	13,006,921
SanDisk Corp. (a)	152,200	8,564,294
Seagate Technology	279,240	6,520,254
Xyratex Ltd. (a)	60,700	1,631,616
		74,042,682
TOTAL COMPUTERS & PERIPHERALS		212,601,924
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.3%
Electronic Equipment & Instruments - 0.8%
LG.Philips LCD Co. Ltd. (a)	106,860	3,952,849
Technology Distributors - 2.5%
Arrow Electronics, Inc. (a)	99,700	3,240,250
Avnet, Inc. (a)	100,000	2,208,000
CDW Corp.	32,800	1,834,504
Ingram Micro, Inc. Class A (a)	186,000	3,210,360
Insight Enterprises, Inc. (a)	50,000	907,000
		11,400,114
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		15,352,963

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.3%
Hotels, Resorts & Cruise Lines - 0.3%
Ctrip.com International Ltd. sponsored ADR	28,800	$ 1,385,280
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
LG Electronics, Inc.	23,290	1,683,988
OFFICE ELECTRONICS - 2.1%
Office Electronics - 2.1%
Xerox Corp. (a)	713,300	9,793,609
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 27.1%
Semiconductors - 27.1%
Advanced Micro Devices, Inc. (a)	389,900	12,044,011
Agere Systems, Inc. (a)	139,500	2,079,945
Altera Corp. (a)	433,900	8,487,084
Analog Devices, Inc.	220,170	7,426,334
Cypress Semiconductor Corp. (a)	125,000	1,897,500
Freescale Semiconductor, Inc. Class A (a)	86,600	2,669,878
Intel Corp.	619,300	11,159,786
Linear Technology Corp.	240,300	8,110,125
LSI Logic Corp. (a)	372,000	3,619,560
Marvell Technology Group Ltd. (a)	191,500	9,128,805
Maxim Integrated Products, Inc.	157,600	4,843,048
MediaTek, Inc.	93,000	1,038,186
Microchip Technology, Inc.	146,000	5,007,800
Micron Technology, Inc. (a)	245,500	4,065,480
National Semiconductor Corp.	302,900	7,778,472
O2Micro International Ltd. sponsored ADR (a)	226,700	1,967,756
RF Micro Devices, Inc. (a)	111,400	807,650
Samsung Electronics Co. Ltd.	6,723	4,311,564
Silicon On Insulator Technologies SA (SOITEC) (a)	50,000	1,464,983
Spansion, Inc.	344,600	6,213,138
Texas Instruments, Inc.	371,000	11,586,330
Vimicro International Corp. sponsored ADR	93,000	1,520,252
Volterra Semiconductor Corp. (a)	69,800	1,065,148
Xilinx, Inc.	250,200	6,505,200
		124,798,035
SOFTWARE - 0.9%
Application Software - 0.9%
NAVTEQ Corp. (a)	93,000	3,882,750
SPECIALTY RETAIL - 6.7%
Computer & Electronics Retail - 3.9%
Best Buy Co., Inc. (d)	332,300	17,611,900
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - 2.8%
Staples, Inc.	550,800	$ 12,938,292
TOTAL SPECIALTY RETAIL		30,550,192
TOTAL COMMON STOCKS (Cost $457,931,663)		428,550,878
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 5.03% (b)	32,617,093	32,617,093
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	52,000	52,000
TOTAL MONEY MARKET FUNDS (Cost $32,669,093)		32,669,093
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $490,600,756)	461,219,971
NET OTHER ASSETS - (0.3)%	(1,337,013)
NET ASSETS - 100%	$ 459,882,958
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $425,812 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,575,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 192,361
Fidelity Securities Lending Cash Central Fund	3,403
Total	$ 195,764
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $496,277,269. Net unrealized depreciation aggregated $35,057,298, of which $15,065,245 related to appreciated investment securities and $50,122,543 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Industries Portfolio

May 31, 2006

1.802163.102

CPR-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AUTOMOBILES - 0.3%
Motorcycle Manufacturers - 0.3%
Harley-Davidson, Inc.	3,000	$ 149,550
BEVERAGES - 8.4%
Brewers - 0.9%
InBev SA	4,200	201,975
SABMiller PLC	13,800	257,551
		459,526
Distillers & Vintners - 0.6%
Diageo PLC sponsored ADR	4,100	271,379
Soft Drinks - 6.9%
Coca-Cola Enterprises, Inc.	18,900	371,574
PepsiCo, Inc.	34,500	2,085,870
The Coca-Cola Co.	24,000	1,056,720
		3,514,164
TOTAL BEVERAGES		4,245,069
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Human Resource & Employment Services - 1.3%
Monster Worldwide, Inc. (a)	6,900	337,203
Robert Half International, Inc.	7,400	303,696
		640,899
COMPUTERS & PERIPHERALS - 0.5%
Computer Hardware - 0.5%
Apple Computer, Inc. (a)	4,200	251,034
DISTRIBUTORS - 0.8%
Distributors - 0.8%
Keystone Automotive Industries, Inc. (a)	3,300	133,056
Li & Fung Ltd.	134,200	276,771
		409,827
DIVERSIFIED CONSUMER SERVICES - 1.3%
Education Services - 0.9%
Apollo Group, Inc. Class A (a)	8,300	434,173
Specialized Consumer Services - 0.4%
Weight Watchers International, Inc.	4,900	205,212
TOTAL DIVERSIFIED CONSUMER SERVICES		639,385
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.8%
Evergreen Solar, Inc. (a)	21,400	238,610
SolarWorld AG	700	194,690
		433,300

	Shares	Value
FOOD & STAPLES RETAILING - 8.2%
Drug Retail - 2.9%
CVS Corp.	21,000	$ 585,900
Walgreen Co.	21,600	876,960
		1,462,860
Food Retail - 0.6%
Whole Foods Market, Inc.	5,000	325,000
Hypermarkets & Super Centers - 4.7%
Costco Wholesale Corp.	12,300	651,039
Wal-Mart Stores, Inc.	35,500	1,719,975
		2,371,014
TOTAL FOOD & STAPLES RETAILING		4,158,874
FOOD PRODUCTS - 4.4%
Agricultural Products - 0.4%
Archer-Daniels-Midland Co.	5,100	212,007
Packaged Foods & Meats - 4.0%
Diamond Foods, Inc.	6,900	99,222
Flowers Foods, Inc.	3,600	104,652
Green Mountain Coffee Roasters, Inc. (a)	2,600	102,648
Lindt & Spruengli AG (participation certificate)	312	598,725
Nestle SA sponsored ADR	14,900	1,115,265
		2,020,512
TOTAL FOOD PRODUCTS		2,232,519
HOTELS, RESTAURANTS & LEISURE - 12.8%
Casinos & Gaming - 2.6%
Aristocrat Leisure Ltd. (d)	24,600	248,342
Boyd Gaming Corp.	2,700	121,500
International Game Technology (d)	7,800	290,394
MGM MIRAGE (a)	10,600	439,476
Station Casinos, Inc.	1,600	116,800
WMS Industries, Inc. (a)	4,000	103,760
		1,320,272
Hotels, Resorts & Cruise Lines - 5.7%
Carnival Corp. unit	16,200	646,542
Ctrip.com International Ltd. sponsored ADR	8,000	384,800
eLong, Inc. sponsored ADR (a)	26,900	400,541
Kerzner International Ltd. (a)	5,600	444,024
Royal Caribbean Cruises Ltd.	10,900	415,072
Starwood Hotels & Resorts Worldwide, Inc.	9,500	580,450
		2,871,429
Leisure Facilities - 0.1%
International Speedway Corp. Class A	1,400	67,956
Restaurants - 4.4%
Buffalo Wild Wings, Inc. (a)	22,554	885,470
CBRL Group, Inc.	917	34,323
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Restaurants - continued
Domino's Pizza, Inc.	7,250	$ 171,680
OSI Restaurant Partners, Inc.	13,800	506,184
Starbucks Corp. (a)	17,600	627,440
		2,225,097
TOTAL HOTELS, RESTAURANTS & LEISURE		6,484,754
HOUSEHOLD DURABLES - 0.4%
Homebuilding - 0.4%
D.R. Horton, Inc.	3,900	102,804
Ryland Group, Inc.	1,900	93,499
		196,303
Housewares & Specialties - 0.0%
Sealy Corp., Inc.	500	6,565
TOTAL HOUSEHOLD DURABLES		202,868
HOUSEHOLD PRODUCTS - 4.2%
Household Products - 4.2%
Colgate-Palmolive Co.	9,900	597,366
Procter & Gamble Co. (d)	28,400	1,540,700
		2,138,066
INTERNET & CATALOG RETAIL - 1.4%
Catalog Retail - 0.8%
Coldwater Creek, Inc. (a)	14,700	377,790
Internet Retail - 0.6%
Priceline.com, Inc. (a)	10,200	317,220
TOTAL INTERNET & CATALOG RETAIL		695,010
INTERNET SOFTWARE & SERVICES - 12.0%
Internet Software & Services - 12.0%
Bankrate, Inc. (a)	2,200	100,210
Digitas, Inc. (a)	10,900	141,809
eBay, Inc. (a)	46,600	1,528,946
Google, Inc. Class A (sub. vtg.) (a)	7,554	2,808,727
Homestore, Inc. (a)	32,162	191,686
Sina Corp. (a)	5,300	130,062
Sohu.com, Inc. (a)	5,600	139,608
Yahoo!, Inc. (a)	32,396	1,023,390
		6,064,438
LEISURE EQUIPMENT & PRODUCTS - 2.9%
Leisure Products - 2.9%
Brunswick Corp.	6,600	237,138
K2, Inc. (a)	8,500	93,755
MarineMax, Inc. (a)	17,800	512,106

	Shares	Value
Pool Corp.	12,400	$ 535,556
RC2 Corp. (a)	2,400	85,320
		1,463,875
MEDIA - 10.8%
Advertising - 2.0%
Harte-Hanks, Inc.	6,000	164,040
Interpublic Group of Companies, Inc. (a)	24,956	237,831
Omnicom Group, Inc.	6,500	618,215
		1,020,086
Movies & Entertainment - 6.2%
Carmike Cinemas, Inc.	5,200	109,876
News Corp. Class A	53,800	1,025,966
The Walt Disney Co.	45,000	1,372,500
Viacom, Inc. Class B (non-vtg.) (a)	17,000	641,750
		3,150,092
Publishing - 2.6%
Dow Jones & Co., Inc.	3,300	114,114
Gannett Co., Inc.	6,500	351,065
McGraw-Hill Companies, Inc.	11,200	577,920
Media General, Inc. Class A	2,900	109,127
Reuters Group PLC sponsored ADR	3,300	140,052
		1,292,278
TOTAL MEDIA		5,462,456
MULTILINE RETAIL - 8.8%
Department Stores - 5.3%
Federated Department Stores, Inc.	13,700	997,771
JCPenney Co., Inc.	8,700	528,612
KarstadtQuelle AG (a)	15,200	422,951
Kohl's Corp. (a)	2,000	107,380
Nordstrom, Inc.	7,800	287,274
Saks, Inc.	8,400	134,820
Sears Holdings Corp. (a)	1,400	212,618
		2,691,426
General Merchandise Stores - 3.5%
Family Dollar Stores, Inc.	8,600	214,828
Target Corp.	31,500	1,540,980
		1,755,808
TOTAL MULTILINE RETAIL		4,447,234
PERSONAL PRODUCTS - 1.8%
Personal Products - 1.8%
Avon Products, Inc.	20,100	637,170
Herbalife Ltd. (a)	7,700	302,225
		939,395
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
Host Hotels & Resorts, Inc.	5,815	116,707
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductor Equipment - 0.2%
MEMC Electronic Materials, Inc. (a)	3,400	$ 119,068
SOFTWARE - 0.6%
Home Entertainment Software - 0.6%
Activision, Inc. (a)	11,433	149,429
Electronic Arts, Inc. (a)	3,400	143,038
		292,467
SPECIALTY RETAIL - 12.5%
Apparel Retail - 4.3%
Aeropostale, Inc. (a)	7,000	173,180
American Eagle Outfitters, Inc.	6,500	212,225
Casual Male Retail Group, Inc. (a)	15,200	148,200
Charlotte Russe Holding, Inc. (a)	5,700	121,011
Chico's FAS, Inc. (a)	10,100	302,697
Esprit Holdings Ltd.	32,100	259,430
Foot Locker, Inc.	10,800	261,036
Gymboree Corp. (a)	7,900	279,581
Hot Topic, Inc. (a)	5,150	71,276
TJX Companies, Inc.	5,000	118,550
Urban Outfitters, Inc. (a)	12,300	228,411
		2,175,597
Automotive Retail - 0.4%
AutoZone, Inc. (a)	2,500	226,825
Computer & Electronics Retail - 2.2%
Best Buy Co., Inc.	16,850	893,050
Gamestop Corp. Class B (a)	6,300	243,495
		1,136,545
Home Improvement Retail - 2.0%
Lowe's Companies, Inc. (d)	16,200	1,008,936
Specialty Stores - 3.6%
Guitar Center, Inc. (a)	5,500	264,825
Office Depot, Inc. (a)	14,500	602,765
OfficeMax, Inc.	3,400	140,522
PETsMART, Inc.	3,900	104,052
Staples, Inc.	24,650	579,029
Tractor Supply Co. (a)	2,300	127,903
		1,819,096
TOTAL SPECIALTY RETAIL		6,366,999
TEXTILES, APPAREL & LUXURY GOODS - 5.1%
Apparel, Accessories & Luxury Goods - 3.8%
Carter's, Inc. (a)	10,000	584,400

	Shares	Value
Coach, Inc. (a)	9,300	$ 270,444
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	2,800	68,796
Liz Claiborne, Inc.	9,200	355,764
Polo Ralph Lauren Corp. Class A	7,100	401,150
Ports Design Ltd.	109,000	151,739
Quiksilver, Inc. (a)	8,500	105,910
		1,938,203
Footwear - 1.3%
Deckers Outdoor Corp. (a)	4,300	152,478
NIKE, Inc. Class B	6,300	505,953
		658,431
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,596,634
TOTAL COMMON STOCKS (Cost $44,761,002)		50,550,428
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 5.03% (b)	1,423,215	1,423,215
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	2,759,960	2,759,960
TOTAL MONEY MARKET FUNDS (Cost $4,183,175)		4,183,175
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $48,944,177)	54,733,603
NET OTHER ASSETS - (7.9)%	(4,011,880)
NET ASSETS - 100%	$ 50,721,723
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,512
Fidelity Securities Lending Cash Central Fund	7,386
Total	$ 17,898
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $49,024,925. Net unrealized appreciation aggregated $5,708,678, of which $7,660,794 related to appreciated investment securities and $1,952,116 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

May 31, 2006

1.802165.102

DEF-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
AEROSPACE & DEFENSE - 72.4%
Aerospace & Defense - 72.4%
AAR Corp. (a)	524,200	$ 12,622,736
Alliant Techsystems, Inc. (a)	510,255	39,830,505
BE Aerospace, Inc. (a)	1,049,750	23,272,958
Bombardier, Inc. Class B (sub. vtg.) (a)	1,186,500	3,393,848
DRS Technologies, Inc.	748,000	39,838,480
DynCorp International, Inc. Class A	357,100	4,178,070
EADS NV	248,000	8,836,552
EDO Corp. (d)	270,300	7,073,751
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	87,700	2,933,565
Essex Corp. (a)	489,800	8,909,462
GenCorp, Inc. (non-vtg.) (a)(d)	665,300	12,068,542
General Dynamics Corp.	1,095,200	69,698,527
Goodrich Corp.	888,350	37,870,361
Hexcel Corp. (a)	603,500	12,420,030
Honeywell International, Inc.	765,100	31,506,818
K&F Industries Holdings, Inc.	266,000	5,067,300
L-3 Communications Holdings, Inc.	734,400	53,581,824
Lockheed Martin Corp.	460,100	33,352,649
Meggitt PLC	560	3,105
MTC Technologies, Inc. (a)	187,700	5,203,044
MTU Aero Engines Holding AG	9,200	295,381
Northrop Grumman Corp.	380,748	24,626,781
Orbital Sciences Corp. (a)	1,297,392	19,447,906
Precision Castparts Corp.	1,091,000	62,874,330
Raytheon Co.	1,490,552	68,341,809
Rockwell Collins, Inc.	1,117,400	61,010,040
Rolls-Royce Group PLC	348,900	2,694,662
The Boeing Co.	116,200	9,673,650
Triumph Group, Inc. (a)	199,800	9,436,554
United Technologies Corp.	498,200	31,147,464
		701,210,704
COMMUNICATIONS EQUIPMENT - 7.1%
Communications Equipment - 7.1%
Anaren, Inc. (a)	109,700	2,156,702
Harris Corp.	1,452,200	59,133,584
Powerwave Technologies, Inc. (a)	80,932	792,324
REMEC, Inc.	235,064	265,622
ViaSat, Inc. (a)	233,400	5,951,700
		68,299,932

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.9%
Electronic Equipment & Instruments - 0.8%
Aeroflex, Inc. (a)	628,300	$ 7,357,393
CPI International, Inc.	4,700	79,900
		7,437,293
Electronic Manufacturing Services - 2.1%
Mercury Computer Systems, Inc. (a)	85,700	1,407,194
Trimble Navigation Ltd. (a)	417,950	19,200,623
		20,607,817
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		28,045,110
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Harman International Industries, Inc.	45,500	3,855,215
INDUSTRIAL CONGLOMERATES - 1.7%
Industrial Conglomerates - 1.7%
General Electric Co.	477,100	16,345,446
IT SERVICES - 3.7%
IT Consulting & Other Services - 3.7%
CACI International, Inc. Class A (a)	196,200	11,952,504
NCI, Inc. Class A	179,256	2,436,089
SI International, Inc. (a)	6,300	199,647
SRA International, Inc. Class A (a)	671,000	21,109,660
		35,697,900
MEDIA - 4.6%
Broadcasting & Cable TV - 4.6%
EchoStar Communications Corp. Class A (a)	1,320,100	39,510,593
The DIRECTV Group, Inc. (a)	297,811	5,229,561
		44,740,154
METALS & MINING - 3.1%
Diversified Metals & Mining - 1.5%
Sumitomo Titanium Corp. (d)	29,400	5,080,617
Toho Titanium Co. Ltd. (d)	148,200	9,300,779
		14,381,396
Steel - 1.6%
Allegheny Technologies, Inc.	243,200	15,474,816
TOTAL METALS & MINING		29,856,212
SOFTWARE - 0.0%
Application Software - 0.0%
NAVTEQ Corp. (a)	5,800	242,150
TOTAL COMMON STOCKS (Cost $733,183,420)		928,292,823
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 5.03% (b)	13,286,383	$ 13,286,383
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	23,262,850	23,262,850
TOTAL MONEY MARKET FUNDS (Cost $36,549,233)		36,549,233
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $769,732,653)	964,842,056
NET OTHER ASSETS - 0.3%	2,931,528
NET ASSETS - 100%	$ 967,773,584
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 426,787
Fidelity Securities Lending Cash Central Fund	38,473
Total	$ 465,260
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $770,134,553. Net unrealized appreciation aggregated $194,707,503, of which $218,341,043 related to appreciated investment securities and $23,633,540 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Developing

Communications Portfolio

May 31, 2006

1.802166.102

DEV-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Commercial & Professional Services - 0.5%
Tele Atlas NV (a)(d)	85,000	$ 2,005,668
COMMUNICATIONS EQUIPMENT - 68.3%
Communications Equipment - 68.3%
3Com Corp. (a)	410,900	1,853,159
ADC Telecommunications, Inc. (a)	261,700	4,689,664
ADVA AG Optical Networking (a)	243,368	2,691,911
Alvarion Ltd. (a)	124,600	904,596
Andrew Corp. (a)	273,400	2,766,808
Arris Group, Inc. (a)	132,100	1,587,842
AudioCodes Ltd. (a)	505,190	6,097,643
Bookham, Inc. (a)(d)	753,028	2,899,158
C-COR, Inc. (a)	33,600	230,496
Ceragon Networks Ltd. (a)	406,000	1,867,600
CIENA Corp. (a)	2,844,144	11,916,963
CommScope, Inc. (a)	9,400	274,762
Comtech Group, Inc. (a)	99,500	1,564,140
Comverse Technology, Inc. (a)	1,014,110	22,837,757
Corning, Inc. (a)	1,267,700	30,741,725
CSR PLC (a)	104,500	2,829,685
ECI Telecom Ltd. (a)	141,300	1,359,306
F5 Networks, Inc. (a)	164,700	7,991,244
Foundry Networks, Inc. (a)	360,500	4,636,030
Foxconn International Holdings Ltd. (a)	80,000	214,487
InterDigital Communication Corp. (a)	73,600	2,086,560
Ixia (a)	195,700	2,017,667
JDS Uniphase Corp. (a)	1,507,200	4,566,816
Juniper Networks, Inc. (a)	705,659	11,241,148
Lucent Technologies, Inc. (a)	5,492,600	14,006,130
Motorola, Inc.	1,441,600	30,403,344
MRV Communications, Inc. (a)(d)	735,283	2,198,496
NETGEAR, Inc. (a)	103,100	2,413,571
Nokia Corp. sponsored ADR	1,090,700	23,417,329
Nortel Networks Corp. (a)	11,037,800	26,252,073
Orckit Communications Ltd. (a)(d)	143,300	1,809,879
Powerwave Technologies, Inc. (a)	449,000	4,395,710
QUALCOMM, Inc.	631,200	28,536,552
Research In Motion Ltd. (a)	199,000	12,904,317
Riverstone Networks, Inc. (a)	1,129,500	1,016,550
Sandvine Corp. (e)	712,100	1,451,512
Sonus Networks, Inc. (a)(d)	929,396	4,330,985
Stratex Networks, Inc. (a)	194,400	812,592
Symmetricom, Inc. (a)	459,300	3,329,925
Tekelec (a)	371,100	5,354,973
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,848	59,191
Tellabs, Inc. (a)	503,000	7,192,900
Telson Electronics Co. Ltd. (a)	850,529	0
Terayon Communication Systems, Inc. (a)	187,000	316,030

	Shares	Value
TomTom Group BV	10,800	$ 478,669
Tut Systems, Inc. (a)	109,700	295,093
		300,842,988
COMPUTERS & PERIPHERALS - 3.0%
Computer Hardware - 1.4%
Compal Electronics, Inc.	240,559	244,333
Concurrent Computer Corp. (a)	2,230,978	6,045,950
NEC Corp. sponsored ADR	700	4,228
		6,294,511
Computer Storage & Peripherals - 1.6%
M-Systems Flash Disk Pioneers Ltd. (a)	29,900	1,000,155
Novatel Wireless, Inc. (a)(d)	131,000	1,459,340
Synaptics, Inc. (a)	157,500	3,729,600
Xyratex Ltd. (a)	32,300	868,224
		7,057,319
TOTAL COMPUTERS & PERIPHERALS		13,351,830
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
Alternative Carriers - 0.3%
Level 3 Communications, Inc. (a)	232,400	1,155,028
Integrated Telecommunication Services - 0.3%
Embarq Corp. (a)	1,035	43,128
Philippine Long Distance Telephone Co. sponsored ADR	33,400	1,257,844
		1,300,972
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		2,456,000
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Energy Conversion Devices, Inc. (a)	14,600	580,350
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Electronic Equipment & Instruments - 0.4%
Chi Mei Optoelectronics Corp.	396,582	465,435
HannStar Display Corp.	2,368,000	434,834
Photon Dynamics, Inc. (a)	43,484	693,570
		1,593,839
Electronic Manufacturing Services - 0.3%
Molex, Inc.	25,700	912,350
Trimble Navigation Ltd. (a)	13,500	620,190
		1,532,540
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,126,379
HOUSEHOLD DURABLES - 0.7%
Consumer Electronics - 0.7%
Directed Electronics, Inc.	85,300	1,177,140
Dolby Laboratories, Inc. Class A (a)	79,700	1,759,776
Garmin Ltd.	3,800	354,502
		3,291,418
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 9.3%
Internet Software & Services - 9.3%
aQuantive, Inc. (a)	41,200	$ 1,021,348
Google, Inc. Class A (sub. vtg.) (a)	85,407	31,756,031
Openwave Systems, Inc. (a)	509,319	7,201,771
Traffic.com, Inc.	156,200	768,504
		40,747,654
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.6%
Semiconductor Equipment - 1.2%
EMCORE Corp. (a)(d)	229,300	2,185,229
MEMC Electronic Materials, Inc. (a)	93,700	3,281,374
		5,466,603
Semiconductors - 9.4%
Actel Corp. (a)	19,449	269,952
Advanced Analogic Technologies, Inc.	229,600	2,647,288
AMIS Holdings, Inc. (a)	248,100	2,433,861
ANADIGICS, Inc. (a)	145,100	1,239,154
Applied Micro Circuits Corp. (a)	443,268	1,303,208
ARM Holdings PLC sponsored ADR	232,100	1,531,860
ATI Technologies, Inc. (a)	141,200	2,329,625
Broadcom Corp. Class A (a)	24,100	814,821
Conexant Systems, Inc. (a)	1,434,200	4,202,206
Exar Corp. (a)	6,701	88,453
Freescale Semiconductor, Inc. Class A (a)	166,500	5,133,195
Ikanos Communications, Inc.	1,700	27,013
Marvell Technology Group Ltd. (a)	22,600	1,077,342
Microtune, Inc. (a)	276,300	1,768,320
Mindspeed Technologies, Inc. (a)(d)	794,563	2,280,396
MIPS Technologies, Inc. (a)	48,602	280,434
Netlogic Microsystems, Inc. (a)	72,700	2,374,382
O2Micro International Ltd. sponsored ADR (a)	366,400	3,180,352
Pericom Semiconductor Corp. (a)	48,700	423,690
Pixelplus Co. Ltd. sponsored ADR	123,700	384,707
PMC-Sierra, Inc. (a)	1,200	11,568
PowerDsine Ltd. (a)	142,300	1,097,133
Sigma Designs, Inc. (a)	8,312	115,537
Silicon On Insulator Technologies SA (SOITEC) (a)	79,300	2,323,463
SiRF Technology Holdings, Inc. (a)	7,600	222,756
Transmeta Corp. (a)	236,700	345,582
Trident Microsystems, Inc. (a)	34,000	750,720
Vimicro International Corp. sponsored ADR	154,000	2,517,407
		41,174,425
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		46,641,028
SOFTWARE - 2.6%
Application Software - 2.0%
Catapult Communications Corp. (a)	42,242	519,577

	Shares	Value
NAVTEQ Corp. (a)	51,200	$ 2,137,600
Ulticom, Inc. (a)	695,878	6,318,572
		8,975,749
Home Entertainment Software - 0.3%
Ubisoft Entertainment SA (a)	23,600	1,210,530
Systems Software - 0.3%
Wind River Systems, Inc. (a)	145,900	1,378,755
TOTAL SOFTWARE		11,565,034
WIRELESS TELECOMMUNICATION SERVICES - 3.5%
Wireless Telecommunication Services - 3.5%
American Tower Corp. Class A (a)	160,900	4,983,073
Crown Castle International Corp. (a)	160,700	5,105,439
MTN Group Ltd.	154,700	1,278,930
NII Holdings, Inc. (a)	9,900	539,154
Sprint Nextel Corp.	20,700	439,047
Syniverse Holdings, Inc. (a)	93,600	1,525,680
Vimpel Communications sponsored ADR (a)	29,200	1,222,312
WiderThan Co. Ltd. ADR	25,600	324,608
		15,418,243
TOTAL COMMON STOCKS (Cost $479,214,285)		440,026,592
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
CIENA Corp. 0.25% 5/1/13 (Cost $700,000)	$ 700,000	639,940
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 5.03% (b)	933,789	933,789
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	11,622,625	11,622,625
TOTAL MONEY MARKET FUNDS (Cost $12,556,414)		12,556,414
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $492,470,699)	453,222,946
NET OTHER ASSETS - (2.9)%	(12,760,244)
NET ASSETS - 100%	$ 440,462,702
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,451,512 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,860
Fidelity Securities Lending Cash Central Fund	75,935
Total	$ 105,795
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $498,711,616. Net unrealized depreciation aggregated $45,488,670, of which $24,238,542 related to appreciated investment securities and $69,727,212 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

May 31, 2006

1.802167.102

ELE-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Asahi Glass Co. Ltd.	600,000	$ 8,021,913
CHEMICALS - 1.4%
Specialty Chemicals - 1.4%
Nitto Denko Corp.	170,000	13,145,075
Tokuyama Corp. (d)	1,400,000	21,235,321
		34,380,396
COMMUNICATIONS EQUIPMENT - 6.1%
Communications Equipment - 6.1%
CSR PLC (a)	1,500,000	40,617,486
Motorola, Inc.	5,000,000	105,450,000
		146,067,486
COMPUTERS & PERIPHERALS - 1.6%
Computer Hardware - 0.2%
High Tech Computer Corp.	50,000	1,473,988
Quanta Computer, Inc.	1,500,000	2,234,206
		3,708,194
Computer Storage & Peripherals - 1.4%
Ichia Technologies, Inc.	4,000,000	5,487,198
Lite-On Technology Corp.	1,000,000	1,551,403
M-Systems Flash Disk Pioneers Ltd. (a)	250,000	8,362,500
Phison Electronics Corp.	700,000	3,901,733
Seagate Technology	175,000	4,086,250
Synaptics, Inc. (a)	250,000	5,920,000
TPV Technology Ltd.	4,000,000	3,918,510
		33,227,594
TOTAL COMPUTERS & PERIPHERALS		36,935,788
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.1%
104 Corp.	250,000	1,919,900
ELECTRICAL EQUIPMENT - 1.8%
Electrical Components & Equipment - 1.8%
Evergreen Solar, Inc. (a)(d)	2,500,000	27,875,000
Q-Cells AG	100,000	7,754,285
Suntech Power Holdings Co. Ltd. sponsored ADR	300,025	8,454,705
		44,083,990
ELECTRONIC EQUIPMENT & INSTRUMENTS - 12.3%
Electronic Equipment & Instruments - 3.1%
Amphenol Corp. Class A	450,000	24,997,500
AU Optronics Corp. sponsored ADR (d)	1,000,000	14,520,000
Cogent, Inc. (a)(d)	200,000	3,104,000
Kyocera Corp. sponsored ADR	50,000	4,175,000
Motech Industries, Inc.	900,000	23,187,439
Vishay Intertechnology, Inc. (a)	300,000	4,875,000
		74,858,939

	Shares	Value
Electronic Manufacturing Services - 4.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	17,500,000	$ 111,632,903
Technology Distributors - 4.5%
Arrow Electronics, Inc. (a)	2,100,000	68,250,000
Avnet, Inc. (a)	1,200,014	26,496,309
Wolfson Microelectronics PLC (a)	1,500,000	12,622,838
		107,369,147
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		293,860,989
HOUSEHOLD DURABLES - 1.1%
Consumer Electronics - 1.1%
Koninklijke Philips Electronics NV (NY Shares)	250,000	7,902,500
LG Electronics, Inc.	100,000	7,230,519
Sharp Corp.	600,000	10,034,134
		25,167,153
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 74.1%
Semiconductor Equipment - 15.5%
Applied Materials, Inc.	7,500,000	126,825,000
ATMI, Inc. (a)	150,000	3,930,000
Brooks Automation, Inc. (a)	100,000	1,208,000
Cohu, Inc.	800,000	13,864,000
Cymer, Inc. (a)	350,000	16,236,500
Entegris, Inc. (a)	300,000	2,904,000
FormFactor, Inc. (a)	250,000	9,685,000
KLA-Tencor Corp. (d)	2,750,000	112,860,000
MEMC Electronic Materials, Inc. (a)	1,000,000	35,020,000
MKS Instruments, Inc. (a)	425,000	9,277,750
Teradyne, Inc. (a)	1,400,000	21,798,000
Varian Semiconductor Equipment Associates, Inc. (a)	500,000	15,475,000
		369,083,250
Semiconductors - 58.6%
Actel Corp. (a)	200,000	2,776,000
Altera Corp. (a)	3,000,000	58,680,000
Analog Devices, Inc.	3,000,000	101,190,000
ARM Holdings PLC sponsored ADR	7,115,900	46,964,940
Broadcom Corp. Class A (a)	2,800,000	94,668,000
Cree, Inc. (a)(d)	700,000	17,955,000
Cypress Semiconductor Corp. (a)	500,000	7,590,000
Elpida Memory, Inc. (a)	100,000	4,540,536
Exar Corp. (a)	700,000	9,240,000
Freescale Semiconductor, Inc.:
Class A (a)	600,000	18,498,000
Class B (a)	600,000	18,726,000
Holtek Semiconductor, Inc.	5,500,000	10,934,141
Intel Corp.	7,800,000	140,556,000
Linear Technology Corp.	5,200,000	175,499,998
LSI Logic Corp. (a)	3,000,000	29,190,000
Marvell Technology Group Ltd. (a)	2,526,300	120,428,721
Maxim Integrated Products, Inc.	3,500,000	107,555,000
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
MediaTek, Inc.	125,000	$ 1,395,411
Nanya Technology Corp.	5,000,000	3,189,512
National Semiconductor Corp. (d)	4,750,000	121,980,000
ON Semiconductor Corp. (a)	1,000,000	6,040,000
PMC-Sierra, Inc. (a)	500,000	4,820,000
Power Integrations, Inc. (a)	200,000	3,524,000
Promos Technologies, Inc.	25,000,000	9,599,501
Rambus, Inc. (a)(d)	400,000	9,704,000
Saifun Semiconductors Ltd.	300,000	8,949,000
Samsung Electronics Co. Ltd.	140,000	89,784,178
Silicon On Insulator Technologies SA (SOITEC) (a)	500,000	14,649,831
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	2,500,002	15,200,012
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,000,000	18,940,000
Texas Instruments, Inc.	1,300,000	40,599,000
Vimicro International Corp. sponsored ADR	1,000,000	16,346,800
Volterra Semiconductor Corp. (a)(d)	650,043	9,919,656
Xilinx, Inc.	2,300,000	59,800,000
		1,399,433,237
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,768,516,487
SOFTWARE - 0.4%
Application Software - 0.4%
Cadence Design Systems, Inc. (a)	300,000	5,412,000
Synopsys, Inc. (a)	150,000	3,064,500
		8,476,500
SPECIALTY RETAIL - 0.2%
Computer & Electronics Retail - 0.2%
Gamestop Corp. Class B (a)	100,000	3,865,000
TOTAL COMMON STOCKS (Cost $2,375,078,957)		2,371,295,602
Convertible Bonds - 0.2%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Evergreen Solar, Inc. 4.375% 7/1/12 (e) (Cost $2,980,000)	$ 2,980,000	$ 4,693,500
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 5.03% (b)	14,133,976	14,133,976
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	91,007,623	91,007,623
TOTAL MONEY MARKET FUNDS (Cost $105,141,599)		105,141,599
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $2,483,200,556)	2,481,130,701
NET OTHER ASSETS - (4.0)%	(95,800,705)
NET ASSETS - 100%	$ 2,385,329,996
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,693,500 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 348,073
Fidelity Securities Lending Cash Central Fund	330,942
Total	$ 679,015
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,495,797,918. Net unrealized depreciation aggregated $14,667,217, of which $288,462,077 related to appreciated investment securities and $303,129,294 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

May 31, 2006

1.802168.102

ENE-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AIRLINES - 0.0%
Airlines - 0.0%
UAL Corp. (a)	4,000	$ 117,720
CHEMICALS - 0.4%
Commodity Chemicals - 0.0%
Arkema sponsored ADR (a)	8,245	292,698
Diversified Chemicals - 0.3%
Ashland, Inc.	144,100	9,006,250
Specialty Chemicals - 0.1%
Tokuyama Corp.	78,600	1,192,212
TOTAL CHEMICALS		10,491,160
CONSTRUCTION & ENGINEERING - 1.6%
Construction & Engineering - 1.6%
Chicago Bridge & Iron Co. NV (NY Shares)	335,000	7,597,800
Fluor Corp.	192,300	16,857,018
Jacobs Engineering Group, Inc. (a)	113,500	8,856,405
SNC-Lavalin Group, Inc.	409,100	10,962,580
		44,273,803
ELECTRIC UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.	455,800	25,802,838
ELECTRICAL EQUIPMENT - 1.4%
Electrical Components & Equipment - 0.5%
Energy Conversion Devices, Inc. (a)	251,500	9,997,125
Evergreen Solar, Inc. (a)	289,800	3,231,270
Suntech Power Holdings Co. Ltd. sponsored ADR	36,300	1,022,934
		14,251,329
Heavy Electrical Equipment - 0.9%
Vestas Wind Systems AS (a)	902,400	23,262,528
TOTAL ELECTRICAL EQUIPMENT		37,513,857
ENERGY EQUIPMENT & SERVICES - 34.4%
Oil & Gas Drilling - 8.7%
Diamond Offshore Drilling, Inc.	622,400	53,364,576
GlobalSantaFe Corp.	1,432,800	86,154,264
Noble Corp.	465,500	32,366,215
Pride International, Inc. (a)	2,044,716	66,146,563
Transocean, Inc. (a)	58,000	4,719,460
		242,751,078
Oil & Gas Equipment & Services - 25.7%
Baker Hughes, Inc.	1,083,350	93,493,105
BJ Services Co.	462,500	16,950,625
Halliburton Co.	2,230,982	166,408,947
Hydril Co. (a)	114,000	8,537,460
Key Energy Services, Inc. (a)	530,000	8,930,500
National Oilwell Varco, Inc. (a)	1,745,950	115,337,457

	Shares	Value
Oil States International, Inc. (a)	355,800	$ 12,360,492
Schlumberger Ltd. (NY Shares) (d)	2,245,860	147,261,040
Smith International, Inc.	2,268,964	92,936,765
Superior Energy Services, Inc. (a)	590,000	19,411,000
W-H Energy Services, Inc. (a)	141,400	7,966,476
Weatherford International Ltd. (a)	505,500	26,306,220
		715,900,087
TOTAL ENERGY EQUIPMENT & SERVICES		958,651,165
GAS UTILITIES - 0.8%
Gas Utilities - 0.8%
Questar Corp.	187,700	13,831,613
Xinao Gas Holdings Ltd.	9,239,000	9,646,226
		23,477,839
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.7%
Independent Power & Energy Trade - 2.7%
AES Corp. (a)	1,444,600	26,580,640
Mirant Corp. (a)	754,700	18,776,936
NRG Energy, Inc. (a)	418,500	20,820,375
TXU Corp.	133,400	7,643,820
		73,821,771
MACHINERY - 2.1%
Construction & Farm Machinery & Heavy Trucks - 2.1%
Bucyrus International, Inc. Class A	650,400	33,196,416
Joy Global, Inc.	465,600	25,021,344
		58,217,760
MARINE - 0.1%
Marine - 0.1%
American Commercial Lines, Inc.	50,100	2,750,991
MULTI-UTILITIES - 1.1%
Multi-Utilities - 1.1%
Dominion Resources, Inc.	428,300	31,086,014
OIL, GAS & CONSUMABLE FUELS - 54.2%
Coal & Consumable Fuels - 5.3%
Arch Coal, Inc.	352,000	17,022,720
CONSOL Energy, Inc.	654,600	57,768,450
Foundation Coal Holdings, Inc.	353,200	16,010,556
Peabody Energy Corp.	905,600	56,455,104
		147,256,830
Integrated Oil & Gas - 22.4%
BG Group PLC sponsored ADR	29,500	1,975,025
BP PLC sponsored ADR	298,600	21,111,020
Chevron Corp.	1,841,632	110,111,177
ConocoPhillips	2,998,526	189,776,708
ENI Spa sponsored ADR	507,950	30,746,214
Exxon Mobil Corp.	2,369,110	144,302,490
Hess Corp.	105,000	15,750,000
Husky Energy, Inc.	122,400	7,191,174
OAO Gazprom sponsored ADR	424,850	18,119,853
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Occidental Petroleum Corp.	404,300	$ 40,062,087
OMV AG	204,590	11,907,547
Royal Dutch Shell PLC Class A sponsored ADR	1,300	86,203
Suncor Energy, Inc.	364,400	29,410,099
Total SA sponsored ADR	50,000	3,260,500
		623,810,097
Oil & Gas Exploration & Production - 20.6%
Cabot Oil & Gas Corp.	123,800	5,431,106
Canadian Natural Resources Ltd.	1,469,800	77,410,579
Chesapeake Energy Corp.	2,654,400	81,198,096
Comstock Resources, Inc. (a)	156,300	4,429,542
EnCana Corp.	316,376	15,961,726
Energy Partners Ltd. (a)(d)	750,900	15,919,080
EOG Resources, Inc.	1,800	118,188
Forest Oil Corp. (a)	25,600	835,584
Houston Exploration Co. (a)	600,700	32,011,303
Hugoton Royalty Trust	416,115	11,518,063
Kerr-McGee Corp.	351,600	37,568,460
Mariner Energy, Inc. (a)	133,218	2,275,363
Nexen, Inc.	310,700	17,280,704
Plains Exploration & Production Co. (a)	985,605	35,186,099
Quicksilver Resources, Inc. (a)	564,200	19,786,494
Range Resources Corp.	1,913,227	49,552,579
Talisman Energy, Inc.	1,158,900	21,099,610
Ultra Petroleum Corp. (a)	1,386,300	79,781,565
UTS Energy Corp. (a)	2,793,400	18,466,245
XTO Energy, Inc.	1,189,500	49,031,190
		574,861,576
Oil & Gas Refining & Marketing - 3.8%
Sunoco, Inc.	247,300	16,962,307
Valero Energy Corp.	1,464,432	89,842,903
		106,805,210
Oil & Gas Storage & Transport - 2.1%
El Paso Corp.	564,600	8,790,822
Energy Transfer Equity LP	236,500	6,314,550
Enterprise GP Holdings LP	142,500	5,058,750

	Shares	Value
OMI Corp.	1,051,500	$ 19,599,960
Overseas Shipholding Group, Inc.	226,500	11,630,775
Williams Companies, Inc.	266,300	6,018,380
		57,413,237
TOTAL OIL, GAS & CONSUMABLE FUELS		1,510,146,950
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
Renewable Energy Corp. AS	5,800	89,188
TOTAL COMMON STOCKS (Cost $2,232,092,352)		2,776,441,056
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 5.03% (b)	33,533,704	33,533,704
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	11,688,450	11,688,450
TOTAL MONEY MARKET FUNDS (Cost $45,222,154)		45,222,154
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,277,314,506)	2,821,663,210
NET OTHER ASSETS - (1.3)%	(36,020,237)
NET ASSETS - 100%	$ 2,785,642,973
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 667,628
Fidelity Securities Lending Cash Central Fund	85,206
Total	$ 752,834
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,288,154,379. Net unrealized appreciation aggregated $533,508,831, of which $593,607,037 related to appreciated investment securities and $60,098,206 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

May 31, 2006

1.802169.102

ENS-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
ELECTRICAL EQUIPMENT - 0.6%
Heavy Electrical Equipment - 0.6%
Vestas Wind Systems AS (a)	481,200	$ 12,404,620
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Sunpower Corp. Class A	170,300	5,175,417
ENERGY EQUIPMENT & SERVICES - 95.0%
Oil & Gas Drilling - 34.0%
Atwood Oceanics, Inc. (a)	184,400	8,993,188
Diamond Offshore Drilling, Inc.	1,590,200	136,343,748
ENSCO International, Inc.	1,434,800	71,725,652
GlobalSantaFe Corp.	2,351,210	141,378,257
Grey Wolf, Inc. (a)	1,200	9,180
Helmerich & Payne, Inc.	3,600	236,736
Hercules Offshore, Inc.	257,100	9,402,147
Noble Corp.	1,752,650	121,861,755
Patterson-UTI Energy, Inc.	1,300	38,870
Pride International, Inc. (a)	1,933,986	62,564,447
Rowan Companies, Inc.	595,500	23,712,810
TODCO Class A	32,300	1,426,691
Transocean, Inc. (a)	1,148,927	93,488,190
		671,181,671
Oil & Gas Equipment & Services - 61.0%
Baker Hughes, Inc.	1,760,436	151,925,625
Basic Energy Services, Inc.	440,300	14,468,258
BJ Services Co.	1,811,374	66,386,857
Cameron International Corp. (a)	892,300	41,848,870
Carbo Ceramics, Inc.	22,400	1,126,048
Compagnie Generale de Geophysique SA (a)	24,100	4,092,789
Complete Production Services, Inc.	252,400	6,044,980
Core Laboratories NV (a)	136,000	7,684,000
Dresser-Rand Group, Inc.	184,900	4,467,184
Dril-Quip, Inc. (a)	258,400	20,343,832
FMC Technologies, Inc. (a)	566,100	37,781,514
Global Industries Ltd. (a)	574,000	11,141,340
Grant Prideco, Inc. (a)	1,172,705	56,336,748
Halliburton Co.	1,198,767	89,416,031
Hanover Compressor Co. (a)(d)	701,400	12,604,158
Helix Energy Solutions Group, Inc. (a)	682,700	24,208,542
Hornbeck Offshore Services, Inc. (a)	433,700	15,352,980
Hydril Co. (a)	306,200	22,931,318
Key Energy Services, Inc. (a)	1,200	20,220
Lone Star Technologies, Inc. (a)	157,900	7,658,150
Maverick Tube Corp. (a)	164,000	7,904,800
National Oilwell Varco, Inc. (a)	2,097,931	138,589,322
Oceaneering International, Inc. (a)	240,200	18,015,000
Oil States International, Inc. (a)	574,700	19,965,078
Petroleum Geo-Services ASA sponsored ADR (a)	25,000	1,593,750

	Shares	Value
RPC, Inc.	573,450	$ 13,412,996
Schlumberger Ltd. (NY Shares)	1,687,790	110,668,390
Smith International, Inc.	1,251,256	51,251,446
Superior Energy Services, Inc. (a)	726,400	23,898,560
Superior Well Services, Inc.	52,100	1,655,738
TETRA Technologies, Inc. (a)	514,300	14,935,272
TGS Nopec Geophysical Co. ASA (a)	133,200	10,241,267
Tidewater, Inc.	5,800	294,176
Universal Compression Holdings, Inc. (a)	479,700	27,880,164
Veritas DGC, Inc. (a)	486,100	22,958,503
W-H Energy Services, Inc. (a)	579,800	32,665,932
Warrior Energy Service Corp. (a)	8,400	220,248
Weatherford International Ltd. (a)	2,191,710	114,056,588
		1,206,046,674
TOTAL ENERGY EQUIPMENT & SERVICES		1,877,228,345
INDUSTRIAL CONGLOMERATES - 2.6%
Industrial Conglomerates - 2.6%
McDermott International, Inc. (a)	795,100	52,166,511
MACHINERY - 0.1%
Construction & Farm Machinery & Heavy Trucks - 0.1%
Joy Global, Inc.	51,300	2,756,862
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.9%
Arch Coal, Inc.	167,500	8,100,300
Peabody Energy Corp.	150,500	9,382,170
		17,482,470
TOTAL COMMON STOCKS (Cost $1,361,762,557)		1,967,214,225
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 5.03% (b)	18,253,304	18,253,304
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	900,000	900,000
TOTAL MONEY MARKET FUNDS (Cost $19,153,304)		19,153,304
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,380,915,861)	1,986,367,529
NET OTHER ASSETS - (0.5)%	(9,493,511)
NET ASSETS - 100%	$ 1,976,874,018
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 437,748
Fidelity Securities Lending Cash Central Fund	12,951
Total	$ 450,699
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,391,422,320. Net unrealized appreciation aggregated $594,945,209, of which $626,450,500 related to appreciated investment securities and $31,505,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environmental Portfolio

May 31, 2006

1.802170.102

ENV-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
AUTO COMPONENTS - 1.8%
Auto Parts & Equipment - 1.8%
Ballard Power Systems, Inc. (a)(d)	258,000	$ 1,861,491
BUILDING PRODUCTS - 1.3%
Building Products - 1.3%
Trex Co., Inc. (a)(d)	48,000	1,303,200
CHEMICALS - 5.2%
Commodity Chemicals - 0.7%
Calgon Carbon Corp. (d)	107,800	735,196
Specialty Chemicals - 4.5%
Nalco Holding Co. (a)	272,600	4,691,446
TOTAL CHEMICALS		5,426,642
COMMERCIAL SERVICES & SUPPLIES - 37.4%
Environmental & Facility Services - 37.4%
Allied Waste Industries, Inc. (a)(d)	428,600	5,113,198
Bennett Environmental, Inc. (a)	45,900	152,132
Clean Harbors, Inc. (a)	47,800	1,734,662
Marsulex, Inc. (a)	38,000	282,951
Republic Services, Inc.	189,700	7,739,760
Stericycle, Inc. (a)	78,500	5,233,595
Waste Connections, Inc. (a)	164,400	6,321,180
Waste Management, Inc.	333,093	12,197,866
		38,775,344
CONSTRUCTION & ENGINEERING - 2.6%
Construction & Engineering - 2.6%
Insituform Technologies, Inc. Class A (a)	107,600	2,754,560
ELECTRICAL EQUIPMENT - 2.5%
Electrical Components & Equipment - 1.8%
FuelCell Energy, Inc. (a)	114,500	1,197,670
Hydrogenics Corp. (a)(d)	214,800	712,650
		1,910,320
Heavy Electrical Equipment - 0.7%
Capstone Turbine Corp. (a)(d)	241,100	735,355
TOTAL ELECTRICAL EQUIPMENT		2,645,675
ENERGY EQUIPMENT & SERVICES - 1.6%
Oil & Gas Equipment & Services - 1.6%
Newpark Resources, Inc. (a)	275,300	1,618,764

	Shares	Value
FOOD & STAPLES RETAILING - 10.5%
Food Distributors - 4.1%
United Natural Foods, Inc. (a)	129,500	$ 4,286,450
Food Retail - 6.4%
Whole Foods Market, Inc.	85,500	5,557,500
Wild Oats Markets, Inc. (a)(d)	67,600	1,078,220
		6,635,720
TOTAL FOOD & STAPLES RETAILING		10,922,170
FOOD PRODUCTS - 5.5%
Packaged Foods & Meats - 5.5%
Green Mountain Coffee Roasters, Inc. (a)	24,200	955,416
Hain Celestial Group, Inc. (a)	121,900	3,129,173
SunOpta, Inc. (a)	175,700	1,597,430
		5,682,019
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 4.3%
Independent Power & Energy Trade - 4.3%
Nevada Geothermal Power, Inc. unit (a)(e)	1,300,000	1,272,666
Ormat Technologies, Inc. (d)	84,500	3,149,315
		4,421,981
LIFE SCIENCES TOOLS & SERVICES - 4.9%
Life Science Tools & Services - 4.9%
Millipore Corp. (a)	72,900	5,059,260
MACHINERY - 12.9%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Lindsay Manufacturing Co.	26,800	590,940
Industrial Machinery - 12.4%
Pall Corp. (d)	202,600	6,096,234
Pentair, Inc.	197,600	6,750,016
		12,846,250
TOTAL MACHINERY		13,437,190
OIL, GAS & CONSUMABLE FUELS - 0.2%
Oil & Gas Exploration & Production - 0.2%
Cheniere Energy, Inc. (a)	5,000	194,650
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Semiconductor Equipment - 1.0%
Asyst Technologies, Inc. (a)	150,100	1,032,688
Semiconductors - 1.4%
Renewable Energy Corp. AS	93,025	1,430,471
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,463,159
TOTAL COMMON STOCKS (Cost $94,909,384)		96,566,105
Money Market Funds - 20.2%
	Shares	Value
Fidelity Cash Central Fund, 5.03% (b)	820,834	$ 820,834
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	20,167,150	20,167,150
TOTAL MONEY MARKET FUNDS (Cost $20,987,984)		20,987,984
TOTAL INVESTMENT PORTFOLIO - 113.3% (Cost $115,897,368)	117,554,089
NET OTHER ASSETS - (13.3)%	(13,753,692)
NET ASSETS - 100%	$ 103,800,397
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,272,666 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Nevada Geothermal Power, Inc. unit	4/12/06	$ 1,020,720
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 110,361
Fidelity Securities Lending Cash Central Fund	60,301
Total	$ 170,662
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $116,280,699. Net unrealized appreciation aggregated $1,273,390, of which $5,204,237 related to appreciated investment securities and $3,930,847 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

May 31, 2006

1.802171.102

FIN-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CAPITAL MARKETS - 17.9%
Asset Management & Custody Banks - 6.0%
Affiliated Managers Group, Inc. (a)	12,700	$ 1,145,540
American Capital Strategies Ltd. (d)	65,000	2,226,250
Ameriprise Financial, Inc.	36,040	1,649,551
Bank of New York Co., Inc.	68,136	2,264,159
Federated Investors, Inc. Class B (non-vtg.)	16,750	538,010
Franklin Resources, Inc.	45,500	4,092,725
Investors Financial Services Corp.	95,200	4,164,048
Legg Mason, Inc.	15,200	1,458,136
Northern Trust Corp.	46,600	2,605,872
Nuveen Investments, Inc. Class A	29,300	1,315,863
State Street Corp.	92,500	5,744,250
Technology Investment Capital Corp.	65,700	923,742
		28,128,146
Diversified Capital Markets - 1.6%
Deutsche Bank AG (NY Shares)	6,200	710,892
UBS AG (NY Shares)	59,300	6,713,946
		7,424,838
Investment Banking & Brokerage - 10.3%
Bear Stearns Companies, Inc.	14,100	1,885,875
Charles Schwab Corp.	116,300	1,937,558
Daiwa Securities Group, Inc.	74,000	916,847
E*TRADE Financial Corp. (a)	349,200	8,475,084
E*TRADE Securities Co. Ltd.	312	465,670
Goldman Sachs Group, Inc.	44,700	6,747,465
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	47,000	1,131,290
Lazard Ltd. Class A	28,000	1,111,040
Lehman Brothers Holdings, Inc.	21,600	1,438,776
MCF Corp. (a)	455,100	464,202
Merrill Lynch & Co., Inc.	204,800	14,829,568
Morgan Stanley	74,600	4,447,652
Nikko Cordial Corp.	55,500	815,880
Nomura Holdings, Inc.	58,600	1,154,420
TD Ameritrade Holding Corp.	65,965	1,121,405
TradeStation Group, Inc. (a)	138,947	1,932,753
		48,875,485
TOTAL CAPITAL MARKETS		84,428,469
COMMERCIAL BANKS - 18.8%
Diversified Banks - 15.3%
ABN-AMRO Holding NV sponsored ADR	41,600	1,151,488
Absa Group Ltd.	50,900	838,575
Banco Bilbao Vizcaya Argentaria SA	60,100	1,247,075
Banco Popolare di Verona e Novara	117,800	3,229,553
Bangkok Bank Ltd. PCL (For. Reg.)	400,200	1,112,395
Bank Hapoalim BM (Reg.)	143,100	667,568
Bank of Montreal	84,100	4,735,565
HDFC Bank Ltd. sponsored ADR	32,900	1,741,726

	Shares	Value
HSBC Holdings PLC:
(United Kingdom) (Reg.)	87,500	$ 1,526,350
sponsored ADR	17,300	1,508,906
ICICI Bank Ltd.	104,030	1,212,392
Kookmin Bank	16,530	1,342,440
Korea Exchange Bank (a)	330	4,029
Mizrahi Tefahot Bank Ltd. (a)	115,300	702,048
Standard Chartered PLC (United Kingdom)	96,536	2,370,321
State Bank of India	50,969	1,089,133
Toronto-Dominion Bank	56,600	3,069,891
U.S. Bancorp, Delaware	243,800	7,526,106
Unicredito Italiano Spa (d)	167,100	1,273,253
Wachovia Corp.	361,096	19,318,636
Wells Fargo & Co.	251,650	16,702,011
		72,369,461
Regional Banks - 3.5%
Cathay General Bancorp	74,928	2,689,166
Center Financial Corp., California	66,000	1,539,780
City National Corp.	11,600	843,668
East West Bancorp, Inc.	19,423	775,949
Kansai Urban Banking Corp.	237,000	999,394
M&T Bank Corp.	9,800	1,127,980
Nara Bancorp, Inc.	46,141	895,135
North Fork Bancorp, Inc., New York	43,632	1,285,835
SVB Financial Group (a)	58,400	2,816,048
The Keiyo Bank Ltd.	106,000	702,407
UCBH Holdings, Inc.	55,300	977,704
UnionBanCal Corp.	27,600	1,867,140
		16,520,206
TOTAL COMMERCIAL BANKS		88,889,667
CONSUMER FINANCE - 4.5%
Consumer Finance - 4.5%
American Express Co.	215,600	11,720,016
Capital One Financial Corp.	42,400	3,509,448
Dollar Financial Corp. (a)	138,379	2,644,423
SLM Corp.	63,500	3,413,760
		21,287,647
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Jackson Hewitt Tax Service, Inc.	39,600	1,294,920
DIVERSIFIED FINANCIAL SERVICES - 15.6%
Other Diversifed Financial Services - 13.4%
Bank of America Corp.	596,731	28,881,780
Citigroup, Inc.	154,934	7,638,246
FirstRand Ltd.	298,500	784,629
ING Groep NV sponsored ADR	25,100	984,171
JPMorgan Chase & Co.	585,845	24,980,431
		63,269,257
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Specialized Finance - 2.2%
Asset Acceptance Capital Corp. (a)	62,638	$ 1,083,637
CIT Group, Inc.	18,900	971,460
IntercontinentalExchange, Inc.	46,600	2,595,620
Marlin Business Services Corp. (a)	44,234	935,107
NETeller PLC (a)	173,200	2,034,046
The NASDAQ Stock Market, Inc. (a)	86,300	2,626,972
		10,246,842
TOTAL DIVERSIFIED FINANCIAL SERVICES		73,516,099
HOUSEHOLD DURABLES - 0.2%
Homebuilding - 0.2%
D.R. Horton, Inc.	33,300	877,788
INSURANCE - 29.6%
Insurance Brokers - 0.6%
National Financial Partners Corp.	38,000	1,704,300
Willis Group Holdings Ltd.	34,800	1,209,300
		2,913,600
Life & Health Insurance - 4.6%
AFLAC, Inc.	104,900	4,909,320
Lincoln National Corp.	29,500	1,657,310
MetLife, Inc.	119,200	6,135,224
Protective Life Corp.	10,500	465,360
Prudential Financial, Inc.	61,900	4,713,685
Shin Kong Financial Holding Co. Ltd.	919,000	939,110
Sun Life Financial, Inc.	76,900	3,154,908
		21,974,917
Multi-Line Insurance - 9.9%
American International Group, Inc.	647,651	39,377,179
Hartford Financial Services Group, Inc.	64,700	5,689,718
HCC Insurance Holdings, Inc.	49,350	1,514,552
		46,581,449
Property & Casualty Insurance - 8.3%
ACE Ltd.	243,300	12,595,641
Allstate Corp.	92,600	5,093,926
AMBAC Financial Group, Inc.	16,300	1,306,445
Aspen Insurance Holdings Ltd.	217,400	4,711,058
Axis Capital Holdings Ltd.	56,200	1,472,440
Berkshire Hathaway, Inc. Class B (a)	910	2,792,790
MBIA, Inc.	41,500	2,370,895
The St. Paul Travelers Companies, Inc.	145,900	6,422,518
XL Capital Ltd. Class A	39,100	2,474,248
		39,239,961
Reinsurance - 6.2%
Endurance Specialty Holdings Ltd.	405,770	12,396,274
Everest Re Group Ltd.	12,800	1,143,680

	Shares	Value
IPC Holdings Ltd.	6,200	$ 151,156
Max Re Capital Ltd.	92,199	2,212,776
PartnerRe Ltd.	19,700	1,209,974
Platinum Underwriters Holdings Ltd.	329,800	8,884,812
Scottish Re Group Ltd.	94,000	1,825,480
Swiss Reinsurance Co. (Reg.)	17,963	1,262,799
		29,086,951
TOTAL INSURANCE		139,796,878
REAL ESTATE INVESTMENT TRUSTS - 4.0%
Office REITs - 0.7%
Digital Realty Trust, Inc.	53,500	1,342,850
Duke Realty Corp.	26,300	892,622
Reckson Associates Realty Corp.	28,900	1,110,916
		3,346,388
Residential REITs - 1.5%
Equity Lifestyle Properties, Inc.	16,300	703,345
Equity Residential (SBI)	93,800	4,136,580
United Dominion Realty Trust, Inc. (SBI)	82,700	2,233,727
		7,073,652
Retail REITs - 1.8%
CBL & Associates Properties, Inc.	30,360	1,135,768
Developers Diversified Realty Corp.	23,600	1,207,140
General Growth Properties, Inc.	18,500	809,560
Kimco Realty Corp.	25,800	924,930
Simon Property Group, Inc.	53,300	4,244,279
		8,321,677
TOTAL REAL ESTATE INVESTMENT TRUSTS		18,741,717
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Management & Development - 0.3%
Mitsui Fudosan Co. Ltd.	73,000	1,503,052
THRIFTS & MORTGAGE FINANCE - 8.4%
Thrifts & Mortgage Finance - 8.4%
Countrywide Financial Corp.	146,553	5,610,049
Doral Financial Corp.	26,150	197,171
Downey Financial Corp.	8,100	551,610
Fannie Mae	198,600	9,880,350
Freddie Mac	39,900	2,395,596
Golden West Financial Corp., Delaware	70,600	5,160,860
Hudson City Bancorp, Inc.	250,411	3,428,127
MGIC Investment Corp.	19,600	1,291,052
Radian Group, Inc.	24,000	1,466,880
Sovereign Bancorp, Inc.	89,100	1,986,930
The PMI Group, Inc.	27,300	1,242,150
W Holding Co., Inc.	118,907	887,046
Washington Mutual, Inc. (d)	119,400	5,481,654
		39,579,475
TOTAL COMMON STOCKS (Cost $340,101,747)		469,915,712
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 5.03% (b)	1,515,414	$ 1,515,414
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	6,068,600	6,068,600
TOTAL MONEY MARKET FUNDS (Cost $7,584,014)		7,584,014
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $347,685,761)	477,499,726
NET OTHER ASSETS - (1.2)%	(5,809,183)
NET ASSETS - 100%	$ 471,690,543
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,131,290 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 1,175,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,883
Fidelity Securities Lending Cash Central Fund	22,175
Total	$ 50,058
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $348,681,279. Net unrealized appreciation aggregated $128,818,447, of which $138,472,265 related to appreciated investment securities and $9,653,818 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Food and Agriculture Portfolio

May 31, 2006

1.802172.102

FOO-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
BEVERAGES - 22.3%
Brewers - 3.1%
Anheuser-Busch Companies, Inc.	100	$ 4,564
Efes Breweries International NV unit (a)(e)	8,000	258,000
InBev SA	29,800	1,433,064
Molson Coors Brewing Co. Class B	16,500	1,068,870
SABMiller PLC	93,900	1,752,465
		4,516,963
Distillers & Vintners - 2.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	39,400	973,180
Diageo PLC sponsored ADR	26,500	1,754,035
Pernod Ricard SA	7,300	1,424,981
		4,152,196
Soft Drinks - 16.3%
Coca-Cola Enterprises, Inc.	213,900	4,205,274
Coca-Cola Femsa SA de CV sponsored ADR	9,800	302,918
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	23,300	734,416
Fomento Economico Mexicano SA de CV sponsored ADR	12,000	1,029,480
PepsiCo, Inc.	140,300	8,482,538
The Coca-Cola Co.	196,500	8,651,895
		23,406,521
TOTAL BEVERAGES		32,075,680
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Senomyx, Inc. (a)	27,300	435,981
CHEMICALS - 3.7%
Fertilizers & Agricultural Chemicals - 3.7%
Agrium, Inc.	13,400	328,414
Bodisen Biotech, Inc. (a)(d)	30,000	343,200
CF Industries Holdings, Inc.	100	1,708
Monsanto Co.	44,500	3,745,120
Mosaic Co. (a)(d)	16,800	261,408
Potash Corp. of Saskatchewan, Inc.	3,300	301,085
Syngenta AG sponsored ADR	11,000	303,160
		5,284,095
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Commercial & Professional Services - 0.0%
Aramark Corp. Class B	100	3,275
FOOD & STAPLES RETAILING - 10.0%
Drug Retail - 0.5%
CVS Corp.	27,000	753,300

	Shares	Value
Food Distributors - 3.3%
Central European Distribution Corp. (a)	10,000	$ 320,200
Sysco Corp. (d)	144,100	4,406,578
		4,726,778
Food Retail - 5.7%
Convenience Retail Asia Ltd.	2,000	773
Kroger Co.	226,400	4,552,904
Safeway, Inc.	138,000	3,254,040
Whole Foods Market, Inc.	7,400	481,000
		8,288,717
Hypermarkets & Super Centers - 0.5%
Wal-Mart Stores, Inc.	13,700	663,765
TOTAL FOOD & STAPLES RETAILING		14,432,560
FOOD PRODUCTS - 29.6%
Agricultural Products - 4.0%
Archer-Daniels-Midland Co.	108,300	4,502,031
Bunge Ltd.	5,900	333,940
Corn Products International, Inc.	37,600	1,003,168
		5,839,139
Packaged Foods & Meats - 25.6%
Cadbury Schweppes PLC sponsored ADR	18,200	701,428
General Mills, Inc.	95,900	4,976,251
Groupe Danone	3,000	362,016
Hershey Co.	15,000	853,650
Kellogg Co.	129,700	6,108,870
Koninklijke Numico NV	7,800	346,405
Kraft Foods, Inc. Class A	100	3,310
Lindt & Spruengli AG	30	585,054
McCormick & Co., Inc. (non-vtg.)	10,000	344,500
Nestle SA sponsored ADR	148,000	11,077,800
People's Food Holdings Ltd.	100	71
Sanderson Farms, Inc. (d)	7,000	214,340
Tyson Foods, Inc. Class A	21,100	337,811
Unilever NV (NY Shares)	396,300	8,968,269
Wm. Wrigley Jr. Co.	42,250	1,931,670
		36,811,445
TOTAL FOOD PRODUCTS		42,650,584
HOTELS, RESTAURANTS & LEISURE - 13.3%
Restaurants - 13.3%
Applebee's International, Inc.	7,100	143,562
Buffalo Wild Wings, Inc. (a)	75,814	2,976,458
California Pizza Kitchen, Inc. (a)	100	2,901
Chipotle Mexican Grill, Inc. Class A	100	5,777
Domino's Pizza, Inc.	32,500	769,600
McCormick & Schmick's Seafood Restaurants (a)	14,100	337,695
McDonald's Corp.	217,700	7,221,109
OSI Restaurant Partners, Inc.	100	3,668
Red Robin Gourmet Burgers, Inc. (a)(d)	37,500	1,573,125
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Restaurants - continued
Starbucks Corp. (a)(d)	118,600	$ 4,228,090
Texas Roadhouse, Inc. Class A (a)	25,000	340,250
Tim Hortons, Inc. (d)	5,200	137,540
Yum! Brands, Inc.	27,600	1,391,040
		19,130,815
HOUSEHOLD DURABLES - 0.3%
Housewares & Specialties - 0.3%
Fortune Brands, Inc.	4,700	347,800
HOUSEHOLD PRODUCTS - 2.5%
Household Products - 2.5%
Colgate-Palmolive Co.	54,650	3,297,581
Procter & Gamble Co.	6,097	330,762
		3,628,343
MACHINERY - 0.9%
Construction & Farm Machinery & Heavy Trucks - 0.9%
AGCO Corp. (a)	20,500	501,430
CNH Global NV	14,100	349,398
Deere & Co.	5,800	496,480
		1,347,308
PERSONAL PRODUCTS - 1.0%
Personal Products - 1.0%
Avon Products, Inc.	31,200	989,040
Herbalife Ltd. (a)	12,700	498,475
		1,487,515
TOBACCO - 9.2%
Tobacco - 9.2%
Altria Group, Inc.	127,600	9,231,860
British American Tobacco PLC sponsored ADR	20,500	1,020,900
Imperial Tobacco Group PLC	11,400	348,559
Japan Tobacco, Inc.	95	342,518

	Shares	Value
Loews Corp. - Carolina Group	16,100	$ 747,684
Reynolds American, Inc.	13,800	1,517,172
		13,208,693
TOTAL COMMON STOCKS (Cost $109,977,444)		134,032,649
Money Market Funds - 14.1%

Fidelity Cash Central Fund, 5.03% (b)	10,474,804	10,474,804
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	9,806,575	9,806,575
TOTAL MONEY MARKET FUNDS (Cost $20,281,379)		20,281,379
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $130,258,823)	154,314,028
NET OTHER ASSETS - (7.2)%	(10,315,012)
NET ASSETS - 100%	$ 143,999,016
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $258,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,367
Fidelity Securities Lending Cash Central Fund	24,606
Total	$ 50,973
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $130,753,698. Net unrealized appreciation aggregated $23,560,330, of which $25,078,856 related to appreciated investment securities and $1,518,526 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

May 31, 2006

1.802183.102

GAS-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CHEMICALS - 0.2%
Commodity Chemicals - 0.2%
MG Technologies AG	128,400	$ 2,238,156
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Fluor Corp.	13,000	1,139,580
ELECTRIC UTILITIES - 1.1%
Electric Utilities - 1.1%
Exelon Corp.	264,900	14,995,989
ELECTRICAL EQUIPMENT - 0.1%
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	73,900	1,905,032
ENERGY EQUIPMENT & SERVICES - 22.2%
Oil & Gas Drilling - 9.2%
Cathedral Energy Services Income Trust	476,000	5,290,570
Diamond Offshore Drilling, Inc.	65,400	5,607,396
ENSCO International, Inc.	374,700	18,731,253
GlobalSantaFe Corp.	706,300	42,469,819
Noble Corp.	328,700	22,854,511
Pride International, Inc. (a)	960,100	31,059,235
		126,012,784
Oil & Gas Equipment & Services - 13.0%
BJ Services Co.	82,800	3,034,620
Carbo Ceramics, Inc.	154,900	7,786,823
Halliburton Co.	701,400	52,317,426
Helix Energy Solutions Group, Inc. (a)	213,500	7,570,710
Hydril Co. (a)	109,500	8,200,455
National Oilwell Varco, Inc. (a)	452,128	29,867,576
Savanna Energy Services Corp. (a)	68,700	1,762,338
Schlumberger Ltd. (NY Shares)	207,100	13,579,547
Smith International, Inc.	780,890	31,985,254
TETRA Technologies, Inc. (a)	256,400	7,445,856
Veritas DGC, Inc. (a)	122,600	5,790,398
W-H Energy Services, Inc. (a)	136,000	7,662,240
		177,003,243
TOTAL ENERGY EQUIPMENT & SERVICES		303,016,027
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.0%
Independent Power & Energy Trade - 1.0%
AES Corp. (a)	257,300	4,734,320
NRG Energy, Inc. (a)	125,600	6,248,600
TXU Corp.	43,500	2,492,550
		13,475,470
MACHINERY - 0.9%
Construction & Farm Machinery & Heavy Trucks - 0.9%
Bucyrus International, Inc. Class A	231,000	11,790,240

	Shares	Value
METALS & MINING - 1.2%
Steel - 1.2%
Oregon Steel Mills, Inc. (a)	348,000	$ 16,331,640
OIL, GAS & CONSUMABLE FUELS - 72.6%
Coal & Consumable Fuels - 4.6%
Alpha Natural Resources, Inc. (a)	213,400	4,600,904
Arch Coal, Inc.	142,900	6,910,644
Cameco Corp.	90,100	3,697,270
CONSOL Energy, Inc.	285,200	25,168,900
International Coal Group, Inc. (a)(d)	984,500	8,693,135
Peabody Energy Corp.	235,700	14,693,538
		63,764,391
Integrated Oil & Gas - 1.6%
Hess Corp.	40,900	6,135,000
Murphy Oil Corp.	73,300	3,865,109
OAO Gazprom sponsored ADR	278,300	11,869,495
		21,869,604
Oil & Gas Exploration & Production - 57.0%
Apache Corp.	245,400	15,921,552
Aurora Oil & Gas Corp. (a)	748,300	3,591,840
Cabot Oil & Gas Corp.	281,700	12,358,179
Canadian Natural Resources Ltd.	1,319,600	69,499,932
Chesapeake Energy Corp. (d)	1,367,500	41,831,825
Denbury Resources, Inc. (a)	285,500	9,021,800
EnCana Corp.	300,200	15,145,618
Encore Acquisition Co. (a)	356,250	9,462,000
Energy Partners Ltd. (a)(d)	326,300	6,917,560
EOG Resources, Inc.	581,700	38,194,422
Forest Oil Corp. (a)	1,005,300	32,812,992
Gastar Exploration Ltd. (a)	431,400	1,273,144
Goodrich Petroleum Corp. (a)(d)	116,800	2,861,600
Houston Exploration Co. (a)	396,900	21,150,801
Hugoton Royalty Trust	189,526	5,246,080
Kerr-McGee Corp.	254,900	27,236,065
Mariner Energy, Inc. (a)	503,889	8,606,424
Newfield Exploration Co. (a)	94,900	4,055,077
Noble Energy, Inc.	212,900	9,252,634
Paramount Resources Ltd. Class A (a)	41,400	1,452,618
Penn Virginia Corp.	134,400	9,125,760
Penn West Energy Trust (d)	84,200	3,325,948
Plains Exploration & Production Co. (a)	2,370,500	84,626,850
Quicksilver Resources, Inc. (a)(d)	2,358,300	82,705,581
Range Resources Corp.	4,190,700	108,539,130
Southwestern Energy Co. (a)	530,400	17,131,920
Talisman Energy, Inc.	2,222,500	40,464,132
Ultra Petroleum Corp. (a)	924,600	53,210,730
XTO Energy, Inc.	1,046,200	43,124,364
		778,146,578
Oil & Gas Refining & Marketing - 8.9%
Tesoro Corp.	178,700	12,171,257
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Valero Energy Corp.	1,773,800	$ 108,822,630
Western Refining, Inc.	25,100	449,290
		121,443,177
Oil & Gas Storage & Transport - 0.5%
DCP Midstream Partners LP	42,600	1,210,692
Plains All American Pipeline LP	108,800	5,276,800
		6,487,492
TOTAL OIL, GAS & CONSUMABLE FUELS		991,711,242
TOTAL COMMON STOCKS (Cost $1,092,782,256)		1,356,603,376
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 5.03% (b)	14,902,747	14,902,747
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	88,772,115	88,772,115
TOTAL MONEY MARKET FUNDS (Cost $103,674,862)		103,674,862
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $1,196,457,118)	1,460,278,238
NET OTHER ASSETS - (7.0)%	(94,915,513)
NET ASSETS - 100%	$ 1,365,362,725
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 167,651
Fidelity Securities Lending Cash Central Fund	36,448
Total	$ 204,099
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,198,944,179. Net unrealized appreciation aggregated $261,334,059, of which $287,920,199 related to appreciated investment securities and $26,586,140 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

May 31, 2006

1.802173.102

GOL-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
Australia - 9.0%
METALS & MINING - 9.0%
Gold - 8.7%
Newcrest Mining Ltd.	8,799,971	$ 133,388,530
Precious Metals & Minerals - 0.3%
Central Asia Gold Ltd. (a)(e)	12,025,834	4,387,520
TOTAL METALS & MINING		137,776,050
Bermuda - 1.8%
METALS & MINING - 1.8%
Precious Metals & Minerals - 1.8%
Aquarius Platinum Ltd. (Australia)	2,042,877	27,016,139
Canada - 50.6%
METALS & MINING - 50.6%
Diversified Metals & Mining - 4.8%
Teck Cominco Ltd. Class B (sub. vtg.)	1,150,000	73,203,178
Gold - 34.5%
Arizona Star Resource Corp. (a)(e)	2,800,000	32,265,153
Barrick Gold Corp. (d)	2,600,000	79,328,036
Bema Gold Corp. (a)	6,000,000	33,071,510
Cambior, Inc. (a)(d)(e)	27,000,000	85,811,578
Crystallex International Corp. (a)(e)	14,000,000	61,021,566
Goldcorp, Inc.	400,000	12,295,119
High River Gold Mines Ltd.:
warrants 10/26/06 (a)	1,500,000	512,396
warrants 1/27/08 (a)	332,500	235,191
IAMGOLD Corp.	3,500,000	33,053,348
Kinross Gold Corp. (a)(f)	866,666	9,475,286
Kinross Gold Corp. (a)	1,033,334	11,297,472
Meridian Gold, Inc. (a)	4,900,000	151,727,585
Orezone Resources, Inc. Class A (a)(e)	10,000,000	17,525,539
		527,619,779
Precious Metals & Minerals - 11.3%
Aber Diamond Corp. (e)	3,499,990	122,201,694
Minefinders Corp. Ltd. (a)(e)	4,300,000	32,994,325
Pan American Silver Corp. (a)	300,000	5,768,069
Shore Gold, Inc. (a)	2,256,900	11,210,209
SouthernEra Diamonds, Inc. Class A (a)	2,789,500	1,367,837
		173,542,134
TOTAL METALS & MINING		774,365,091
Cayman Islands - 1.4%
METALS & MINING - 1.4%
Precious Metals & Minerals - 1.4%
Apex Silver Mines Ltd. (a)(d)	1,500,000	20,925,000

	Shares	Value
Papua New Guinea - 2.4%
METALS & MINING - 2.4%
Gold - 2.4%
Lihir Gold Ltd. (a)	17,000,020	$ 37,341,734
Peru - 4.9%
METALS & MINING - 4.9%
Precious Metals & Minerals - 4.9%
Compania de Minas Buenaventura SA	400,000	9,946,339
Compania de Minas Buenaventura SA sponsored ADR (d)	2,520,000	64,940,400
		74,886,739
South Africa - 6.9%
METALS & MINING - 6.9%
Diversified Metals & Mining - 0.5%
African Rainbow Minerals Ltd. (a)	1,000,000	7,272,727
Gold - 3.7%
Gold Fields Ltd. sponsored ADR	1,400,000	30,674,000
Harmony Gold Mining Co. Ltd. (a)	1,511,990	21,681,937
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	88,010	1,262,063
Western Areas Ltd. (a)	447,500	2,789,610
		56,407,610
Precious Metals & Minerals - 2.7%
Impala Platinum Holdings Ltd.	250,000	42,115,028
TOTAL METALS & MINING		105,795,365
United Kingdom - 5.1%
METALS & MINING - 5.1%
Diversified Metals & Mining - 0.7%
African Platinum PLC (a)(d)	18,000,000	11,276,402
Gold - 1.2%
Randgold Resources Ltd. sponsored ADR (a)(d)	900,000	17,649,000
Precious Metals & Minerals - 3.2%
Lonmin PLC	1,000,000	49,182,315
TOTAL METALS & MINING		78,107,717
United States of America - 9.6%
METALS & MINING - 9.6%
Diversified Metals & Mining - 1.8%
Freeport-McMoRan Copper & Gold, Inc. Class B	500,000	27,995,000
Common Stocks - continued
	Shares	Value
United States of America - continued
METALS & MINING - CONTINUED
Gold - 7.8%
Newmont Mining Corp.	2,150,000	$ 112,122,500
US Gold Corp. (subscription receipt) (a)(g)	728,400	7,524,082
		119,646,582
TOTAL METALS & MINING		147,641,582
TOTAL COMMON STOCKS (Cost $1,148,738,825)		1,403,855,417
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 5.03% (b)	127,372,391	127,372,391
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	91,160,318	91,160,318
TOTAL MONEY MARKET FUNDS (Cost $218,532,709)		218,532,709
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,367,271,534)	1,622,388,126
NET OTHER ASSETS - (6.0)%	(91,544,436)
NET ASSETS - 100%	$ 1,530,843,690
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,475,286 or 0.6% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,524,082 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. (subscription receipt)	2/8/06	$ 3,277,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,801,353
Fidelity Securities Lending Cash Central Fund	140,850
Total	$ 2,942,203
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aber Diamond Corp.	$ 101,949,189	$ 42,793,742	$ 12,253,783	$ 636,353	$ 122,201,694
Arizona Star Resource Corp.	15,418,356	10,415,853	-	-	32,265,153
Bolivar Gold Corp.	31,025,393	-	31,022,986	-	-
Cambior, Inc.	65,449,104	17,259,255	-	-	85,811,578
Central Asia Gold Ltd.	-	4,104,140	-	-	4,387,520
Crystallex International Corp.	42,908,067	-	6,023,354	-	61,021,566
Minefinders Corp. Ltd.	29,636,932	4,727,146	-	-	32,994,325
Orezone Resources, Inc. Class A	14,417,110	5,744,298	-	-	17,525,539
Total	$ 300,804,151	$ 85,044,434	$ 49,300,123	$ 636,353	$ 356,207,375
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,396,152,138. Net unrealized appreciation aggregated $226,235,988, of which $283,628,066 related to appreciated investment securities and $57,392,078 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

May 31, 2006

1.802174.102

HEA-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BEVERAGES - 0.6%
Soft Drinks - 0.6%
Hansen Natural Corp. (a)	71,489	$ 13,216,171
BIOTECHNOLOGY - 13.8%
Biotechnology - 13.8%
Acadia Pharmaceuticals, Inc. (a)	4,200	43,512
Alizyme PLC (a)	71,600	182,433
Alnylam Pharmaceuticals, Inc. (a)	48,400	715,836
Altus Pharmaceuticals, Inc.	85,300	1,601,934
Amgen, Inc. (a)	1,179,104	79,695,639
Amylin Pharmaceuticals, Inc. (a)	199,500	9,067,275
Arena Pharmaceuticals, Inc. (a)	21,000	286,440
Biogen Idec, Inc. (a)	355,600	16,581,628
BioMarin Pharmaceutical, Inc. (a)	54,500	707,955
BioSphere Medical, Inc. (a)	71,500	403,975
Celgene Corp. (a)	306,800	12,716,860
Cephalon, Inc. (a)	68,600	4,096,792
DOV Pharmaceutical, Inc. (a)	49,100	151,719
DUSA Pharmaceuticals, Inc. (a)	250,138	1,480,817
Genentech, Inc. (a)	973,100	80,728,376
Genmab AS (a)	17,800	570,513
Gentium Spa sponsored ADR	8,300	108,398
Genzyme Corp. (a)	22,500	1,338,750
Gilead Sciences, Inc. (a)	525,800	30,144,114
GTx, Inc. (a)	700	6,041
Human Genome Sciences, Inc. (a)	175,500	1,923,480
ICOS Corp. (a)	204,100	4,147,312
ImClone Systems, Inc. (a)	100,100	4,004,000
Inhibitex, Inc. (a)	23,000	44,390
MannKind Corp. (a)	71,800	1,367,072
Martek Biosciences (a)(d)	41,100	1,041,885
MedImmune, Inc. (a)	300,770	9,570,501
Memory Pharmaceuticals Corp. (a)	18,000	31,140
Millennium Pharmaceuticals, Inc. (a)	403,200	3,451,392
Myogen, Inc. (a)	57,600	1,794,240
Neopharm, Inc. (a)	8,400	47,292
Neurocrine Biosciences, Inc. (a)	45,634	899,446
ONYX Pharmaceuticals, Inc. (a)	84,421	1,687,576
Panacos Pharmaceuticals, Inc. (a)	18,500	116,550
PDL BioPharma, Inc. (a)	148,000	2,997,000
Renovis, Inc. (a)	166,400	2,712,320
Solexa, Inc. (a)	142,300	1,287,815
Tercica, Inc. (a)(d)	680,700	3,478,377
Theravance, Inc. (a)	19,900	476,008
Vertex Pharmaceuticals, Inc. (a)	173,100	5,971,950
		287,678,753
CHEMICALS - 0.4%
Fertilizers & Agricultural Chemicals - 0.4%
Monsanto Co.	104,400	8,786,304
Syngenta AG sponsored ADR	9,300	256,308
		9,042,612

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial & Professional Services - 0.2%
Advisory Board Co. (a)	70,266	$ 3,632,752
Human Resource & Employment Services - 0.2%
Kforce, Inc. (a)	188,100	2,874,168
On Assignment, Inc. (a)	178,458	2,109,374
		4,983,542
Office Services & Supplies - 0.0%
Mine Safety Appliances Co.	100	4,121
TOTAL COMMERCIAL SERVICES & SUPPLIES		8,620,415
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Service Corp. International (SCI)	178,700	1,427,813
Weight Watchers International, Inc.	1,400	58,632
		1,486,445
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Multi-Sector Holdings - 0.0%
PICO Holdings, Inc. (a)	10,616	360,944
FOOD & STAPLES RETAILING - 0.2%
Food Distributors - 0.1%
United Natural Foods, Inc. (a)	79,000	2,614,900
Food Retail - 0.1%
Whole Foods Market, Inc.	36,800	2,392,000
TOTAL FOOD & STAPLES RETAILING		5,006,900
FOOD PRODUCTS - 0.3%
Agricultural Products - 0.1%
Bunge Ltd.	35,900	2,031,940
Packaged Foods & Meats - 0.2%
Groupe Danone	35,700	4,307,992
Hain Celestial Group, Inc. (a)	7,200	184,824
Nestle SA sponsored ADR	2,900	217,065
		4,709,881
TOTAL FOOD PRODUCTS		6,741,821
HEALTH CARE EQUIPMENT & SUPPLIES - 15.4%
Health Care Equipment - 11.5%
Advanced Medical Optics, Inc. (a)	82,500	3,738,900
American Medical Systems Holdings, Inc. (a)	700	13,839
Baxter International, Inc.	676,500	25,504,050
Beckman Coulter, Inc.	43,700	2,416,610
Becton, Dickinson & Co.	353,900	21,386,177
BioLase Technology, Inc.	107,900	802,776
Biomet, Inc.	40	1,408
Boston Scientific Corp. (a)	1,283,600	26,544,848
C.R. Bard, Inc.	294,600	21,803,346
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
China Medical Technologies, Inc. sponsored ADR	100	$ 2,562
CONMED Corp. (a)	100	1,944
Cyberonics, Inc. (a)	700	17,493
Cytyc Corp. (a)	354,700	9,321,516
Dade Behring Holdings, Inc.	116,900	4,354,525
Edwards Lifesciences Corp. (a)	57,800	2,562,852
Epix Pharmaceuticals, Inc. (a)(d)	285,050	1,020,479
HealthTronics, Inc. (a)	85,370	630,031
Hillenbrand Industries, Inc.	35,800	1,809,332
Hologic, Inc. (a)	65,700	2,594,493
Hospira, Inc. (a)	117,540	5,266,967
IDEXX Laboratories, Inc. (a)	38,800	2,965,484
Imaging Dynamics Co. Ltd. (a)	450,700	1,841,680
Integra LifeSciences Holdings Corp. (a)	100	3,844
IntraLase Corp. (a)	136,400	2,612,060
Intuitive Surgical, Inc. (a)	38,800	4,318,052
Invacare Corp.	39,700	1,124,304
Kinetic Concepts, Inc. (a)	89,000	3,462,100
Medtronic, Inc. (d)	655,260	33,084,077
Mentor Corp.	120,100	4,850,839
Natus Medical, Inc. (a)	189,003	2,356,867
NMT Medical, Inc. (a)	14,900	178,055
NuVasive, Inc. (a)	65,200	1,071,236
Optos PLC	620,700	2,533,315
Phonak Holding AG	3,574	205,343
PhotoMedex, Inc. (a)	334,004	541,086
Quidel Corp. (a)	700	6,601
ResMed, Inc. (a)	149,800	6,809,908
Respironics, Inc. (a)	106,400	3,619,728
SonoSite, Inc. (a)	168,200	6,186,396
St. Jude Medical, Inc. (a)	275,000	9,377,500
Stereotaxis, Inc. (a)	819,571	8,039,992
Steris Corp.	59,000	1,342,250
Stryker Corp.	200	8,780
Synthes, Inc.	20,791	2,546,081
The Spectranetics Corp. (a)	7,200	93,312
Varian Medical Systems, Inc. (a)	145,100	6,805,190
Zimmer Holdings, Inc. (a)	78,800	4,771,340
		240,549,568
Health Care Supplies - 3.9%
Alcon, Inc.	390,300	42,183,624
Arrow International, Inc.	64,198	2,069,744
Bausch & Lomb, Inc.	100	4,915
Cooper Companies, Inc.	93,800	4,441,430
DENTSPLY International, Inc.	99,000	5,920,200
DJ Orthopedics, Inc. (a)	294,900	11,309,415
Gen-Probe, Inc. (a)	59,400	3,207,600
Immucor, Inc. (a)	87,000	1,582,530
Inverness Medical Innovations, Inc. (a)	121,000	3,490,850
Inverness Medical Innovations, Inc. (a)(e)	42,205	1,095,853

	Shares	Value
LifeCell Corp. (a)	100	$ 2,700
Lifecore Biomedical, Inc. (a)	152,100	2,281,500
Medical Action Industries, Inc. (a)	100	2,296
Nutraceutical International Corp. (a)	223,300	3,628,625
West Pharmaceutical Services, Inc.	3,100	105,462
		81,326,744
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		321,876,312
HEALTH CARE PROVIDERS & SERVICES - 25.5%
Health Care Distributors & Services - 3.6%
AmerisourceBergen Corp.	259,200	11,298,528
Andrx Corp. (a)	97,000	2,265,920
Arcadia Resources, Inc. (a)	100	271
Cardinal Health, Inc.	429,100	28,711,081
Henry Schein, Inc. (a)	143,400	6,609,306
McKesson Corp.	526,900	26,081,550
Patterson Companies, Inc. (a)	14,400	493,200
Symbion Health Ltd.	448,500	1,056,012
		76,515,868
Health Care Facilities - 5.3%
Acibadem Saglik Hizmetleri AS	191,340	2,091,546
Apollo Hospitals Enterprise Ltd.	61,375	548,670
Brookdale Senior Living, Inc.	702,700	34,748,515
Bumrungrad Hospital PCL (For. Reg.)	3,861,000	3,272,257
Capital Senior Living Corp. (a)	693,600	7,629,600
Community Health Systems, Inc. (a)	361,200	13,617,240
Emeritus Corp. (a)	78,700	1,691,263
Genesis HealthCare Corp. (a)	700	32,949
HCA, Inc.	128,000	5,689,600
Health Management Associates, Inc. Class A	109,900	2,291,415
HealthSouth Corp. (a)	35,700	154,581
LCA-Vision, Inc.	76,091	4,134,785
LifePoint Hospitals, Inc. (a)	73,100	2,582,623
Manor Care, Inc.	25,200	1,170,288
NovaMed Eyecare, Inc. (a)	12,500	89,000
Odyssey Healthcare, Inc. (a)	285,734	4,660,322
Psychiatric Solutions, Inc. (a)	163,600	4,809,840
Radiation Therapy Services, Inc. (a)	700	16,989
Sun Healthcare Group, Inc. (a)	66,500	545,965
Sunrise Senior Living, Inc. (a)	88,300	2,957,167
Tenet Healthcare Corp. (a)	380,700	3,015,144
Triad Hospitals, Inc. (a)	55,900	2,251,652
U.S. Physical Therapy, Inc. (a)	63,404	952,962
United Surgical Partners International, Inc. (a)	47,500	1,477,725
Universal Health Services, Inc. Class B	61,600	3,126,816
VCA Antech, Inc. (a)	249,300	7,508,916
		111,067,830
Health Care Services - 7.1%
Apria Healthcare Group, Inc. (a)	14,200	272,640
Caremark Rx, Inc.	537,600	25,788,672
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Chemed Corp.	323,500	$ 17,420,475
Cross Country Healthcare, Inc. (a)	700	12,341
DaVita, Inc. (a)	294,100	15,575,536
Emergency Medical Services Corp. Class A	151,800	1,902,054
Express Scripts, Inc. (a)	179,500	13,153,760
Fresenius Medical Care AG sponsored ADR	700	26,285
Gentiva Health Services, Inc. (a)	700	12,159
HAPC, Inc. unit	627,500	3,783,825
Health Grades, Inc. (a)	416,120	1,861,263
HealthExtras, Inc. (a)	29,000	871,160
Healthways, Inc. (a)	250,800	13,327,512
I-trax, Inc. (a)	71,500	228,085
Laboratory Corp. of America Holdings (a)	100	5,936
Lincare Holdings, Inc. (a)	161,000	6,005,300
Matria Healthcare, Inc. (a)	59,500	1,717,170
Medco Health Solutions, Inc. (a)	430,200	23,187,780
Nighthawk Radiology Holdings, Inc.	38,200	706,700
Omnicare, Inc.	199,900	9,267,364
Pediatric Services of America, Inc. (a)	22,900	299,990
Pediatrix Medical Group, Inc. (a)	59,200	2,734,448
QMed, Inc. (a)	25,000	134,000
Quest Diagnostics, Inc.	100	5,574
RehabCare Group, Inc. (a)	126,000	2,125,620
ResCare, Inc. (a)	384,811	7,638,498
Visicu, Inc.	2,600	48,204
		148,112,351
Managed Health Care - 9.5%
Aetna, Inc.	759,900	29,225,754
AMERIGROUP Corp. (a)	27,400	786,380
CIGNA Corp.	123,300	11,434,842
Coventry Health Care, Inc. (a)	43,000	2,246,750
Health Net, Inc. (a)	212,600	9,146,052
Humana, Inc. (a)	289,400	14,652,322
Magellan Health Services, Inc. (a)	37,200	1,504,740
Sierra Health Services, Inc. (a)	135,400	5,578,480
UnitedHealth Group, Inc.	1,704,220	74,917,511
WellPoint, Inc. (a)	691,200	49,476,096
		198,968,927
TOTAL HEALTH CARE PROVIDERS & SERVICES		534,664,976
HEALTH CARE TECHNOLOGY - 1.4%
Healthcare Technology - 1.4%
Cerner Corp. (a)	65,100	2,472,498
Computer Programs & Systems, Inc.	5,700	229,026
Eclipsys Corp. (a)	434,200	8,440,848
Emdeon Corp. (a)	378,430	4,393,572

	Shares	Value
IMS Health, Inc.	271,800	$ 7,333,164
Merge Technologies, Inc. (a)	31,700	402,907
Systems Xcellence, Inc. (a)	71,500	286,974
Vital Images, Inc. (a)	6,100	142,069
WebMD Health Corp. Class A (d)	120,989	4,748,818
		28,449,876
INTERNET & CATALOG RETAIL - 0.6%
Internet Retail - 0.6%
NutriSystem, Inc. (a)(d)	187,821	12,756,802
LIFE SCIENCES TOOLS & SERVICES - 3.9%
Life Science Tools & Services - 3.9%
Affymetrix, Inc. (a)	200,500	5,515,755
Applera Corp.:
- Applied Biosystems Group	275,000	8,140,000
- Celera Genomics Group (a)	54,700	612,640
Charles River Laboratories International, Inc. (a)	131,900	5,281,276
Covance, Inc. (a)	140,500	8,299,335
eResearchTechnology, Inc. (a)	3,600	32,832
Exelixis, Inc. (a)	210,500	2,283,925
Fisher Scientific International, Inc. (a)	149,500	11,100,375
Illumina, Inc. (a)	35,000	956,550
Invitrogen Corp. (a)	98,500	6,278,390
Millipore Corp. (a)	75,330	5,227,902
Nektar Therapeutics (a)	107,500	2,148,925
PAREXEL International Corp. (a)	700	20,090
Pharmaceutical Product Development, Inc.	74,400	2,702,952
Techne Corp. (a)	89,700	4,904,796
Thermo Electron Corp. (a)	200,600	7,370,044
Waters Corp. (a)	235,521	9,809,450
		80,685,237
PERSONAL PRODUCTS - 1.3%
Personal Products - 1.3%
Herbalife Ltd. (a)	641,500	25,178,875
NBTY, Inc. (a)	80,500	2,110,710
		27,289,585
PHARMACEUTICALS - 35.4%
Pharmaceuticals - 35.4%
Abbott Laboratories	370,400	15,816,080
Abraxis BioScience, Inc. (a)	14,400	412,416
Allergan, Inc.	474,400	44,982,608
Altana AG sponsored ADR	3,400	202,776
AnorMED, Inc. (a)	69,500	498,570
Astellas Pharma, Inc.	95,400	3,774,129
AstraZeneca PLC sponsored ADR	100	5,294
Barr Pharmaceuticals, Inc. (a)	155,800	8,210,660
Biovail Corp.	78,900	1,944,469
Bristol-Myers Squibb Co.	100	2,455
Collagenex Pharmaceuticals, Inc. (a)	91,500	1,138,260
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Dr. Reddy's Laboratories Ltd. sponsored ADR	15,500	$ 449,500
Eli Lilly & Co.	231,100	11,934,004
Endo Pharmaceuticals Holdings, Inc. (a)	169,700	4,978,998
First Horizon Pharmaceutical Corp. (a)	90,300	1,906,233
Flamel Technologies SA sponsored ADR (a)	100	1,948
Forest Laboratories, Inc. (a)	546,200	20,471,576
GlaxoSmithKline PLC sponsored ADR	18,700	1,034,110
Impax Laboratories, Inc. (a)	26,400	189,288
Johnson & Johnson	2,732,384	164,544,164
King Pharmaceuticals, Inc. (a)	315,000	5,600,700
Kos Pharmaceuticals, Inc. (a)	37,603	1,613,545
Labopharm, Inc. (a)	20,800	186,988
Mayne Pharma Ltd. (a)	586,300	1,181,998
Medicis Pharmaceutical Corp. Class A	63,800	1,902,516
Merck & Co., Inc.	2,929,200	97,513,068
MGI Pharma, Inc. (a)	90,800	1,635,308
Mylan Laboratories, Inc.	170,800	3,571,428
New River Pharmaceuticals, Inc. (a)	6,500	191,750
Novartis AG sponsored ADR	58,400	3,240,032
Par Pharmaceutical Companies, Inc. (a)	44,000	1,009,800
Penwest Pharmaceuticals Co. (a)	170,100	3,289,734
Pfizer, Inc.	7,221,910	170,870,393
Ranbaxy Laboratories Ltd. sponsored GDR	170,608	1,526,942
Roche Holding AG (participation certificate)	111,438	17,351,162
Sanofi-Aventis sponsored ADR	46,800	2,212,236
Schering-Plough Corp.	843,200	16,071,392
Schwarz Pharma AG sponsored ADR	100	8,550
Sepracor, Inc. (a)	129,800	6,719,746
Takeda Pharamaceutical Co. Ltd.	39,600	2,584,922
Taro Pharmaceutical Industries Ltd. (a)	10,700	129,042
Teva Pharmaceutical Industries Ltd. sponsored ADR	480,463	17,493,658
Valeant Pharmaceuticals International	34,700	596,840
Watson Pharmaceuticals, Inc. (a)	38,500	975,205
Wyeth	2,215,270	101,326,450
		741,300,943
TEXTILES, APPAREL & LUXURY GOODS - 0.0%
Apparel, Accessories & Luxury Goods - 0.0%
Gildan Activewear, Inc. Class A (a)	1,400	58,479
Quiksilver, Inc. (a)	100	1,246
Under Armour, Inc. Class A (sub. vtg.)	100	3,570
		63,295

	Shares	Value
Footwear - 0.0%
NIKE, Inc. Class B	100	$ 8,031
TOTAL TEXTILES, APPAREL & LUXURY GOODS		71,326
TOTAL COMMON STOCKS (Cost $1,757,622,246)		2,079,249,118
Nonconvertible Preferred Stocks - 0.0%

LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Science Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e) (Cost $601,052)	111,000	1
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 5.03% (b)	6,684,153	6,684,153
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	21,551,175	21,551,175
TOTAL MONEY MARKET FUNDS (Cost $28,235,328)		28,235,328
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,786,458,626)	2,107,484,447
NET OTHER ASSETS - (0.7)%	(14,073,446)
NET ASSETS - 100%	$ 2,093,411,001
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,095,854 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 601,052
Inverness Medical Innovations, Inc.	2/8/06	$ 1,030,224
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,448
Fidelity Securities Lending Cash Central Fund	220,639
Total	$ 252,087
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,789,600,280. Net unrealized appreciation aggregated $317,884,167, of which $395,111,243 related to appreciated investment securities and $77,227,076 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

May 31, 2006

1.802162.102

HOU-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BUILDING PRODUCTS - 8.7%
Building Products - 8.7%
American Standard Companies, Inc.	147,900	$ 6,284,271
Masco Corp. (d)	280,500	8,701,110
NCI Building Systems, Inc. (a)	19,200	1,164,288
Quixote Corp.	32,300	630,496
Wienerberger Baustoffindust AG	12,400	635,723
		17,415,888
CHEMICALS - 0.3%
Diversified Chemicals - 0.3%
Ashland, Inc.	10,300	643,750
COMMUNICATIONS EQUIPMENT - 1.5%
Communications Equipment - 1.5%
Dycom Industries, Inc. (a)	93,700	2,018,298
MasTec, Inc. (a)	71,800	924,066
		2,942,364
CONSTRUCTION & ENGINEERING - 10.1%
Construction & Engineering - 10.1%
Chicago Bridge & Iron Co. NV (NY Shares)	47,000	1,065,960
Fluor Corp.	99,400	8,713,404
Granite Construction, Inc.	49,800	2,058,234
Hochtief AG	11,300	664,635
Infrasource Services, Inc. (a)	49,700	914,480
Jacobs Engineering Group, Inc. (a)	12,800	998,784
Perini Corp. (a)	25,600	628,736
Shaw Group, Inc. (a)	41,600	1,108,224
Skanska AB (B Shares)	35,300	549,536
URS Corp. (a)	52,500	2,225,475
Veidekke ASA	16,400	620,354
YIT-Yhtyma OY	23,600	598,913
		20,146,735
CONSTRUCTION MATERIALS - 9.3%
Construction Materials - 9.3%
Cemex SA de CV sponsored ADR	36,600	2,085,102
Eagle Materials, Inc.	25,200	1,227,996
Florida Rock Industries, Inc.	59,575	3,133,645
Martin Marietta Materials, Inc.	44,900	4,108,799
Rinker Group Ltd. sponsored ADR	10,900	772,265
Texas Industries, Inc.	9,101	445,676
Vulcan Materials Co.	85,900	6,704,495
		18,477,978
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.8%
Genlyte Group, Inc. (a)	23,600	1,646,808
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
FARO Technologies, Inc. (a)	31,400	471,942

	Shares	Value
HOUSEHOLD DURABLES - 17.6%
Home Furnishings - 0.3%
Samson Holding Ltd.	1,025,000	$ 554,907
Homebuilding - 17.3%
Barratt Developments PLC	68,400	1,174,227
Beazer Homes USA, Inc. (d)	30,000	1,492,500
D.R. Horton, Inc.	278,166	7,332,456
KB Home	71,500	3,660,800
Lennar Corp. Class A (d)	113,000	5,413,830
Meritage Homes Corp. (a)	19,500	1,045,005
Pulte Homes, Inc.	203,500	6,607,645
Ryland Group, Inc.	45,000	2,214,450
Standard Pacific Corp.	62,500	1,879,375
Toll Brothers, Inc. (a)	127,200	3,594,672
		34,414,960
TOTAL HOUSEHOLD DURABLES		34,969,867
INDUSTRIAL CONGLOMERATES - 0.9%
Industrial Conglomerates - 0.9%
Walter Industries, Inc.	32,700	1,901,832
MACHINERY - 15.1%
Construction & Farm Machinery & Heavy Trucks - 8.9%
A.S.V., Inc. (a)(d)	20,600	421,270
Bucyrus International, Inc. Class A	31,300	1,597,552
Caterpillar, Inc.	183,700	13,400,915
Joy Global, Inc.	25,400	1,364,996
Toro Co.	20,600	994,362
		17,779,095
Industrial Machinery - 6.2%
Danaher Corp. (d)	192,900	12,366,819
TOTAL MACHINERY		30,145,914
REAL ESTATE INVESTMENT TRUSTS - 3.2%
Residential REITs - 1.6%
Equity Lifestyle Properties, Inc.	5,800	250,270
Equity Residential (SBI)	51,900	2,288,790
United Dominion Realty Trust, Inc. (SBI)	26,596	718,358
		3,257,418
Retail REITs - 1.6%
General Growth Properties, Inc.	70,300	3,076,328
TOTAL REAL ESTATE INVESTMENT TRUSTS		6,333,746
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.1%
Real Estate Management & Development - 3.1%
AV Jennings Homes Ltd.	768,664	690,982
China Overseas Land & Investment Ltd.	2,040,000	1,203,008
The St. Joe Co. (d)	90,600	4,260,012
		6,154,002
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 12.6%
Home Improvement Retail - 12.1%
Home Depot, Inc.	271,050	$ 10,332,426
Lowe's Companies, Inc.	151,700	9,447,876
Sherwin-Williams Co.	89,400	4,324,278
		24,104,580
Homefurnishing Retail - 0.5%
Pier 1 Imports, Inc.	106,600	905,034
TOTAL SPECIALTY RETAIL		25,009,614
THRIFTS & MORTGAGE FINANCE - 9.6%
Thrifts & Mortgage Finance - 9.6%
Countrywide Financial Corp.	165,048	6,318,037
Fannie Mae	255,800	12,726,050
		19,044,087
TRADING COMPANIES & DISTRIBUTORS - 5.8%
Trading Companies & Distributors - 5.8%
Beacon Roofing Supply, Inc. (a)	46,700	1,760,590
MSC Industrial Direct Co., Inc. Class A	29,700	1,373,031
Watsco, Inc.	9,700	543,297
WESCO International, Inc. (a)	119,000	7,823,060
		11,499,978
TRANSPORTATION INFRASTRUCTURE - 0.3%
Highways & Railtracks - 0.3%
Cintra Concesiones de Infrastructuras de Transporte SA	45,800	589,954
TOTAL COMMON STOCKS (Cost $165,934,981)		197,394,459
Money Market Funds - 5.8%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c) (Cost $11,442,475)	11,442,475	$ 11,442,475
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $177,377,456)	208,836,934
NET OTHER ASSETS - (4.9)%	(9,724,081)
NET ASSETS - 100%	$ 199,112,853
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,695
Fidelity Securities Lending Cash Central Fund	15,559
Total	$ 46,254
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $177,623,750. Net unrealized appreciation aggregated $31,213,184, of which $38,652,049 related to appreciated investment securities and $7,438,865 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Materials Portfolio

May 31, 2006

1.802177.102

IND-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
American Standard Companies, Inc.	52,300	$ 2,222,227
Masco Corp. (d)	110,000	3,412,200
		5,634,427
CHEMICALS - 16.6%
Diversified Chemicals - 6.9%
Dow Chemical Co.	280,000	11,163,600
E.I. du Pont de Nemours & Co. (d)	125,800	5,350,274
		16,513,874
Industrial Gases - 6.4%
Air Products & Chemicals, Inc.	91,800	5,953,230
Airgas, Inc.	76,800	2,940,672
Praxair, Inc.	122,100	6,434,670
		15,328,572
Specialty Chemicals - 3.3%
Albemarle Corp.	60,000	2,880,000
Chemtura Corp.	83,200	817,856
Cytec Industries, Inc.	27,400	1,577,692
Rohm & Haas Co.	50,000	2,520,500
		7,796,048
TOTAL CHEMICALS		39,638,494
CONSTRUCTION & ENGINEERING - 1.4%
Construction & Engineering - 1.4%
SNC-Lavalin Group, Inc.	130,000	3,483,587
CONSTRUCTION MATERIALS - 5.4%
Construction Materials - 5.4%
Martin Marietta Materials, Inc.	30,000	2,745,300
Polaris Minerals Corp. (e)	1,000,000	4,631,101
Vulcan Materials Co.	70,000	5,463,500
		12,839,901
CONTAINERS & PACKAGING - 0.6%
Metal & Glass Containers - 0.6%
Pactiv Corp. (a)	60,000	1,480,200
MACHINERY - 1.7%
Industrial Machinery - 1.7%
Wajax Income Fund	100,000	4,009,081
METALS & MINING - 41.9%
Aluminum - 10.0%
Alcan, Inc.	235,000	12,174,118
Alcoa, Inc.	373,998	11,863,217
Novelis, Inc.	40	850
		24,038,185

	Shares	Value
Diversified Metals & Mining - 17.2%
AUR Resources, Inc. (d)	100,000	$ 1,622,701
BHP Billiton Ltd. sponsored ADR	25,800	1,116,624
Birch Mountain Resources Ltd. (a)	600,000	4,533,031
Coalcorp Mining, Inc. (a)	7,670,500	5,920,477
Coalcorp Mining, Inc. warrants 2/8/11 (a)	89,000	32,731
Falconbridge Ltd. (d)	232,664	11,567,177
FNX Mining Co., Inc. (a)	168,000	1,806,238
Inco Ltd.	100,000	6,583,428
Phelps Dodge Corp.	10,400	891,176
Skye Resources, Inc. (a)	200,000	1,489,217
Teck Cominco Ltd. Class B (sub. vtg.)	60,000	3,819,296
Zinifex Ltd.	200,000	1,793,364
		41,175,460
Gold - 6.5%
Agnico-Eagle Mines Ltd.	100,000	3,350,738
Cambior, Inc. (a)	1,000,000	3,178,207
Meridian Gold, Inc. (a)	120,000	3,715,778
Newmont Mining Corp.	100,000	5,215,000
		15,459,723
Steel - 8.2%
Chaparral Steel Co. (a)	50,000	3,071,500
IPSCO, Inc.	14,000	1,313,362
Nucor Corp.	48,000	5,052,960
Reliance Steel & Aluminum Co.	30,000	2,418,300
Schnitzer Steel Industries, Inc. Class A	30,000	1,075,200
United States Steel Corp. (d)	100,000	6,638,000
		19,569,322
TOTAL METALS & MINING		100,242,690
OIL, GAS & CONSUMABLE FUELS - 12.9%
Coal & Consumable Fuels - 12.9%
Arch Coal, Inc.	51,400	2,485,704
Cameco Corp.	125,600	5,154,020
CONSOL Energy, Inc.	121,200	10,695,900
Massey Energy Co.	30,000	1,119,600
Peabody Energy Corp.	181,000	11,283,540
		30,738,764
ROAD & RAIL - 13.2%
Railroads - 13.2%
Burlington Northern Santa Fe Corp.	105,600	8,174,496
Canadian National Railway Co.	137,300	6,077,980
CSX Corp.	72,200	4,831,624
Norfolk Southern Corp.	126,500	6,674,140
Union Pacific Corp.	63,200	5,864,960
		31,623,200
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Trading Companies & Distributors - 0.5%
Finning International, Inc.	32,300	$ 1,105,753
TOTAL COMMON STOCKS (Cost $199,609,203)		230,796,097
Money Market Funds - 14.7%

Fidelity Cash Central Fund, 5.03% (b)	7,338,008	7,338,008
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	27,773,790	27,773,790
TOTAL MONEY MARKET FUNDS (Cost $35,111,798)		35,111,798
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $234,721,001)	265,907,895
NET OTHER ASSETS - (11.2)%	(26,866,898)
NET ASSETS - 100%	$ 239,040,997
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,631,101 or 1.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 133,834
Fidelity Securities Lending Cash Central Fund	16,163
Total	$ 149,997
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $235,230,652. Net unrealized appreciation aggregated $30,677,243, of which $39,696,974 related to appreciated investment securities and $9,019,731 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

May 31, 2006

1.802176.102

INE-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AEROSPACE & DEFENSE - 9.3%
Aerospace & Defense - 9.3%
Bombardier, Inc. Class B (sub. vtg.) (a)	92,800	$ 265,444
Honeywell International, Inc.	178,700	7,358,866
Precision Castparts Corp.	37,000	2,132,310
		9,756,620
AUTO COMPONENTS - 0.5%
Auto Parts & Equipment - 0.5%
Johnson Controls, Inc.	6,300	536,571
BUILDING PRODUCTS - 2.7%
Building Products - 2.7%
American Standard Companies, Inc.	52,700	2,239,223
Goodman Global, Inc.	1,100	18,645
Jacuzzi Brands, Inc. (a)	45,300	424,461
Trex Co., Inc. (a)(d)	4,500	122,175
		2,804,504
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Office Services & Supplies - 0.5%
IKON Office Solutions, Inc.	38,300	494,836
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
TANDBERG ASA	22,000	187,241
COMPUTERS & PERIPHERALS - 0.8%
Computer Hardware - 0.4%
NCR Corp. (a)	11,600	453,328
Computer Storage & Peripherals - 0.4%
EMC Corp. (a)	28,500	364,800
TOTAL COMPUTERS & PERIPHERALS		818,128
CONSTRUCTION & ENGINEERING - 2.5%
Construction & Engineering - 2.5%
EMCOR Group, Inc. (a)	33,000	1,586,970
SNC-Lavalin Group, Inc.	17,500	468,944
URS Corp. (a)	14,100	597,699
		2,653,613
ELECTRICAL EQUIPMENT - 8.0%
Electrical Components & Equipment - 8.0%
A.O. Smith Corp.	8,100	355,995
American Power Conversion Corp.	17,100	336,528
AMETEK, Inc.	23,000	1,049,490
Cooper Industries Ltd. Class A	16,400	1,460,584
Emerson Electric Co.	26,200	2,162,024
Hubbell, Inc. Class B	8,900	448,115
Rockwell Automation, Inc.	31,200	2,130,336
Roper Industries, Inc.	11,600	543,344
		8,486,416

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
Electronic Equipment & Instruments - 0.5%
Cognex Corp.	3,900	$ 97,929
Napco Security Systems, Inc. (a)	27,650	402,584
		500,513
Electronic Manufacturing Services - 0.5%
Molex, Inc.	16,100	571,550
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,072,063
ENERGY EQUIPMENT & SERVICES - 6.4%
Oil & Gas Equipment & Services - 6.4%
Halliburton Co.	90,900	6,780,231
HOUSEHOLD DURABLES - 0.3%
Household Appliances - 0.3%
Blount International, Inc. (a)	24,000	307,680
INDUSTRIAL CONGLOMERATES - 16.4%
Industrial Conglomerates - 16.4%
General Electric Co.	262,350	8,988,111
Textron, Inc.	15,800	1,436,694
Tyco International Ltd.	254,800	6,907,628
		17,332,433
MACHINERY - 36.6%
Construction & Farm Machinery & Heavy Trucks - 15.6%
AGCO Corp. (a)	13,200	322,872
American Railcar Industries, Inc.	100	3,437
Astec Industries, Inc. (a)	12,600	435,204
Bucyrus International, Inc. Class A	14,750	752,840
Caterpillar, Inc.	75,900	5,536,905
Cummins, Inc.	5,900	650,239
Deere & Co.	51,025	4,367,740
Manitowoc Co., Inc.	39,100	1,798,209
Navistar International Corp. (a)	52,000	1,382,160
Toro Co.	9,400	453,738
Toromont Industries Ltd.	23,400	527,815
Wabash National Corp.	11,800	198,240
		16,429,399
Industrial Machinery - 21.0%
Actuant Corp. Class A	18,300	1,080,249
Albany International Corp. Class A	3,800	151,848
Atlas Copco AB (B Shares)	21,000	524,524
Crane Co.	1,600	64,288
Danaher Corp.	53,100	3,404,241
Donaldson Co., Inc.	12,500	415,125
Dover Corp.	55,500	2,710,620
Harsco Corp.	11,700	947,934
IDEX Corp.	5,900	285,265
Illinois Tool Works, Inc.	59,600	2,959,140
Ingersoll-Rand Co. Ltd. Class A	27,900	1,216,719
ITT Industries, Inc.	50,200	2,617,930
KCI Konecranes Oyj	58,550	1,193,943
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Palfinger AG	11,500	$ 1,148,211
Pentair, Inc.	14,400	491,904
RBC Bearings, Inc.	28,200	705,846
Schindler Holding AG (participation certificate)	23,088	1,202,391
SPX Corp.	13,100	689,191
Wajax Income Fund	1,000	40,091
Watts Water Technologies, Inc. Class A	7,200	246,816
		22,096,276
TOTAL MACHINERY		38,525,675
MARINE - 0.6%
Marine - 0.6%
Kirby Corp. (a)	8,200	616,066
OFFICE ELECTRONICS - 2.2%
Office Electronics - 2.2%
Xerox Corp. (a)	132,900	1,824,717
Zebra Technologies Corp. Class A (a)	14,700	519,057
		2,343,774
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8%
Semiconductor Equipment - 6.8%
Applied Materials, Inc.	233,900	3,955,249
Cascade Microtech, Inc. (a)	4,700	52,452
FormFactor, Inc. (a)	6,800	263,432
KLA-Tencor Corp.	27,700	1,136,808
Lam Research Corp. (a)	20,900	936,111
Teradyne, Inc. (a)	53,400	831,438
		7,175,490
SPECIALTY RETAIL - 1.0%
Home Improvement Retail - 1.0%
Sherwin-Williams Co.	21,800	1,054,466
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Trading Companies & Distributors - 3.0%
Fastenal Co.	27,100	1,165,300

	Shares	Value
Finning International, Inc.	15,900	$ 544,318
H&E Equipment Services, Inc.	200	5,950
Interline Brands, Inc. (a)	23,700	576,858
W.W. Grainger, Inc.	5,600	404,096
Watsco, Inc.	8,400	470,484
		3,167,006
TOTAL COMMON STOCKS (Cost $90,297,481)		104,112,813
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 5.03% (b)	1,354,220	1,354,220
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	39,200	39,200
TOTAL MONEY MARKET FUNDS (Cost $1,393,420)		1,393,420
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $91,690,901)	105,506,233
NET OTHER ASSETS - (0.1)%	(111,682)
NET ASSETS - 100%	$ 105,394,551
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,061
Fidelity Securities Lending Cash Central Fund	608
Total	$ 44,669
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $91,991,754. Net unrealized appreciation aggregated $13,514,479, of which $16,908,271 related to appreciated investment securities and $3,393,792 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

May 31, 2006

1.802179.102

LEI-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 1.8%
Education Services - 1.8%
Educate, Inc. (a)	444,800	$ 3,905,344
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Integrated Telecommunication Services - 0.0%
AT&T, Inc.	100	2,606
BellSouth Corp.	100	3,377
Verizon Communications, Inc.	100	3,121
		9,104
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
Electronic Equipment & Instruments - 0.2%
Photon Dynamics, Inc. (a)	23,300	371,635
Technology Distributors - 0.7%
Bell Microproducts, Inc. (a)	196,200	1,185,048
PFSweb, Inc. (a)	244,800	298,656
		1,483,704
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,855,339
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Supplies - 0.2%
Align Technology, Inc. (a)	68,900	509,171
HOTELS, RESTAURANTS & LEISURE - 45.5%
Casinos & Gaming - 20.2%
Aristocrat Leisure Ltd. (d)	109,500	1,105,424
Boyd Gaming Corp.	165,800	7,461,000
FortuNet, Inc. (d)	16,455	299,646
Harrah's Entertainment, Inc.	23,900	1,817,356
International Game Technology	103,000	3,834,690
Isle of Capri Casinos, Inc. (a)	78,900	2,229,714
Las Vegas Sands Corp. (a)	35,800	2,527,838
MGM MIRAGE (a)	57,000	2,363,220
Penn National Gaming, Inc. (a)	241,000	9,261,630
Pinnacle Entertainment, Inc. (a)	50,200	1,553,690
Progressive Gaming International Corp. (a)	2,600	26,286
Shuffle Master, Inc. (a)(d)	59,200	2,158,432
Station Casinos, Inc.	37,300	2,722,900
WMS Industries, Inc. (a)	74,400	1,929,936
Wynn Resorts Ltd. (a)(d)	64,800	4,613,760
		43,905,522
Hotels, Resorts & Cruise Lines - 16.8%
Carnival Corp. unit	308,900	12,328,199
eLong, Inc. sponsored ADR (a)	1,100	16,379
Gaylord Entertainment Co. (a)	88,300	3,869,306
Marriott International, Inc. Class A	37,900	2,741,307
Morgans Hotel Group Co.	87,400	1,310,126

	Shares	Value
Royal Caribbean Cruises Ltd.	242,700	$ 9,242,016
Starwood Hotels & Resorts Worldwide, Inc.	113,100	6,910,410
		36,417,743
Leisure Facilities - 2.9%
Vail Resorts, Inc. (a)	173,400	6,233,730
Restaurants - 5.6%
Buffalo Wild Wings, Inc. (a)	63,015	2,473,969
McDonald's Corp.	175,400	5,818,018
Starbucks Corp. (a)(d)	67,100	2,392,115
Wendy's International, Inc.	24,800	1,494,944
		12,179,046
TOTAL HOTELS, RESTAURANTS & LEISURE		98,736,041
HOUSEHOLD DURABLES - 0.3%
Homebuilding - 0.3%
D.R. Horton, Inc.	25,200	664,272
INTERNET & CATALOG RETAIL - 0.7%
Catalog Retail - 0.0%
dELiA*s, Inc. (a)	143	1,423
Internet Retail - 0.7%
Expedia, Inc. (a)	99,300	1,411,053
TOTAL INTERNET & CATALOG RETAIL		1,412,476
INTERNET SOFTWARE & SERVICES - 19.2%
Internet Software & Services - 19.2%
Baidu.com, Inc. sponsored ADR (d)	11,200	871,584
China Lotsynergy Holding Ltd. (a)	17,536,000	1,966,515
CMGI, Inc. (a)	87,100	114,972
eBay, Inc. (a)	23,300	764,473
Equinix, Inc. (a)	41,900	2,441,932
Google, Inc. Class A (sub. vtg.) (a)	43,500	16,174,170
Yahoo!, Inc. (a)	613,804	19,390,066
		41,723,712
LEISURE EQUIPMENT & PRODUCTS - 3.9%
Leisure Products - 3.9%
Aruze Corp.	219,900	5,021,976
Brunswick Corp.	26,700	959,331
MarineMax, Inc. (a)	36,000	1,035,720
Nautilus, Inc.	72,600	1,226,940
Polaris Industries, Inc.	5,500	244,915
		8,488,882
MEDIA - 15.5%
Advertising - 0.7%
Interpublic Group of Companies, Inc. (a)	384	3,660
Lamar Advertising Co. Class A (a)(d)	28,300	1,542,916
		1,546,576
Broadcasting & Cable TV - 5.5%
Charter Communications, Inc. Class A (a)	1,899,700	1,994,685
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Broadcasting & Cable TV - continued
Comcast Corp. Class A (a)	106,700	$ 3,428,271
EchoStar Communications Corp. Class A (a)	47,300	1,415,689
Salem Communications Corp. Class A (a)	29,500	426,865
Television Broadcasts Ltd.	112,000	645,317
Univision Communications, Inc. Class A (a)	101,500	3,648,925
XM Satellite Radio Holdings, Inc. Class A (a)	23,535	339,375
		11,899,127
Movies & Entertainment - 8.8%
News Corp. Class A	301,296	5,745,715
The Walt Disney Co.	281,800	8,594,900
Time Warner, Inc.	284,100	4,889,361
		19,229,976
Publishing - 0.5%
McGraw-Hill Companies, Inc.	19,500	1,006,200
TOTAL MEDIA		33,681,879
REAL ESTATE INVESTMENT TRUSTS - 1.8%
Specialized REITs - 1.8%
Hersha Hospitality Trust	56,500	527,710
Host Hotels & Resorts, Inc.	141,639	2,842,695
Strategic Hotel & Resorts, Inc.	21,900	449,388
		3,819,793
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
Real Estate Management & Development - 1.7%
Far East Consortium International Ltd.	1,925,000	818,827
Lai Fung Holdings Ltd. (a)	65,513,000	2,871,136
		3,689,963
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
Pixelworks, Inc. (a)	229,400	644,614
SOFTWARE - 0.7%
Application Software - 0.7%
NAVTEQ Corp. (a)	7,700	321,475
Plato Learning, Inc. (a)	178,671	1,211,389
		1,532,864

	Shares	Value
SPECIALTY RETAIL - 2.6%
Apparel Retail - 2.2%
Pacific Sunwear of California, Inc. (a)	220,400	$ 4,837,780
Homefurnishing Retail - 0.4%
Pier 1 Imports, Inc.	99,200	842,208
TOTAL SPECIALTY RETAIL		5,679,988
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Apparel, Accessories & Luxury Goods - 0.4%
Carter's, Inc. (a)	15,500	905,820
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	87,000	2,694,390
TOTAL COMMON STOCKS (Cost $185,042,059)		209,953,652
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 5.03% (b)	3,662,817	3,662,817
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	11,363,127	11,363,127
TOTAL MONEY MARKET FUNDS (Cost $15,025,944)		15,025,944
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $200,068,003)	224,979,596
NET OTHER ASSETS - (3.6)%	(7,812,571)
NET ASSETS - 100%	$ 217,167,025
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,444
Fidelity Securities Lending Cash Central Fund	54,290
Total	$ 112,734
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $200,136,707. Net unrealized appreciation aggregated $24,842,889, of which $35,955,380 related to appreciated investment securities and $11,112,491 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

May 31, 2006

1.802180.102

MED-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AUTOMOBILES - 0.1%
Motorcycle Manufacturers - 0.1%
Bajaj Auto Ltd.	12,500	$ 739,971
BIOTECHNOLOGY - 0.4%
Biotechnology - 0.4%
Cepheid, Inc. (a)	70,000	677,600
DUSA Pharmaceuticals, Inc. (a)	117,200	693,824
Gilead Sciences, Inc. (a)	5,000	286,650
MannKind Corp. (a)	6,300	119,952
Myogen, Inc. (a)	15,000	467,250
Pharmion Corp. (a)	39,100	766,751
Renovo Group PLC	65,000	113,045
Theravance, Inc. (a)	12,800	306,176
		3,431,248
CHEMICALS - 0.0%
Fertilizers & Agricultural Chemicals - 0.0%
Bodisen Biotech, Inc. (a)(e)	23,100	264,264
COMMERCIAL BANKS - 0.1%
Diversified Banks - 0.1%
ICICI Bank Ltd.	35,000	407,899
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial & Professional Services - 0.3%
Advisory Board Co. (a)	45,000	2,326,500
Healthcare Services Group, Inc.	10,000	203,100
		2,529,600
Human Resource & Employment Services - 0.1%
Kforce, Inc. (a)	69,700	1,065,016
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,594,616
DIVERSIFIED CONSUMER SERVICES - 5.8%
Specialized Consumer Services - 5.8%
Carriage Services, Inc. Class A (a)	506,549	2,406,108
Service Corp. International (SCI)	2,201,830	17,592,622
Weight Watchers International, Inc.	662,900	27,762,252
		47,760,982
FOOD & STAPLES RETAILING - 1.3%
Drug Retail - 0.4%
Cosmos Pharmaceutical Corp.	53,300	1,480,817
Nihon Chouzai Co. Ltd.	2,500	102,724
Sugi Pharmacy Co. Ltd.	10,000	206,347
Sundrug Co. Ltd.	57,500	1,483,766
		3,273,654
Food Retail - 0.9%
Safeway, Inc.	302,700	7,137,666
TOTAL FOOD & STAPLES RETAILING		10,411,320

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
Health Care Equipment - 2.4%
Abiomed, Inc. (a)	500	$ 6,700
Aspect Medical Systems, Inc. (a)	401,100	7,869,582
BioLase Technology, Inc.	25,000	186,000
Cardiodynamics International Corp. (a)	150,000	204,000
China Medical Technologies, Inc. sponsored ADR (e)	24,800	635,376
DexCom, Inc. (a)	27,000	525,420
Hospira, Inc. (a)	11,400	510,834
IDEXX Laboratories, Inc. (a)	6,900	527,367
Imaging Dynamics Co. Ltd. (a)	100,000	408,627
IRIS International, Inc. (a)	5,000	71,100
Kinetic Concepts, Inc. (a)	44,500	1,731,050
Mentor Corp.	6,600	266,574
NeuroMetrix, Inc. (a)	57,700	1,681,378
Phonak Holding AG	15,000	861,821
PhotoMedex, Inc. (a)	100,000	162,000
Quidel Corp. (a)	40,000	377,200
Syneron Medical Ltd. (a)(e)	92,600	1,807,552
Sysmex Corp.	10,000	415,392
Varian Medical Systems, Inc. (a)	10,000	469,000
Viasys Healthcare, Inc. (a)	20,000	503,800
William Demant Holding AS (a)	10,000	753,592
		19,974,365
Health Care Supplies - 2.5%
Alcon, Inc.	26,400	2,853,312
Align Technology, Inc. (a)	5,000	36,950
Coloplast AS Series B	12,500	938,767
Cynosure, Inc. Class A	56,900	833,016
ICU Medical, Inc. (a)	24,500	1,016,015
Inverness Medical Innovations, Inc. (a)	451,000	13,011,350
Regeneration Technologies, Inc. (a)	50,000	354,500
West Pharmaceutical Services, Inc.	32,500	1,105,650
		20,149,560
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		40,123,925
HEALTH CARE PROVIDERS & SERVICES - 74.3%
Health Care Distributors & Services - 8.2%
DrugMax, Inc. (a)	351,880	232,241
Henry Schein, Inc. (a)	277,700	12,799,193
McKesson Corp.	850,000	42,075,000
MWI Veterinary Supply, Inc.	22,700	692,350
Patterson Companies, Inc. (a)	342,135	11,718,124
		67,516,908
Health Care Facilities - 10.1%
Acibadem Saglik Hizmetleri AS	276,000	3,016,969
American Retirement Corp. (a)	3,100	99,851
AmSurg Corp. (a)	50,500	1,216,545
Apollo Hospitals Enterprise Ltd.	901,565	8,059,666
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
Bangkok Dusit Medical Service PCL Class F (For. Reg.)	2,372,600	$ 1,835,366
Brookdale Senior Living, Inc. (e)	279,500	13,821,275
Bumrungrad Hospital PCL (For. Reg.)	2,268,300	1,922,419
Capio AB (a)	10,000	183,352
Capital Senior Living Corp. (a)	175,700	1,932,700
Community Health Systems, Inc. (a)	325,300	12,263,810
Emeritus Corp. (a)	107,300	2,305,877
Generale de Sante	5,000	171,043
HealthSouth Corp. (a)	2,180	9,439
Kindred Healthcare, Inc. (a)	100	2,536
LCA-Vision, Inc.	10,000	543,400
LifePoint Hospitals, Inc. (a)	2,200	77,726
Manor Care, Inc.	190,000	8,823,600
Medi-Clinic Corp. Ltd.	450,000	1,302,412
Network Healthcare Holdings Ltd.	1,000,000	1,358,071
Odyssey Healthcare, Inc. (a)	43,400	707,854
Orpea (a)	17,500	1,295,318
Radiation Therapy Services, Inc. (a)	70,964	1,722,296
Rhoen-Klinikum AG	27,500	1,211,783
Sun Healthcare Group, Inc. (a)	10,100	82,921
Sunrise Senior Living, Inc. (a)	188,400	6,309,516
Symbion, Inc. (a)	33,500	734,990
U.S. Physical Therapy, Inc. (a)	274,052	4,119,002
United Surgical Partners International, Inc. (a)	3,750	116,663
Universal Health Services, Inc. Class B	148,700	7,548,012
		82,794,412
Health Care Services - 22.2%
Allied Healthcare International, Inc. (a)	90,321	345,026
Allion Healthcare, Inc.	96,700	780,369
American Dental Partners, Inc. (a)	488	6,764
AMN Healthcare Services, Inc. (a)	208,700	4,107,216
Apria Healthcare Group, Inc. (a)	55,500	1,065,600
Caremark Rx, Inc.	879,500	42,189,615
Cross Country Healthcare, Inc. (a)	39,100	689,333
DaVita, Inc. (a)	140,200	7,424,992
Diagnosticos Da America SA (a)	170,000	3,320,571
Dialysis Corp. of America (a)	10,000	122,500
Emergency Medical Services Corp. Class A	240,600	3,014,718
Express Scripts, Inc. (a)	400	29,312
Health Grades, Inc. (a)	1,054,070	4,714,750
Healthways, Inc. (a)	99,448	5,284,667
HMS Holdings Corp. (a)	301,629	2,907,704
Hooper Holmes, Inc.	5,000	15,050
LHC Group, Inc.	5,000	92,450
Lincare Holdings, Inc. (a)	100	3,730
Medco Health Solutions, Inc. (a)	896,500	48,321,350
Nighthawk Radiology Holdings, Inc.	75,000	1,387,500

	Shares	Value
Omnicare, Inc.	765,700	$ 35,497,852
Pediatric Services of America, Inc. (a)	37,500	491,250
Providence Service Corp. (a)	46,700	1,456,573
Rural/Metro Corp. (a)(f)	1,957,400	13,956,262
Ventiv Health, Inc. (a)	5,000	147,700
Visicu, Inc.	122,000	2,261,880
VistaCare, Inc. Class A (a)	131,100	1,811,802
		181,446,536
Managed Health Care - 33.8%
Aetna, Inc.	1,087,800	41,836,788
AMERIGROUP Corp. (a)	117,700	3,377,990
Centene Corp. (a)	1,800	46,890
CIGNA Corp.	361,000	33,479,140
Coventry Health Care, Inc. (a)	468,300	24,468,675
Health Net, Inc. (a)	828,700	35,650,674
Healthspring, Inc.	305,500	5,114,070
Humana, Inc. (a)	973,000	49,262,990
Molina Healthcare, Inc. (a)	1,473	55,709
Sierra Health Services, Inc. (a)	31,000	1,277,200
UnitedHealth Group, Inc.	1,168,301	51,358,509
WellPoint, Inc. (a)	431,500	30,886,770
		276,815,405
TOTAL HEALTH CARE PROVIDERS & SERVICES		608,573,261
HEALTH CARE TECHNOLOGY - 1.8%
Healthcare Technology - 1.8%
Allscripts Healthcare Solutions, Inc. (a)	30,900	538,896
AMICAS, Inc. (a)	50,000	178,000
Cerner Corp. (a)	154,701	5,875,544
Computer Programs & Systems, Inc.	27,500	1,104,950
Emageon, Inc. (a)	126,298	1,629,244
Per-Se Technologies, Inc. (a)	25,000	623,000
Phase Forward, Inc. (a)	62,800	799,444
Systems Xcellence, Inc. (a)	20,000	80,272
Vital Images, Inc. (a)	48,697	1,134,153
WebMD Health Corp. Class A (e)	63,400	2,488,450
		14,451,953
HOTELS, RESTAURANTS & LEISURE - 0.7%
Leisure Facilities - 0.7%
Life Time Fitness, Inc. (a)	126,600	5,791,950
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	60,000	963,395
Tyco International Ltd.	6,800	184,348
		1,147,743
INSURANCE - 1.2%
Life & Health Insurance - 1.2%
China Life Insurance Co. Ltd. ADR (e)	15,000	897,450
Discovery Holdings Ltd. (a)	134,910	433,514
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
Prudential Financial, Inc.	6,900	$ 525,435
Universal American Financial Corp. (a)	558,700	7,816,213
		9,672,612
Reinsurance - 0.0%
Platinum Underwriters Holdings Ltd.	15,000	404,100
TOTAL INSURANCE		10,076,712
INTERNET & CATALOG RETAIL - 0.5%
Catalog Retail - 0.3%
Gaiam, Inc. Class A (a)	145,000	2,505,600
Internet Retail - 0.2%
NutriSystem, Inc. (a)(e)	19,556	1,328,244
TOTAL INTERNET & CATALOG RETAIL		3,833,844
LIFE SCIENCES TOOLS & SERVICES - 2.6%
Life Science Tools & Services - 2.6%
Covance, Inc. (a)	167,200	9,876,504
Kendle International, Inc. (a)	14,200	460,364
Pharmaceutical Product Development, Inc.	105,800	3,843,714
PRA International (a)	285,478	7,156,933
		21,337,515
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Basin Water, Inc.	40,357	609,391
PERSONAL PRODUCTS - 1.1%
Personal Products - 1.1%
Herbalife Ltd. (a)	208,100	8,167,925
Natura Cosmeticos SA	66,100	667,720
Reliv International, Inc.	5,000	55,500
		8,891,145
PHARMACEUTICALS - 2.7%
Pharmaceuticals - 2.7%
Adams Respiratory Therapeutics, Inc.	551	25,500
Akorn, Inc. (a)	50,000	200,500
Allergan, Inc.	87,200	8,268,304
Atherogenics, Inc. (a)	39,200	520,968
Cipla Ltd.	750	3,715
Lupin Ltd.	5,000	111,592
Nastech Pharmaceutical Co., Inc. (a)	10,000	139,900
New River Pharmaceuticals, Inc. (a)	58,000	1,711,000
Nichi-iko Pharmaceutical Co. Ltd.	50,000	672,089
Strides Arcolab Ltd.	20,000	115,754
Teva Pharmaceutical Industries Ltd. sponsored ADR	273,400	9,954,494
Towa Pharmaceutical Co. Ltd. (e)	27,500	688,610
		22,412,426

	Shares	Value
SOFTWARE - 0.5%
Systems Software - 0.5%
DATATRAK International, Inc. (a)(e)	65,000	$ 529,750
Quality Systems, Inc. (e)	107,500	3,571,150
		4,100,900
TOTAL COMMON STOCKS (Cost $728,759,583)		807,961,065
Nonconvertible Bonds - 0.2%
	Principal Amount
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Rural/Metro Corp.:
0% 3/15/16 (d)	$ 2,790,000	2,036,700
9.875% 3/15/15	20,000	21,000
		2,057,700
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 5.03% (b)	15,415,079	15,415,079
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	14,520,450	14,520,450
TOTAL MONEY MARKET FUNDS (Cost $29,935,529)		29,935,529
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $760,462,204)	839,954,294
NET OTHER ASSETS - (2.5)%	(20,679,775)
NET ASSETS - 100%	$ 819,274,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,745
Fidelity Securities Lending Cash Central Fund	73,347
Total	$ 117,092
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rural/Metro Corp.	$ 16,872,788	$ -	$ -	$ -	$ 13,956,262
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $761,378,588. Net unrealized appreciation aggregated $78,575,706, of which $112,622,297 related to appreciated investment securities and $34,046,591 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

May 31, 2006

1.802181.102

MES-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
BIOTECHNOLOGY - 2.5%
Biotechnology - 2.5%
Alnylam Pharmaceuticals, Inc. (a)(d)	545,800	$ 8,072,382
BioSphere Medical, Inc. (a)	200,896	1,135,062
CuraGen Corp. (a)	112,900	425,633
deCODE genetics, Inc. (a)(d)	259,800	1,795,218
DUSA Pharmaceuticals, Inc. (a)(d)(e)	897,643	5,314,047
Epigenomics AG (a)	63,300	397,545
MannKind Corp. (a)	84,300	1,605,072
Neurocrine Biosciences, Inc. (a)	15,600	307,476
Sirna Therapeutics, Inc. (a)(d)	122,400	736,848
Solexa, Inc. (a)(d)	179,861	1,627,742
		21,417,025
CHEMICALS - 0.4%
Fertilizers & Agricultural Chemicals - 0.1%
Bodisen Biotech, Inc. (a)(d)	89,800	1,027,312
Specialty Chemicals - 0.3%
Lonza Group AG	31,834	2,173,915
TOTAL CHEMICALS		3,201,227
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Diversified Commercial & Professional Services - 0.2%
Advisory Board Co. (a)	35,500	1,835,350
HEALTH CARE EQUIPMENT & SUPPLIES - 69.3%
Health Care Equipment - 50.1%
Advanced Medical Optics, Inc. (a)	338,294	15,331,484
American Medical Systems Holdings, Inc. (a)	181,800	3,594,186
ArthroCare Corp. (a)	19,900	840,576
Aspect Medical Systems, Inc. (a)	942,506	18,491,968
Baxter International, Inc.	1,530,020	57,681,754
Becton, Dickinson & Co.	1,010,400	61,058,472
BioLase Technology, Inc.	37,100	276,024
Boston Scientific Corp. (a)	2,028,042	41,939,909
C.R. Bard, Inc.	575,700	42,607,557
Conceptus, Inc. (a)	429,800	5,720,638
Conor Medsystems, Inc. (a)(d)	156,700	3,651,110
Cyberonics, Inc. (a)	77,800	1,944,222
Cytyc Corp. (a)	547,400	14,385,672
Delcath Systems, Inc. (a)(d)	79,900	414,681
DexCom, Inc. (a)	58,300	1,134,518
Edwards Lifesciences Corp. (a)(d)	202,000	8,956,680
GN Store Nordic AS	71,500	801,776
Greatbatch, Inc. (a)	170,500	3,868,645
Hologic, Inc. (a)	95,600	3,775,244
Imaging Dynamics Co. Ltd. (a)	113,000	461,748
IntraLase Corp. (a)	58,300	1,116,445
Kinetic Concepts, Inc. (a)	169,700	6,601,330
Kyphon, Inc. (a)	131,700	5,227,173

	Shares	Value
Mentor Corp.	90,400	$ 3,651,256
Meridian Bioscience, Inc.	1,050	24,980
NeuroMetrix, Inc. (a)	618,800	18,031,832
NMT Medical, Inc. (a)(d)	136,904	1,636,003
Nobel Biocare Holding AG (Switzerland)	10,828	2,628,457
Northstar Neuroscience, Inc.	2,300	31,418
NuVasive, Inc. (a)	81,500	1,339,045
Phonak Holding AG	18,600	1,068,658
PhotoMedex, Inc. (a)	380,000	615,600
ResMed, Inc. (a)	281,400	12,792,444
Respironics, Inc. (a)	235,900	8,025,318
Restore Medical, Inc.	492,800	3,774,848
Sonic Innovations, Inc. (a)	97,700	475,799
SonoSite, Inc. (a)	88,100	3,240,318
St. Jude Medical, Inc. (a)	1,038,800	35,423,080
Stereotaxis, Inc. (a)	334,129	3,277,805
Straumann Holding AG	5,385	1,401,112
Syneron Medical Ltd. (a)(d)	71,300	1,391,776
The Spectranetics Corp. (a)	233,300	3,023,568
Thermogenesis Corp. (a)	694,298	3,054,911
Thoratec Corp. (a)	231,600	3,281,772
William Demant Holding AS (a)	15,300	1,152,995
Zimmer Holdings, Inc. (a)	418,400	25,334,120
		434,558,927
Health Care Supplies - 19.2%
Alcon, Inc.	565,300	61,097,624
Bausch & Lomb, Inc. (d)	145,100	7,131,665
Cooper Companies, Inc.	799,700	37,865,795
DJ Orthopedics, Inc. (a)	66,900	2,565,615
Inverness Medical Innovations, Inc. (a)	1,663,600	47,994,860
Inverness Medical Innovations, Inc. (a)(f)	20,683	537,034
Merit Medical Systems, Inc. (a)	221,700	2,538,465
NUCRYST Pharmaceuticals Corp.	388,505	5,626,928
Shamir Optical Industry Ltd. (a)	2,000	19,540
Utah Medical Products, Inc.	35,500	1,049,735
		166,427,261
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		600,986,188
HEALTH CARE PROVIDERS & SERVICES - 3.1%
Health Care Facilities - 0.4%
Brookdale Senior Living, Inc.	26,600	1,315,370
Odyssey Healthcare, Inc. (a)	119,000	1,940,890
		3,256,260
Health Care Services - 2.4%
Amedisys, Inc. (a)	37,200	1,329,900
Chemed Corp.	87,100	4,690,335
DaVita, Inc. (a)	25,400	1,345,184
Fresenius Medical Care AG sponsored ADR	33,600	1,261,680
Gentiva Health Services, Inc. (a)	78,400	1,361,808
Health Grades, Inc. (a)	185,200	828,381
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Healthways, Inc. (a)	135,100	$ 7,179,214
Matria Healthcare, Inc. (a)	47,276	1,364,385
QMed, Inc. (a)	60,900	326,424
Visicu, Inc.	1,100	20,394
VistaCare, Inc. Class A (a)	110,300	1,524,346
		21,232,051
Managed Health Care - 0.3%
Magellan Health Services, Inc. (a)	60,800	2,459,360
TOTAL HEALTH CARE PROVIDERS & SERVICES		26,947,671
HEALTH CARE TECHNOLOGY - 0.8%
Healthcare Technology - 0.8%
Cerner Corp. (a)	122,100	4,637,358
Vital Images, Inc. (a)	32,700	761,583
WebMD Health Corp. Class A (d)	39,630	1,555,478
		6,954,419
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Life Science Tools & Services - 2.0%
Affymetrix, Inc. (a)	172,030	4,732,545
Caliper Life Sciences, Inc. (a)	125,000	642,500
Grifols SA	541,400	3,781,822
Illumina, Inc. (a)	56,574	1,546,167
Millipore Corp. (a)	36,900	2,560,860
QIAGEN NV (a)	206,100	2,936,925
Seracare Life Sciences, Inc. (a)	126,600	727,950
Ventana Medical Systems, Inc. (a)	9,100	431,886
		17,360,655
PERSONAL PRODUCTS - 0.2%
Personal Products - 0.2%
Herbalife Ltd. (a)	48,500	1,903,625
PHARMACEUTICALS - 20.2%
Pharmaceuticals - 20.2%
Allergan, Inc. (d)	918,700	87,111,136
BioMimetics Therapeutics, Inc.	360,300	2,882,400
Johnson & Johnson	1,418,000	85,391,960
		175,385,496

	Shares	Value
SOFTWARE - 0.2%
Systems Software - 0.2%
Quality Systems, Inc.	47,900	$ 1,591,238
TOTAL COMMON STOCKS (Cost $759,491,736)		857,582,894
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 5.03% (b)	11,694,884	11,694,884
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	27,908,875	27,908,875
TOTAL MONEY MARKET FUNDS (Cost $39,603,759)		39,603,759
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $799,095,495)	897,186,653
NET OTHER ASSETS - (3.5)%	(29,926,587)
NET ASSETS - 100%	$ 867,260,066
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $537,034 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	2/8/06	$ 504,872
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,677
Fidelity Securities Lending Cash Central Fund	91,944
Total	$ 116,621
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value,end of period
DUSA Pharmaceuticals, Inc.	$ 8,302,700	$ -	$ 1,690,471	$ -	$ 5,314,047
Seracare Life Sciences, Inc.	8,349,208	-	4,443,425	-	-
Totals	$ 16,651,908	$ -	$ 6,133,896	$ -	$ 5,314,047
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $801,289,921. Net unrealized appreciation aggregated $95,896,732, of which $139,574,274 related to appreciated investment securities and $43,677,542 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

May 31, 2006

1.802201.102

MON-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Conoco Funding Co.
10/15/06	4.77%	$ 4,635,000	$ 4,644,145
Household Finance Corp.
1/30/07	4.64	7,300,000	7,342,468
PNC Funding Corp.
8/1/06	4.66	1,000,000	1,001,508
Sprint Capital Corp.
8/17/06	4.76	1,010,000	1,009,873
TOTAL CORPORATE BONDS			13,997,994
Certificates of Deposit - 21.9%

Domestic Certificates Of Deposit - 0.2%
Countrywide Bank, Alexandria Virginia
8/15/06	5.18 (d)	2,000,000	1,999,959
PNC Bank NA, Pittsburgh
1/24/07	5.15	500,000	498,825
			2,498,784
London Branch, Eurodollar, Foreign Banks - 10.7%
Barclays Bank PLC
6/26/06	5.05	40,000,000	39,999,996
Calyon
7/18/06	4.00	5,000,000	5,000,000
10/4/06	4.40	3,000,000	3,000,000
2/12/07	5.00	5,000,000	5,000,000
Credit Agricole SA
7/17/06	4.00	5,000,000	5,000,000
7/19/06	4.00	5,000,000	5,000,000
Credit Industriel et Commercial
9/18/06	5.04	5,000,000	5,000,000
11/7/06	4.76	5,000,000	5,000,000
3/30/07	5.22	5,000,000	5,000,000
Deutsche Bank AG
1/30/07	4.86	5,000,000	5,000,000
Societe Generale
6/19/06	5.05	10,000,000	10,000,000
6/26/06	5.04	25,000,000	25,000,000
8/18/06	4.25	3,000,000	3,000,000
12/6/06	4.80	5,000,000	5,000,000
			125,999,996
New York Branch, Yankee Dollar, Foreign Banks - 11.0%
Bank Tokyo-Mitsubishi UFJ Ltd.
6/29/06	5.07	8,000,000	8,000,000
Barclays Bank PLC
6/29/06	5.05	5,000,000	5,000,000
8/8/06	5.12	10,000,000	10,000,000
BNP Paribas SA
11/8/06	4.93	5,000,000	5,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Canadian Imperial Bank of Commerce
6/15/06	5.16% (d)	$ 14,000,000	$ 14,000,000
Credit Industriel et Commercial
6/28/06	4.27	5,000,000	5,000,000
11/22/06	5.30	5,000,000	5,000,000
Credit Suisse First Boston New York Branch
6/19/06	5.06 (d)	5,000,000	5,000,000
6/26/06	4.93 (d)	5,000,000	5,000,000
7/19/06	5.05 (d)	5,000,000	5,000,000
Credit Suisse Group
6/4/07	5.44	3,000,000	3,000,000
Deutsche Bank AG
6/5/06	4.80 (d)	5,000,000	5,000,000
Eurohypo AG
6/29/06	4.98	4,000,000	4,000,000
8/7/06	4.97 (a)	5,000,000	5,000,000
8/8/06	4.94 (a)	2,000,000	2,000,000
Mizuho Corporate Bank Ltd.
6/12/06	5.06	3,000,000	3,000,000
6/29/06	5.08	7,000,000	7,000,000
6/30/06	5.08	7,000,000	7,000,000
Skandinaviska Enskilda Banken AB
7/6/06	4.97 (d)	10,000,000	9,999,857
3/30/07	5.35	1,400,000	1,398,197
Sumitomo Mitsui Banking Corp.
6/5/06	5.04	2,000,000	2,000,000
6/12/06	5.06	6,000,000	6,000,000
6/15/06	5.06	1,000,000	1,000,000
6/26/06	5.07	2,000,000	2,000,000
Unicredito Italiano Spa
11/20/06	5.26	5,000,000	5,000,000
			130,398,054
TOTAL CERTIFICATES OF DEPOSIT			258,896,834
Commercial Paper - 29.4%

ALLTEL Corp.
8/2/06	5.17 (b)	2,000,000	1,982,433
8/2/06	5.18 (b)	2,000,000	1,982,399
Aquifer Funding LLC
6/6/06	5.04	2,000,000	1,998,606
AT&T, Inc.
6/5/06	5.03	2,000,000	1,998,887
6/28/06	5.08	2,000,000	1,992,440
Bavaria TRR Corp.
6/1/06	5.05	5,000,000	5,000,000
6/9/06	5.07	14,615,000	14,598,566
6/12/06	5.06	8,000,000	7,987,656
6/26/06	5.06	7,000,000	6,975,500
6/26/06	5.08	6,000,000	5,978,917
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Bavaria TRR Corp. - continued
6/29/06	5.07%	$ 5,000,000	$ 4,980,361
British Telecommunications PLC
7/11/06	5.16	1,000,000	994,322
Capital One Multi-Asset Execution Trust
7/5/06	5.09	1,000,000	995,231
Citigroup Funding, Inc.
6/22/06	5.05	2,000,000	1,994,132
6/26/06	5.07	10,000,000	9,964,931
6/26/06	5.08	3,000,000	2,989,458
6/27/06	5.04	2,000,000	1,992,778
ConocoPhillips
6/1/06	5.07	1,000,000	1,000,000
Countrywide Financial Corp.
6/1/06	5.04	5,000,000	5,000,000
6/9/06	5.07	1,000,000	998,878
8/8/06	5.16	10,000,000	9,903,856
Credit Suisse First Boston New York Branch
6/16/06	5.04	8,000,000	7,983,283
CVS Corp.
6/6/06	5.13	1,000,000	999,288
7/27/06	5.22	2,000,000	1,983,884
7/28/06	5.22	1,000,000	991,798
8/10/06	5.25	1,000,000	989,889
DaimlerChrysler NA Holding Corp.
6/13/06	5.16	2,000,000	1,996,580
6/14/06	5.17	1,000,000	998,140
6/16/06	5.17	1,000,000	997,858
6/16/06	5.18	1,000,000	997,850
6/20/06	5.18	1,000,000	997,277
6/28/06	5.21	1,000,000	996,108
6/30/06	5.21	1,000,000	995,819
Dominion Resources, Inc.
6/1/06	5.08	1,000,000	1,000,000
6/15/06	5.11	1,000,000	998,024
6/23/06	5.11	1,000,000	996,893
6/26/06	5.12	2,000,000	1,992,931
DZ Bank AG
7/10/06	5.11	5,000,000	4,972,592
Emerald (MBNA Credit Card Master Note Trust)
7/11/06	5.04	2,000,000	1,988,933
FCAR Owner Trust
6/2/06	4.81	2,000,000	1,999,736
6/2/06	4.83	5,000,000	4,999,338
6/20/06	5.04	5,000,000	4,986,753
6/23/06	5.05	5,000,000	4,984,661
7/18/06	4.76	5,000,000	4,969,646
8/3/06	5.13	1,000,000	991,128
Fortune Brands, Inc.
6/12/06	5.02	1,000,000	998,478
6/13/06	5.03	1,000,000	998,337

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
7/17/06	5.14%	$ 1,000,000	$ 993,509
7/25/06	5.18	500,000	496,168
France Telecom SA
6/6/06	5.12 (b)	413,000	412,707
6/19/06	5.06 (b)	1,000,000	997,490
6/23/06	5.10 (b)	1,000,000	996,911
7/11/06	5.11 (b)	1,000,000	994,389
7/18/06	5.11 (b)	1,000,000	993,407
General Electric Capital Corp.
6/23/06	5.04	6,000,000	5,981,630
Giro Funding US Corp.
7/7/06	5.10	1,000,000	994,940
Govco, Inc.
8/28/06	5.20	5,000,000	4,937,300
Kellogg Co.
6/19/06	5.04	1,000,000	997,500
6/27/06	5.11	1,000,000	996,331
7/25/06	5.14	500,000	496,194
Market Street Funding Corp.
6/16/06	5.04	5,000,000	4,989,542
6/22/06	5.05	5,000,000	4,985,358
Monument Gardens Funding
6/20/06	5.06	10,000,000	9,973,400
6/22/06	5.06	5,000,000	4,985,300
Motown Notes Program
7/5/06	5.00	1,000,000	995,334
7/5/06	5.01	5,000,000	4,976,625
7/7/06	5.11	2,000,000	1,989,860
Nissan Motor Acceptance Corp.
7/17/06	5.10	5,000,000	4,967,800
Paradigm Funding LLC
6/15/06	5.05	5,000,000	4,990,229
6/20/06	5.04	5,000,000	4,986,753
6/22/06	5.05	5,000,000	4,985,358
6/26/06	5.04	15,000,000	14,947,708
Park Granada LLC
6/16/06	5.05	5,000,000	4,989,500
8/7/06	5.14	1,000,000	990,564
Park Sienna LLC
6/20/06	5.05	5,000,000	4,986,779
8/7/06	5.15	4,000,000	3,962,182
Rockies Express Pipeline LLC
6/23/06	5.13 (b)	1,000,000	996,883
6/26/06	5.13 (b)	1,000,000	996,451
Strand Capital LLC
7/5/06	5.09	1,000,000	995,231
7/6/06	5.02	1,000,000	995,178
7/7/06	5.09	10,000,000	9,949,500
9/22/06	5.12	5,000,000	4,921,528
Stratford Receivables Co. LLC
6/6/06	5.05	5,000,000	4,996,500
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Stratford Receivables Co. LLC - continued
6/12/06	4.97%	$ 2,000,000	$ 1,996,987
6/13/06	5.05	5,000,000	4,991,600
6/14/06	5.06	5,000,000	4,990,900
6/19/06	5.08	3,000,000	2,992,425
6/20/06	5.07	2,000,000	1,994,680
7/7/06	5.10	18,000,000	17,909,010
7/7/06	5.11	1,000,000	994,935
Thames Asset Global Securities No. 1, Inc.
6/20/06	5.04	15,000,000	14,960,258
The Walt Disney Co.
7/18/06	5.07	3,000,000	2,980,378
Time Warner, Inc.
6/1/06	5.09 (b)	1,000,000	1,000,000
6/6/06	5.11 (b)	1,000,000	999,294
6/26/06	5.15 (b)	1,000,000	996,438
Variable Funding Capital Co. LLC
6/16/06	5.05 (b)	5,000,000	4,989,521
Viacom, Inc.
6/2/06	5.28 (b)	700,000	699,898
6/5/06	5.29 (b)	800,000	799,531
6/6/06	5.29 (b)	400,000	399,707
6/12/06	5.28 (b)	1,000,000	998,393
6/14/06	5.28 (b)	2,000,000	1,996,201
Weatherford International Ltd.
6/14/06	5.12 (b)	1,000,000	998,158
Whirlpool Corp.
6/1/06	5.10	500,000	500,000
6/13/06	5.11	2,000,000	1,996,600
6/19/06	5.05	1,000,000	997,495
Xcel Energy, Inc.
10/17/06	5.35	1,000,000	980,028
TOTAL COMMERCIAL PAPER			348,119,051
U.S. Treasury Obligations - 0.8%

U.S. Treasury Bills - 0.8%
8/3/06	4.53	10,000,000	9,922,475
Master Notes - 1.7%

Goldman Sachs Group, Inc.
6/9/06	5.13 (d)(f)	15,000,000	15,000,000
6/12/06	5.14 (d)(f)	5,000,000	5,000,000
TOTAL MASTER NOTES			20,000,000
Medium-Term Notes - 22.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
AIG Matched Funding Corp.
6/15/06	4.93% (d)	$ 5,000,000	$ 5,000,000
7/3/06	5.00 (d)	5,000,000	5,000,000
7/11/06	5.04 (d)	5,000,000	5,000,000
7/24/06	5.10 (d)	5,000,000	5,000,000
Australia & New Zealand Banking Group Ltd.
6/23/06	5.06 (b)(d)	2,000,000	2,000,000
Bank of Ireland
6/20/06	5.05 (b)(d)	5,000,000	5,000,071
Bank of New York Co., Inc.
6/27/06	5.15 (b)(d)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
8/21/06	5.18 (d)	5,000,000	5,000,000
BellSouth Corp.
4/26/07	5.34 (b)	10,000,000	9,896,108
BMW U.S. Capital LLC
6/15/06	5.08 (d)	1,000,000	1,000,000
BNP Paribas SA
8/21/06	5.14 (b)(d)	5,000,000	5,000,000
Commonwealth Bank of Australia
6/26/06	5.05 (d)	2,000,000	2,000,000
ConocoPhillips
7/11/06	5.03 (d)	2,000,000	2,000,000
Countrywide Bank, Alexandria Virginia
6/15/06	5.09 (d)	2,000,000	1,999,942
DnB NOR ASA
6/25/06	5.08 (b)(c)(d)	10,000,000	10,000,000
GE Capital Assurance Co.
6/1/06	5.10 (d)(f)	5,000,000	5,000,000
General Electric Capital Corp.
6/7/06	5.09 (d)	5,000,000	5,000,000
6/9/06	5.18 (d)	10,000,000	10,004,874
6/19/06	5.18 (d)	9,000,000	9,002,370
HBOS Treasury Services PLC
6/9/06	5.05 (b)(d)	5,000,000	4,999,462
6/26/06	5.00 (d)	10,000,000	10,000,000
HSBC Finance Corp.
6/26/06	5.11 (d)	2,000,000	2,000,000
HSH Nordbank AG
6/23/06	5.08 (b)(d)	2,000,000	2,000,000
ING USA Annuity & Life Insurance Co.
6/26/06	5.03 (d)(f)	1,000,000	1,000,000
K2 (USA) LLC
6/12/06	5.04 (b)(d)	1,000,000	999,869
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Links Finance LLC
6/19/06	5.04% (b)(d)	$ 10,000,000	$ 9,999,174
MBIA Global Funding LLC
7/17/06	5.03 (b)(d)	1,000,000	1,000,000
Merrill Lynch & Co., Inc.
6/5/06	5.11 (d)	2,000,000	2,001,413
6/12/06	5.28 (d)	1,000,000	1,001,493
6/15/06	5.06 (d)	4,000,000	4,000,000
Metropolitan Life Insurance Co.
6/6/06	5.08 (b)(d)	2,213,000	2,213,000
Morgan Stanley
6/1/06	5.17 (d)	1,000,000	1,000,000
6/5/06	5.11 (d)	5,000,000	5,000,000
6/15/06	5.11 (d)	2,000,000	2,000,000
Nationwide Building Society
6/28/06	5.02 (b)(d)	5,000,000	5,002,082
Nordea Bank AB
6/9/06	5.06 (b)(d)	5,000,000	5,000,000
6/12/06	5.06 (b)(d)	4,000,000	4,000,199
Pacific Life Global Funding
6/5/06	5.10 (b)(d)	2,000,000	2,001,182
RACERS
6/22/06	5.10 (b)(d)	10,000,000	10,000,000
Royal Bank of Scotland PLC
6/21/06	5.07 (b)(d)	5,000,000	5,000,000
SBC Communications, Inc.
6/5/06	3.96 (b)	1,600,000	1,600,063
6/5/06	4.11 (b)	100,000	100,002
6/5/06	4.68 (b)	850,000	849,947
Security Life of Denver Insurance Co.
8/29/06	5.30 (d)(f)	1,000,000	1,000,000
Societe Generale
6/2/06	4.99 (b)(d)	5,000,000	5,000,000
UniCredito Italiano Bank (Ireland) PLC
6/15/06	5.09 (b)(d)	10,000,000	10,000,000
Verizon Global Funding Corp.
6/15/06	5.02 (b)(d)	20,000,000	20,000,011
Washington Mutual Bank
8/25/06	5.19 (d)	3,000,000	3,000,000
8/31/06	5.21 (d)	7,000,000	7,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Washington Mutual Bank FA
6/26/06	5.06% (d)	$ 10,000,000	$ 10,000,000
Washington Mutual Bank, California
6/20/06	4.91 (d)	4,000,000	4,000,000
7/26/06	4.98 (d)	10,000,000	9,999,931
Wells Fargo & Co.
6/2/06	5.07 (d)	5,000,000	5,000,000
6/15/06	5.07 (d)	5,000,000	5,000,000
WestLB AG
6/12/06	5.12 (b)(d)	2,000,000	2,000,000
6/30/06	4.99 (b)(d)	3,000,000	3,000,000
TOTAL MEDIUM-TERM NOTES			265,671,193
Short-Term Notes - 0.8%

Metropolitan Life Insurance Co.
7/3/06	5.11 (d)(f)	5,000,000	5,000,000
New York Life Insurance Co.
6/30/06	5.06 (d)(f)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Asset-Backed Securities - 0.2%

Wind Master Trust Notes
9/25/06	4.96 (b)(d)	1,000,000	1,000,000
Wind Trust
2/25/07	5.08 (b)(d)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			2,000,000
Municipal Securities - 1.5%

Connecticut Hsg. Fin. Auth. (Hsg. Mortgage Fin. Prog.) Series F2, 5.08% (AMBAC Insured), VRDN (d)
6/7/06		5,000,000	5,000,000
Michigan Gen. Oblig. Bonds Series 2006 A, 5.27% tender 10/11/06 (Liquidity Facility DEPFA BANK PLC), CP mode
10/11/06		9,500,000	9,500,000
New York State Dorm. Auth. Revs. Series A, 5.07% (MBIA Insured), VRDN (d)
6/7/06		2,900,000	2,900,000
TOTAL MUNICIPAL SECURITIES			17,400,000
Repurchase Agreements - 20.5%
	Maturity Amount	Value
In a joint trading account (Collateralized by U.S. Government Obligations) dated 5/31/06 due 6/1/06 at 5.06%	$ 6,915,972	$ 6,915,000
With:
Banc of America Securities LLC at 5.11%, dated 5/31/06 due 6/1/06 (Collateralized by Commercial Paper Obligations valued at $59,160,001, 0%, 6/28/06 - 6/30/06)	58,008,233	58,000,000
Citigroup Global Markets, Inc. at 5.12%, dated 5/31/06 due 6/1/06 (Collateralized by Mortgage Loan Obligations valued at $59,850,000, 3.41% - 7.1%, 12/25/18 - 12/11/40)	57,008,111	57,000,000
Goldman Sachs & Co. at 5.16%, dated:
5/23/06 due 8/21/06 (Collateralized by Corporate Obligations valued at $14,700,000, 8.25% - 12%, 7/15/10 - 6/15/14) (d)(e)	14,180,600	14,000,000
5/31/06 due 6/1/06 (Collateralized by Corporate Obligations valued at $25,200,001, 7.65%, 8/15/09)	24,003,442	24,000,000
J.P. Morgan Securities, Inc. at 5.16%, dated 5/11/06 due 6/30/06 (Collateralized by Corporate Obligations valued at $19,009,781, 6.13% - 8%, 8/28/07 - 6/15/11) (d)(e)	18,129,000	18,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.16%, dated 5/31/06 due 6/1/06 (Collateralized by Equity Securities valued at $48,496,816)	46,006,597	46,000,000

	Maturity Amount	Value
5.19%, dated 4/21/06 due 7/19/06 (Collateralized by Corporate Obligations valued at $5,259,478, 7% - 7.25%, 8/15/11 - 3/15/27) (d)(e)	$ 5,064,154	$ 5,000,000
Morgan Stanley & Co. at 5.13%, dated 5/11/06 due 6/30/06 (Collateralized by Mortgage Loan Obligations valued at $14,927,352, 1.35% - 2.14%, 10/10/20 - 11/21/28)	14,099,750	14,000,000
TOTAL REPURCHASE AGREEMENTS		242,915,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,188,922,547)	1,188,922,547
NET OTHER ASSETS - (0.5)%	(5,359,868)
NET ASSETS - 100%	$ 1,183,562,679
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $157,891,381 or 13.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,000,000 or 3.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Capital Assurance Co. 5.1%, 6/1/06	7/28/05	$ 5,000,000
Goldman Sachs Group, Inc.: 5.13%, 6/9/06	1/9/06	$ 15,000,000
5.14%, 6/12/06	11/10/05	$ 5,000,000
ING USA Annuity & Life Insurance Co. 5.03%, 6/26/06	6/23/05	$ 1,000,000
Metropolitan Life Insurance Co. 5.11%, 7/3/06	3/26/02	$ 5,000,000
New York Life Insurance Co. 5.06%, 6/30/06	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 5.3%, 8/29/06	8/26/05	$ 1,000,000
Income Tax Information
At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,188,922,547.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

May 31, 2006

1.802184.102

NAT-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
AIRLINES - 0.2%
Airlines - 0.2%
AirTran Holdings, Inc. (a)	204,700	$ 2,517,810
CHEMICALS - 1.9%
Commodity Chemicals - 0.3%
Celanese Corp. Class A	35,600	701,676
Formosa Chemicals & Fibre Corp.	1,561,000	2,416,907
Georgia Gulf Corp.	20,350	655,881
Tokai Carbon Co. Ltd.	22,000	134,903
		3,909,367
Diversified Chemicals - 0.3%
Ashland, Inc.	53,900	3,368,750
Fertilizers & Agricultural Chemicals - 1.1%
Agrium, Inc.	67,900	1,664,128
CF Industries Holdings, Inc.	170,200	2,907,016
Mosaic Co. (a)(d)	462,800	7,201,168
Terra Nitrogen Co. LP	17,165	360,808
		12,133,120
Specialty Chemicals - 0.2%
Tokuyama Corp.	132,000	2,002,187
TOTAL CHEMICALS		21,413,424
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Clean Harbors, Inc. (a)	7,200	261,288
Human Resource & Employment Services - 0.0%
Brunel International NV	728	24,988
TOTAL COMMERCIAL SERVICES & SUPPLIES		286,276
CONSTRUCTION & ENGINEERING - 1.2%
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	387,500	8,788,500
Fluor Corp.	44,800	3,927,168
Infrasource Services, Inc. (a)	64,700	1,190,480
		13,906,148
CONTAINERS & PACKAGING - 1.2%
Metal & Glass Containers - 0.6%
Owens-Illinois, Inc. (a)	456,900	7,767,300
Paper Packaging - 0.6%
Smurfit-Stone Container Corp. (a)	293,300	3,510,801
Temple-Inland, Inc.	72,900	3,135,429
		6,646,230
TOTAL CONTAINERS & PACKAGING		14,413,530

	Shares	Value
ELECTRICAL EQUIPMENT - 1.1%
Electrical Components & Equipment - 0.3%
Q-Cells AG	26,600	$ 2,062,640
Suntech Power Holdings Co. Ltd. sponsored ADR	53,000	1,493,540
		3,556,180
Heavy Electrical Equipment - 0.8%
Areva (investment certificates)(non-vtg.)	100	68,507
Vestas Wind Systems AS (a)	362,000	9,331,821
		9,400,328
TOTAL ELECTRICAL EQUIPMENT		12,956,508
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	38,300	2,290,340
ENERGY EQUIPMENT & SERVICES - 26.9%
Oil & Gas Drilling - 7.4%
Diamond Offshore Drilling, Inc.	81,600	6,996,384
GlobalSantaFe Corp.	631,400	37,966,082
Nabors Industries Ltd. (a)	2,600	93,366
Noble Corp.	144,700	10,060,991
Patterson-UTI Energy, Inc.	3,200	95,680
Pride International, Inc. (a)	745,100	24,103,985
Rowan Companies, Inc.	1,000	39,820
TODCO Class A	1,400	61,838
Transocean, Inc. (a)	67,100	5,459,927
		84,878,073
Oil & Gas Equipment & Services - 19.5%
Baker Hughes, Inc.	249,190	21,505,097
BJ Services Co.	143,500	5,259,275
Cameron International Corp. (a)	3,000	140,700
FMC Technologies, Inc. (a)	2,300	153,502
Global Industries Ltd. (a)	4,900	95,109
Grant Prideco, Inc. (a)	2,400	115,296
Halliburton Co.	619,700	46,223,423
Hydril Co. (a)	65,400	4,897,806
Key Energy Services, Inc. (a)	219,300	3,695,205
Maverick Tube Corp. (a)	2,400	115,680
National Oilwell Varco, Inc. (a)	584,911	38,639,221
Oil States International, Inc. (a)	4,400	152,856
RPC, Inc.	3,550	83,035
Saipem Spa	4,500	105,779
Schlumberger Ltd. (NY Shares)	744,652	48,826,832
Smith International, Inc.	928,300	38,023,168
W-H Energy Services, Inc. (a)	60,700	3,419,838
Weatherford International Ltd. (a)	268,290	13,961,812
		225,413,634
TOTAL ENERGY EQUIPMENT & SERVICES		310,291,707
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - 0.4%
Agricultural Products - 0.4%
Archer-Daniels-Midland Co.	3,100	$ 128,867
Corn Products International, Inc.	166,611	4,445,181
Global Bio-Chem Technology Group Co. Ltd.	78,700	32,208
		4,606,256
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	14,500	1,068,505
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.5%
Independent Power & Energy Trade - 1.5%
Mirant Corp. (a)	306,900	7,635,672
NRG Energy, Inc. (a)	108,400	5,392,900
TXU Corp.	67,300	3,856,290
		16,884,862
INDUSTRIAL CONGLOMERATES - 0.4%
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	68,000	4,461,480
Walter Industries, Inc.	1,900	110,504
		4,571,984
INSURANCE - 0.0%
Property & Casualty Insurance - 0.0%
Navigators Group, Inc. (a)	7,900	325,638
MACHINERY - 2.6%
Construction & Farm Machinery & Heavy Trucks - 2.6%
Bucyrus International, Inc. Class A	332,205	16,955,743
Joy Global, Inc.	218,250	11,728,755
Trinity Industries, Inc.	18,800	1,171,992
		29,856,490
MARINE - 0.1%
Marine - 0.1%
American Commercial Lines, Inc.	21,223	1,165,355
Stolt-Nielsen SA (d)	2,800	72,528
		1,237,883
METALS & MINING - 14.8%
Aluminum - 4.1%
Alcan, Inc.	900	46,624
Alcoa, Inc.	1,282,900	40,693,588
Century Aluminum Co. (a)	1,900	79,135
Novelis, Inc.	308,000	6,547,360
		47,366,707
Diversified Metals & Mining - 4.1%
Falconbridge Ltd. (d)	236,800	11,772,804
Freeport-McMoRan Copper & Gold, Inc. Class B	1,363	76,314
Phelps Dodge Corp.	1,200	102,828
RTI International Metals, Inc. (a)	82,200	4,936,110

	Shares	Value
Teck Cominco Ltd. Class B (sub. vtg.)	110,800	$ 7,052,967
Titanium Metals Corp. (a)(d)	628,200	22,734,558
VSMPO-AVISMA Corp. warrants (UBS Warrant Programme) 9/28/06 (a)	5,900	1,265,550
		47,941,131
Gold - 3.7%
Bema Gold Corp. (a)	242,900	1,338,845
Eldorado Gold Corp. (a)	612,700	3,104,532
Meridian Gold, Inc. (a)	418,900	12,971,160
Newmont Mining Corp.	484,600	25,271,890
Sasamat Capital Corp. (a)	61	182
		42,686,609
Steel - 2.9%
AK Steel Holding Corp. (a)	81,400	1,094,830
Allegheny Technologies, Inc.	202,600	12,891,438
Commercial Metals Co.	43,400	1,068,074
Companhia Vale do Rio Doce sponsored ADR	1,800	83,862
Hitachi Metals Ltd.	10,000	102,409
Mittal Steel Co. NV Class A (NY Shares)	33,700	1,111,426
Oregon Steel Mills, Inc. (a)	308,400	14,473,212
United States Steel Corp.	39,500	2,622,010
		33,447,261
TOTAL METALS & MINING		171,441,708
OIL, GAS & CONSUMABLE FUELS - 44.9%
Coal & Consumable Fuels - 5.4%
Arch Coal, Inc.	199,100	9,628,476
Cameco Corp.	307,400	12,614,217
CONSOL Energy, Inc.	140,200	12,372,650
Foundation Coal Holdings, Inc.	225,900	10,240,047
Peabody Energy Corp.	285,900	17,823,006
USEC, Inc.	1,600	19,296
		62,697,692
Integrated Oil & Gas - 18.9%
BP PLC sponsored ADR	84,764	5,992,815
Chevron Corp.	907,632	54,267,317
ConocoPhillips	1,208,630	76,494,192
ENI Spa sponsored ADR	155,700	9,424,521
Exxon Mobil Corp.	584,415	35,596,718
Hess Corp.	800	120,000
Husky Energy, Inc.	50,300	2,955,196
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	600	61,472
OAO Gazprom sponsored ADR	185,157	7,896,946
Occidental Petroleum Corp.	91,600	9,076,644
OMV AG	74,735	4,349,726
Suncor Energy, Inc.	144,600	11,670,418
		217,905,965
Oil & Gas Exploration & Production - 15.1%
Anadarko Petroleum Corp.	1,800	89,406
Apache Corp.	800	51,904
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Cabot Oil & Gas Corp.	107,200	$ 4,702,864
Canadian Natural Resources Ltd.	317,700	16,732,440
Chesapeake Energy Corp.	1,097,700	33,578,643
Comstock Resources, Inc. (a)	1,300	36,842
Denbury Resources, Inc. (a)	2,300	72,680
Devon Energy Corp.	800	45,888
EnCana Corp.	134,084	6,764,774
Energy Partners Ltd. (a)	78,400	1,662,080
EOG Resources, Inc.	80,800	5,305,328
EXCO Resources, Inc.	3,600	43,200
Goodrich Petroleum Corp. (a)	4,300	105,350
Houston Exploration Co. (a)	124,900	6,655,921
Hugoton Royalty Trust	19,957	552,410
Kerr-McGee Corp.	120,100	12,832,685
Mariner Energy, Inc. (a)	49,324	842,454
Newfield Exploration Co. (a)	1,800	76,914
Nexen, Inc.	123,100	6,846,652
Penn West Energy Trust	69,300	2,737,389
Plains Exploration & Production Co. (a)	140,800	5,026,560
Pogo Producing Co.	1,300	58,578
Quicksilver Resources, Inc. (a)	64,750	2,270,783
Range Resources Corp.	684,000	17,715,600
Southwestern Energy Co. (a)	1,800	58,140
Talisman Energy, Inc.	971,900	17,694,978
Ultra Petroleum Corp. (a)	308,800	17,771,440
XTO Energy, Inc.	346,900	14,299,218
		174,631,121
Oil & Gas Refining & Marketing - 3.2%
ERG Spa	3,400	84,105
Frontier Oil Corp.	3,000	168,000
Neste Oil Oyj	2,600	87,143
Sunoco, Inc.	101,600	6,968,744
Valero Energy Corp.	471,788	28,944,194
Western Refining, Inc.	5,800	103,820
		36,356,006
Oil & Gas Storage & Transport - 2.3%
El Paso Corp.	367,300	5,718,861
Kinder Morgan, Inc.	13,700	1,376,576
OMI Corp.	271,000	5,051,440
Overseas Shipholding Group, Inc.	81,500	4,185,025
Plains All American Pipeline LP	36,800	1,784,800
TransCanada Corp.	110,000	3,346,198
Williams Companies, Inc.	218,700	4,942,620
		26,405,520
TOTAL OIL, GAS & CONSUMABLE FUELS		517,996,304

	Shares	Value
PAPER & FOREST PRODUCTS - 1.5%
Forest Products - 1.3%
Canfor Corp. (a)	341	$ 3,948
Sino-Forest Corp. (a)	839,000	4,304,518
Weyerhaeuser Co.	163,500	10,457,460
		14,765,926
Paper Products - 0.2%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	60,100	3,074,115
TOTAL PAPER & FOREST PRODUCTS		17,840,041
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Plum Creek Timber Co., Inc.	47,300	1,690,975
ROAD & RAIL - 0.5%
Railroads - 0.5%
Burlington Northern Santa Fe Corp.	67,900	5,256,139
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
Renewable Energy Corp. AS	2,400	36,905
TOTAL COMMON STOCKS (Cost $981,710,544)		1,150,889,433
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 5.03% (b)	15,060,367	15,060,367
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	15,547,865	15,547,865
TOTAL MONEY MARKET FUNDS (Cost $30,608,232)		30,608,232
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,012,318,776)	1,181,497,665
NET OTHER ASSETS - (2.3)%	(26,503,702)
NET ASSETS - 100%	$ 1,154,993,963
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 237,509
Fidelity Securities Lending Cash Central Fund	44,255
Total	$ 281,764
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,016,905,138. Net unrealized appreciation aggregated $164,592,527, of which $194,773,141 related to appreciated investment securities and $30,180,614 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Networking and

Infrastructure Portfolio

May 31, 2006

1.802185.102

NET-QTLY-0106

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Asahi Glass Co. Ltd.	27,000	$ 360,986
COMMUNICATIONS EQUIPMENT - 38.9%
Communications Equipment - 38.9%
3Com Corp. (a)	115,600	521,356
ADC Telecommunications, Inc. (a)	40,428	724,470
ADVA AG Optical Networking (a)	80,000	884,886
Andrew Corp. (a)	41,400	418,968
AudioCodes Ltd. (a)	119,500	1,442,365
Bookham, Inc. (a)(d)	241,000	927,850
Ceragon Networks Ltd. (a)	296,300	1,362,980
CIENA Corp. (a)	882,028	3,695,697
CommScope, Inc. (a)	3,100	90,613
Comtech Group, Inc. (a)	32,300	507,756
Comverse Technology, Inc. (a)	91,200	2,053,824
Corning, Inc. (a)	362,800	8,797,901
ECI Telecom Ltd. (a)	64,200	617,604
F5 Networks, Inc. (a)	36,900	1,790,388
Finisar Corp. (a)	369,700	1,689,529
Foundry Networks, Inc. (a)	94,900	1,220,414
Foxconn International Holdings Ltd. (a)	40,000	107,243
Ixia (a)	16,400	169,084
Juniper Networks, Inc. (a)	161,209	2,568,059
Lucent Technologies, Inc. (a)	2,025,300	5,164,515
MRV Communications, Inc. (a)(d)	229,900	687,401
NETGEAR, Inc. (a)	30,700	718,687
Nortel Networks Corp. (a)	1,779,800	4,233,039
Oplink Communications, Inc. (a)	19,200	362,688
Optical Communication Products, Inc. (a)	36,100	74,005
Orckit Communications Ltd. (a)	29,900	377,637
Powerwave Technologies, Inc. (a)	89,100	872,289
Research In Motion Ltd. (a)	17,400	1,128,317
Riverstone Networks, Inc. (a)	94,100	84,690
Sandvine Corp. (e)	207,900	423,774
Sonus Networks, Inc. (a)	160,500	747,930
Stratex Networks, Inc. (a)	78,800	329,384
Symmetricom, Inc. (a)	101,500	735,875
Tekelec (a)	53,400	770,562
Terayon Communication Systems, Inc. (a)	55,900	94,471
Tut Systems, Inc. (a)	66,700	179,423
		46,575,674
COMPUTERS & PERIPHERALS - 15.7%
Computer Hardware - 1.6%
Concurrent Computer Corp. (a)	694,600	1,882,366
Computer Storage & Peripherals - 14.1%
ASUSTeK Computer, Inc.	4,356	10,211
EMC Corp. (a)	472,700	6,050,560
Emulex Corp. (a)	46,800	829,296
M-Systems Flash Disk Pioneers Ltd. (a)	20,000	669,000
McDATA Corp. Class A (a)	118,300	447,174

	Shares	Value
Network Appliance, Inc. (a)	167,200	$ 5,350,400
Novatel Wireless, Inc. (a)(d)	41,600	463,424
QLogic Corp. (a)	12,300	219,924
Quantum Corp. (a)	20,000	58,200
Read-Rite Corp. (a)	44,000	4
Synaptics, Inc. (a)	98,400	2,330,112
Xyratex Ltd. (a)	15,800	424,704
		16,853,009
TOTAL COMPUTERS & PERIPHERALS		18,735,375
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Energy Conversion Devices, Inc. (a)	13,400	532,650
ELECTRONIC EQUIPMENT & INSTRUMENTS - 10.7%
Electronic Equipment & Instruments - 7.2%
Agilent Technologies, Inc. (a)	177,100	6,179,019
AU Optronics Corp. sponsored ADR	25,400	368,808
Chi Mei Optoelectronics Corp.	81,000	95,063
Coherent, Inc. (a)	16,100	530,173
HannStar Display Corp.	341,000	62,618
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	15,000	281,550
Nippon Electric Glass Co. Ltd.	18,000	396,510
Orbotech Ltd. (a)	19,400	487,328
Sunpower Corp. Class A (d)	8,000	243,120
		8,644,189
Electronic Manufacturing Services - 3.5%
Benchmark Electronics, Inc. (a)	15,800	382,518
Hon Hai Precision Industry Co. Ltd. (Foxconn)	62,000	395,499
Jabil Circuit, Inc.	76,900	2,677,658
M-Flex Electronix, Inc. (a)	100	3,327
Smart Modular Tech WWH, Inc.	60,400	518,836
Solectron Corp. (a)	50,000	178,000
		4,155,838
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		12,800,027
HOUSEHOLD DURABLES - 0.5%
Consumer Electronics - 0.5%
Directed Electronics, Inc.	30,600	422,280
Thomson SA	12,500	237,115
		659,395
INDUSTRIAL CONGLOMERATES - 0.3%
Industrial Conglomerates - 0.3%
Orkla ASA (A Shares)	6,800	334,945
INTERNET SOFTWARE & SERVICES - 9.1%
Internet Software & Services - 9.1%
24/7 Real Media, Inc. (a)	40,000	334,000
aQuantive, Inc. (a)	14,200	352,018
Ariba, Inc. (a)	25,100	213,099
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Baidu.com, Inc. sponsored ADR	800	$ 62,256
Google, Inc. Class A (sub. vtg.) (a)	20,400	7,585,128
Marchex, Inc. Class B (a)	12,000	204,960
Openwave Systems, Inc. (a)	149,800	2,118,172
		10,869,633
IT SERVICES - 0.1%
IT Consulting & Other Services - 0.1%
Sapient Corp. (a)	21,700	116,095
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.8%
Semiconductor Equipment - 0.9%
EMCORE Corp. (a)	40,700	387,871
MEMC Electronic Materials, Inc. (a)	19,100	668,882
		1,056,753
Semiconductors - 18.9%
Advanced Analogic Technologies, Inc.	53,300	614,549
AMIS Holdings, Inc. (a)	23,000	225,630
ANADIGICS, Inc. (a)	43,700	373,198
Applied Micro Circuits Corp. (a)	254,100	747,054
Atheros Communications, Inc. (a)	14,500	320,305
ATI Technologies, Inc. (a)	13,600	224,383
Broadcom Corp. Class A (a)	194,950	6,591,260
Conexant Systems, Inc. (a)	388,600	1,138,598
Cree, Inc. (a)	2,700	69,255
Cypress Semiconductor Corp. (a)	13,300	201,894
Exar Corp. (a)	43,600	575,520
Ikanos Communications, Inc.	300	4,767
Marvell Technology Group Ltd. (a)	67,740	3,229,166
Maxim Integrated Products, Inc.	8,300	255,059
Microtune, Inc. (a)	134,600	861,440
Mindspeed Technologies, Inc. (a)(d)	340,833	978,191
MIPS Technologies, Inc. (a)	43,500	250,995
National Semiconductor Corp.	46,600	1,196,688
Netlogic Microsystems, Inc. (a)	36,700	1,198,622
O2Micro International Ltd. sponsored ADR (a)	61,900	537,292
Pericom Semiconductor Corp. (a)	4,100	35,670
Pixelplus Co. Ltd. sponsored ADR	77,100	239,781
Pixelworks, Inc. (a)	6,400	17,984
PMC-Sierra, Inc. (a)	400	3,856
PowerDsine Ltd. (a)	40,500	312,255
Saifun Semiconductors Ltd.	10,500	313,215
Sigma Designs, Inc. (a)	23,000	319,700
Silicon On Insulator Technologies SA (SOITEC) (a)	31,100	911,219

	Shares	Value
Trident Microsystems, Inc. (a)	28,100	$ 620,448
Vimicro International Corp. sponsored ADR	15,000	245,202
		22,613,196
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		23,669,949
SOFTWARE - 3.3%
Application Software - 1.3%
Cognos, Inc. (a)	2,400	73,534
Informatica Corp. (a)	26,800	376,808
Ulticom, Inc. (a)	119,100	1,081,428
		1,531,770
Home Entertainment Software - 0.1%
Ubisoft Entertainment SA (a)	2,300	117,975
Systems Software - 1.9%
Symantec Corp. (a)	105,400	1,644,240
Wind River Systems, Inc. (a)	71,900	679,455
		2,323,695
TOTAL SOFTWARE		3,973,440
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
InPhonic, Inc. (a)	200	1,440
Syniverse Holdings, Inc. (a)	29,600	482,480
WiderThan Co. Ltd. ADR	5,500	69,740
		553,660
TOTAL COMMON STOCKS (Cost $129,860,012)		119,181,829
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
CIENA Corp. 0.25% 5/1/13 (Cost $240,000)	$ 240,000	219,408
Money Market Funds - 2.1%
Shares
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c) (Cost $2,487,800)	2,487,800	2,487,800
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $132,587,812)	121,889,037
NET OTHER ASSETS - (1.9)%	(2,295,913)
NET ASSETS - 100%	$ 119,593,124
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $423,774 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,482
Fidelity Securities Lending Cash Central Fund	38,622
Total	$ 70,104
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $132,756,435. Net unrealized depreciation aggregated $10,867,398, of which $5,828,246 related to appreciated investment securities and $16,695,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Paper and Forest
Products Portfolio

May 31, 2006

1.802186.102

PAP-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Commercial Printing - 0.7%
Cenveo, Inc. (a)	7,700	$ 145,915
CONTAINERS & PACKAGING - 35.1%
Metal & Glass Containers - 2.5%
Ball Corp.	2,508	93,849
Owens-Illinois, Inc. (a)	13,100	222,700
Silgan Holdings, Inc.	6,200	231,818
		548,367
Paper Packaging - 32.6%
Bemis Co., Inc.	37,300	1,133,920
Packaging Corp. of America	59,200	1,260,960
Rock-Tenn Co. Class A	7,500	116,025
Sealed Air Corp.	15,100	778,707
Smurfit-Stone Container Corp. (a)	106,970	1,280,431
Sonoco Products Co.	38,100	1,207,008
Temple-Inland, Inc.	32,300	1,389,223
		7,166,274
TOTAL CONTAINERS & PACKAGING		7,714,641
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
Electronic Equipment & Instruments - 1.0%
Metrologic Instruments, Inc. (a)	14,100	211,923
HOUSEHOLD PRODUCTS - 7.3%
Household Products - 7.3%
Kimberly-Clark Corp.	23,200	1,407,544
Procter & Gamble Co.	3,600	195,300
		1,602,844
MACHINERY - 0.9%
Industrial Machinery - 0.9%
Heidelberger Druckmaschinen AG	2,700	122,989
Kadant, Inc. (a)	2,800	65,632
		188,621
MEDIA - 0.4%
Publishing - 0.4%
McGraw-Hill Companies, Inc.	1,700	87,720
PAPER & FOREST PRODUCTS - 31.0%
Forest Products - 15.0%
Canfor Corp. (a)	86,900	1,006,107
West Fraser Timber Co. Ltd.	22,200	748,904
Weyerhaeuser Co.	24,000	1,535,040
		3,290,051
Paper Products - 16.0%
Abitibi-Consolidated, Inc.	500	1,716
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	7,100	363,165
Bowater, Inc.	7,500	173,550

	Shares	Value
Buckeye Technologies, Inc. (a)	22,400	$ 174,944
Domtar, Inc.	100	655
Lee & Man Paper Manufacturing Ltd.	48,000	76,720
MeadWestvaco Corp.	37,500	1,027,500
Mercer International, Inc. (SBI) (a)	26,800	235,572
Neenah Paper, Inc.	1,800	55,224
Nine Dragons Paper (Holdings) Ltd.	12,000	9,977
P.H. Glatfelter Co.	22,300	389,804
Schweitzer-Mauduit International, Inc.	19,200	487,104
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	15,700	223,411
Wausau-Mosinee Paper Corp.	22,300	298,151
		3,517,493
TOTAL PAPER & FOREST PRODUCTS		6,807,544
REAL ESTATE INVESTMENT TRUSTS - 19.7%
Specialized REITs - 19.7%
Longview Fibre Co.	33,900	865,806
Plum Creek Timber Co., Inc.	39,200	1,401,400
Potlatch Corp.	26,679	1,004,998
Rayonier, Inc.	27,287	1,061,191
		4,333,395
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Real Estate Management & Development - 1.0%
Consolidated-Tomoka Land Co.	3,800	220,780
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
Textiles - 1.1%
Xerium Technologies, Inc.	25,400	248,666
TOTAL COMMON STOCKS (Cost $23,504,253)		21,562,049
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 5.03% (b) (Cost $585,205)	585,205	585,205
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $24,089,458)	22,147,254
NET OTHER ASSETS - (0.9)%	(187,779)
NET ASSETS - 100%	$ 21,959,475
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,161
Fidelity Securities Lending Cash Central Fund	296
Total	$ 6,457
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $24,293,399. Net unrealized depreciation aggregated $2,146,145, of which $373,194 related to appreciated investment securities and $2,519,339 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

May 31, 2006

1.802187.102

PHR-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
BIOTECHNOLOGY - 6.8%
Biotechnology - 6.8%
Acadia Pharmaceuticals, Inc. (a)(d)	111,900	$ 1,159,284
Acambis PLC (a)	27,600	88,775
AEterna Zentaris, Inc. (sub. vtg.) (a)	93,400	631,007
Alizyme PLC (a)	57,400	146,252
Alnylam Pharmaceuticals, Inc. (a)	26,000	384,540
Altus Pharmaceuticals, Inc.	17,300	324,894
Amylin Pharmaceuticals, Inc. (a)	6,060	275,427
Arena Pharmaceuticals, Inc. (a)	1,100	15,004
Basilea Pharmaceutica AG (a)	1,200	170,197
Biogen Idec, Inc. (a)	5,500	256,465
BioMarin Pharmaceutical, Inc. (a)	3,400	44,166
BioSphere Medical, Inc. (a)	125,400	708,510
Cephalon, Inc. (a)	8,200	489,704
Critical Therapeutics, Inc. (a)(d)	5,000	23,500
CSL Ltd.	16,965	657,239
DUSA Pharmaceuticals, Inc. (a)	16,500	97,680
Genentech, Inc. (a)	3,100	257,176
Genmab AS (a)	24,700	791,667
Human Genome Sciences, Inc. (a)	37,300	408,808
MannKind Corp. (a)(d)	90,000	1,713,600
Myogen, Inc. (a)	13,000	404,950
Neopharm, Inc. (a)	36,300	204,369
Neurocrine Biosciences, Inc. (a)	6,900	135,999
QLT, Inc. (a)	2,690	19,409
Renovis, Inc. (a)	28,500	464,550
Seattle Genetics, Inc. (a)	48,100	199,615
Senomyx, Inc. (a)	9,000	143,730
Tanox, Inc. (a)	7,500	107,175
Tercica, Inc. (a)(d)	114,100	583,051
Theratechnologies, Inc. (a)	400,000	573,893
Theravance, Inc. (a)	2,900	69,368
		11,550,004
CHEMICALS - 1.2%
Diversified Chemicals - 0.1%
Akzo Nobel NV sponsored ADR	3,000	161,790
Fertilizers & Agricultural Chemicals - 0.9%
Bodisen Biotech, Inc. (a)(d)	20,200	231,088
Monsanto Co.	15,371	1,293,623
		1,524,711
Specialty Chemicals - 0.2%
Novozymes AS Series B	4,000	285,970
TOTAL CHEMICALS		1,972,471
FOOD PRODUCTS - 0.1%
Packaged Foods & Meats - 0.1%
Koninklijke Numico NV	3,100	137,674

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 6.2%
Health Care Equipment - 3.6%
Adeza Biomedical Corp. (a)	3,000	$ 39,390
BioLase Technology, Inc.	23,600	175,584
Elekta AB (B Shares)	8,600	136,856
Encore Medical Corp. (a)	2,600	12,948
HealthTronics, Inc. (a)	83,700	617,706
Imaging Dynamics Co. Ltd. (a)	388,900	1,589,149
NeuroMetrix, Inc. (a)	9,600	279,744
Nobel Biocare Holding AG (Switzerland)	2,618	635,510
NuVasive, Inc. (a)	3,800	62,434
Optos PLC	117,000	477,522
Restore Medical, Inc.	200,000	1,532,000
Stereotaxis, Inc. (a)	35,300	346,293
Straumann Holding AG	1,000	260,188
		6,165,324
Health Care Supplies - 2.6%
Cooper Companies, Inc.	200	9,470
Gen-Probe, Inc. (a)	4,300	232,200
Inverness Medical Innovations, Inc. (a)	136,400	3,935,140
Inverness Medical Innovations, Inc. (a)(f)	2,497	64,835
OraSure Technologies, Inc. (a)	13,000	113,490
		4,355,135
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		10,520,459
HEALTH CARE PROVIDERS & SERVICES - 10.5%
Health Care Distributors & Services - 5.0%
AmerisourceBergen Corp.	38,400	1,673,856
Cardinal Health, Inc.	56,462	3,777,872
Futuremed Healthcare Income Fund	16,000	189,457
McKesson Corp.	56,730	2,808,135
		8,449,320
Health Care Facilities - 2.9%
Apollo Hospitals Enterprise Ltd.	11,490	102,716
Brookdale Senior Living, Inc.	50,700	2,507,115
Bumrungrad Hospital PCL (For. Reg.)	101,100	85,684
HealthSouth Corp. (a)	28,700	124,271
LCA-Vision, Inc.	5,900	320,606
NovaMed Eyecare, Inc. (a)	82,500	587,400
Odyssey Healthcare, Inc. (a)	6,000	97,860
U.S. Physical Therapy, Inc. (a)	75,000	1,127,250
		4,952,902
Health Care Services - 2.0%
DaVita, Inc. (a)	20,400	1,080,384
Diagnosticos Da America SA (a)	6,000	117,197
Health Grades, Inc. (a)	20,300	90,800
HealthExtras, Inc. (a)	5,000	150,200
Healthways, Inc. (a)	22,700	1,206,278
HMS Holdings Corp. (a)	22,100	213,044
I-trax, Inc. (a)	10,000	31,900
LHC Group, Inc.	100	1,849
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Medco Health Solutions, Inc. (a)	2,400	$ 129,360
QMed, Inc. (a)	10,000	53,600
ResCare, Inc. (a)	13,000	258,050
		3,332,662
Managed Health Care - 0.6%
Humana, Inc. (a)	18,600	941,718
TOTAL HEALTH CARE PROVIDERS & SERVICES		17,676,602
HEALTH CARE TECHNOLOGY - 1.7%
Healthcare Technology - 1.7%
Emdeon Corp. (a)	12,948	150,326
Systems Xcellence, Inc. (a)	680,500	2,731,269
		2,881,595
INTERNET & CATALOG RETAIL - 3.3%
Internet Retail - 3.3%
NutriSystem, Inc. (a)(d)	82,400	5,596,608
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Science Tools & Services - 0.1%
Applera Corp. - Celera Genomics Group (a)	1,000	11,200
Exelixis, Inc. (a)	12,300	133,455
		144,655
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Herbalife Ltd. (a)	15,900	624,075
PHARMACEUTICALS - 69.5%
Pharmaceuticals - 69.5%
Adams Respiratory Therapeutics, Inc.	5,800	268,424
Adolor Corp. (a)	1,000	23,370
Allergan, Inc.	32,650	3,095,873
Altana AG	5,970	353,358
Altana AG sponsored ADR	8,600	512,904
Astellas Pharma, Inc.	119,700	4,735,464
AstraZeneca PLC sponsored ADR	129,830	6,873,200
AVANIR Pharmaceuticals Class A (a)	250	2,448
Barr Pharmaceuticals, Inc. (a)	22,250	1,172,575
Barrier Therapeutics, Inc. (a)(d)	115,100	681,392
Biovail Corp.	23,910	589,255
Bristol-Myers Squibb Co.	82,000	2,013,100
Chugai Pharmaceutical Co. Ltd.	15,900	345,962
Cipla Ltd. GDR (a)(e)	120,000	593,531
Collagenex Pharmaceuticals, Inc. (a)	23,000	286,120

	Shares	Value
Cypress Bioscience, Inc. (a)	25,000	$ 172,250
Daiichi Sankyo Co. Ltd.	44,400	1,221,575
Eisai Co. Ltd.	18,600	851,229
Elan Corp. PLC sponsored ADR (a)	75,000	1,410,750
Eli Lilly & Co.	25,200	1,301,328
Endo Pharmaceuticals Holdings, Inc. (a)	30,700	900,738
First Horizon Pharmaceutical Corp. (a)	57,000	1,203,270
Forest Laboratories, Inc. (a)	65,620	2,459,438
GlaxoSmithKline PLC sponsored ADR	52,700	2,914,310
H. Lundbeck AS (d)	26,280	578,099
Hi-Tech Pharmacal Co., Inc. (a)	4,650	92,163
Ipsen SA	4,200	177,644
Johnson & Johnson	139,300	8,388,646
King Pharmaceuticals, Inc. (a)	300	5,334
Kos Pharmaceuticals, Inc. (a)	4,000	171,640
Mayne Pharma Ltd. (a)	241,100	486,065
Medicines Co. (a)	36,700	678,950
Medicis Pharmaceutical Corp. Class A	9,800	292,236
Merck & Co., Inc.	334,100	11,122,188
Merck KGaA	4,020	412,710
MGI Pharma, Inc. (a)	15,700	282,757
Mylan Laboratories, Inc.	11,547	241,448
New River Pharmaceuticals, Inc. (a)	68,800	2,029,600
Novartis AG sponsored ADR	183,840	10,199,443
Novo Nordisk AS:
Series B	17,650	1,091,978
Series B sponsored ADR	26,400	1,640,760
Penwest Pharmaceuticals Co. (a)(d)	53,200	1,028,888
Perrigo Co.	170	2,859
Pfizer, Inc.	435,400	10,301,564
Pliva D.D. GDR	30,000	629,100
Recordati Spa	26,800	216,299
Roche Holding AG (participation certificate)	29,731	4,629,188
Sanofi-Aventis	100	9,454
Sanofi-Aventis sponsored ADR (d)	74,156	3,505,354
Schering AG	20,400	2,228,700
Schering-Plough Corp.	102,490	1,953,459
Shionogi & Co. Ltd.	66,000	1,201,668
Sinclair Pharma PLC (a)	60,000	127,911
Strides Arcolab Ltd.	20,000	115,754
Takeda Pharamaceutical Co. Ltd.	77,800	5,078,459
Teva Pharmaceutical Industries Ltd. sponsored ADR	145,301	5,290,409
Valeant Pharmaceuticals International	15,100	259,720
Watson Pharmaceuticals, Inc. (a)	100	2,533
Wyeth	190,820	8,728,107
		117,182,951
TOTAL COMMON STOCKS (Cost $162,019,888)		168,287,094
Money Market Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 5.03% (b)	828,158	$ 828,158
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	10,948,225	10,948,225
TOTAL MONEY MARKET FUNDS (Cost $11,776,383)		11,776,383
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $173,796,271)	180,063,477
NET OTHER ASSETS - (6.8)%	(11,421,872)
NET ASSETS - 100%	$ 168,641,605
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $593,531 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $64,835 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	2/8/06	$ 60,952
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,174
Fidelity Securities Lending Cash Central Fund	46,061
Total	$ 60,235
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $174,379,941. Net unrealized appreciation aggregated $5,683,536, of which $14,780,195 related to appreciated investment securities and $9,096,659 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

May 31, 2006

1.802178.102

PRC-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
Ameriprise Financial, Inc.	7,400	$ 338,698
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Multi-Sector Holdings - 0.3%
Leucadia National Corp.	10,500	672,420
HEALTH CARE PROVIDERS & SERVICES - 3.8%
Managed Health Care - 3.8%
Aetna, Inc.	12,600	484,596
Health Net, Inc. (a)	7,500	322,650
UnitedHealth Group, Inc.	145,000	6,374,200
		7,181,446
INSURANCE - 93.1%
Insurance Brokers - 4.5%
Aon Corp.	47,700	1,700,505
Brown & Brown, Inc.	13,600	414,392
Hilb Rogal & Hobbs Co.	10,000	389,100
Marsh & McLennan Companies, Inc.	40,800	1,143,624
National Financial Partners Corp.	19,300	865,605
USI Holdings Corp. (a)	95,200	1,311,856
Willis Group Holdings Ltd.	76,100	2,644,475
		8,469,557
Life & Health Insurance - 20.7%
AFLAC, Inc.	192,500	9,009,000
American Equity Investment Life Holding Co.	20,200	263,610
Lincoln National Corp.	105,229	5,911,765
Manulife Financial Corp.	81,822	2,693,346
MetLife, Inc.	201,600	10,376,352
Protective Life Corp.	13,600	602,752
Prudential Financial, Inc.	112,700	8,582,105
Shin Kong Financial Holding Co. Ltd.	378,000	386,272
StanCorp Financial Group, Inc.	20,500	1,000,810
Universal American Financial Corp. (a)	27,300	381,927
		39,207,939
Multi-Line Insurance - 19.7%
American Financial Group, Inc., Ohio	28,200	1,188,912
American International Group, Inc.	291,700	17,735,357
Assurant, Inc.	36,800	1,798,784
Genworth Financial, Inc. Class A (non-vtg.)	108,100	3,620,269
Hartford Financial Services Group, Inc.	128,000	11,256,320
HCC Insurance Holdings, Inc.	50,000	1,534,500
		37,134,142
Property & Casualty Insurance - 34.7%
ACE Ltd.	230,149	11,914,814
Admiral Group PLC	61,500	724,551
Alleghany Corp.	1,572	443,776

	Shares	Value
Allstate Corp.	135,200	$ 7,437,352
AMBAC Financial Group, Inc.	19,750	1,582,963
Aspen Insurance Holdings Ltd.	163,600	3,545,212
Axis Capital Holdings Ltd.	73,800	1,933,560
Berkshire Hathaway, Inc. Class A (a)	9	830,610
Catlin Group Ltd.	155,100	1,218,188
Fidelity National Financial, Inc.	26,984	1,119,566
Fidelity National Title Group, Inc. Class A (d)	30,302	661,796
Markel Corp. (a)	3,100	1,047,025
MBIA, Inc.	57,200	3,267,836
Navigators Group, Inc. (a)	21,100	869,742
Old Republic International Corp.	82,325	1,759,285
Philadelphia Consolidated Holdings Corp. (a)	19,200	636,480
RLI Corp.	20,300	960,190
Specialty Underwriters' Alliance, Inc. (a)	83,500	565,295
The Chubb Corp.	92,958	4,697,168
The St. Paul Travelers Companies, Inc.	238,291	10,489,570
United America Indemnity Ltd. Class A (a)	48,500	1,102,405
W.R. Berkley Corp.	151,743	5,215,407
XL Capital Ltd. Class A	54,900	3,474,072
		65,496,863
Reinsurance - 13.5%
Arch Capital Group Ltd. (a)	18,000	1,033,200
Benfield Group PLC	55,700	376,545
Endurance Specialty Holdings Ltd.	198,200	6,055,010
Everest Re Group Ltd.	38,800	3,466,780
IPC Holdings Ltd.	20,700	504,666
Max Re Capital Ltd.	36,600	878,400
Montpelier Re Holdings Ltd.	24,500	381,710
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	8,100	1,097,872
PartnerRe Ltd.	44,500	2,733,190
Platinum Underwriters Holdings Ltd.	148,825	4,009,346
RAM Holdings Ltd.	23,000	296,700
Reinsurance Group of America, Inc.	32,500	1,542,125
Scottish Re Group Ltd.	101,500	1,971,130
Swiss Reinsurance Co. (Reg.)	13,909	977,803
Transatlantic Holdings, Inc.	4,862	279,565
		25,604,042
TOTAL INSURANCE		175,912,543
THRIFTS & MORTGAGE FINANCE - 2.3%
Thrifts & Mortgage Finance - 2.3%
MGIC Investment Corp.	30,500	2,009,035
Radian Group, Inc.	20,400	1,246,848
The PMI Group, Inc.	23,000	1,046,500
		4,302,383
TOTAL COMMON STOCKS (Cost $147,768,695)		188,407,490
Money Market Funds - 0.4%
	Shares	Value
Fidelity Cash Central Fund, 5.03% (b)	93,018	$ 93,018
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	640,700	640,700
TOTAL MONEY MARKET FUNDS (Cost $733,718)		733,718
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $148,502,413)	189,141,208
NET OTHER ASSETS - (0.1)%	(167,494)
NET ASSETS - 100%	$ 188,973,714
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,788
Fidelity Securities Lending Cash Central Fund	2,140
Total	$ 8,928
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $149,160,055. Net unrealized appreciation aggregated $39,981,153, of which $44,505,078 related to appreciated investment securities and $4,523,925 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

May 31, 2006

1.802188.102

RET-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	7,400	$ 197,950
FOOD & STAPLES RETAILING - 15.1%
Drug Retail - 5.9%
CVS Corp.	78,500	2,190,150
Rite Aid Corp. (a)	30,000	141,000
Walgreen Co.	31,000	1,258,600
		3,589,750
Food Retail - 1.3%
Safeway, Inc.	11,000	259,380
Whole Foods Market, Inc.	5,000	325,000
Wild Oats Markets, Inc. (a)	10,000	159,500
		743,880
Hypermarkets & Super Centers - 7.9%
BJ's Wholesale Club, Inc. (a)	5,700	168,150
Costco Wholesale Corp.	17,300	915,689
Wal-Mart de Mexico SA de CV Series V	123,911	324,054
Wal-Mart Stores, Inc.	70,000	3,391,500
		4,799,393
TOTAL FOOD & STAPLES RETAILING		9,133,023
HOTELS, RESTAURANTS & LEISURE - 9.0%
Restaurants - 9.0%
Buffalo Wild Wings, Inc. (a)	5,000	196,300
Burger King Holdings, Inc.	8,800	164,560
Cosi, Inc. (a)	41,700	339,021
Domino's Pizza, Inc.	3,600	85,248
McDonald's Corp.	55,000	1,824,350
OSI Restaurant Partners, Inc.	4,500	165,060
Panera Bread Co. Class A (a)	4,600	297,896
Red Robin Gourmet Burgers, Inc. (a)	8,000	335,600
Starbucks Corp. (a)(d)	30,000	1,069,500
Wendy's International, Inc.	15,000	904,200
Yum! Brands, Inc.	800	40,320
		5,422,055
INTERNET & CATALOG RETAIL - 2.6%
Catalog Retail - 2.0%
Coldwater Creek, Inc. (a)	46,500	1,195,050
Internet Retail - 0.6%
Amazon.com, Inc. (a)	1,100	38,071
Blue Nile, Inc. (a)(d)	11,700	349,830
		387,901
TOTAL INTERNET & CATALOG RETAIL		1,582,951

	Shares	Value
INTERNET SOFTWARE & SERVICES - 4.1%
Internet Software & Services - 4.1%
eBay, Inc. (a)	76,000	$ 2,493,560
MULTILINE RETAIL - 23.9%
Department Stores - 18.1%
Federated Department Stores, Inc.	57,000	4,151,310
JCPenney Co., Inc.	27,000	1,640,520
KarstadtQuelle AG (a)(d)	16,000	445,211
Kohl's Corp. (a)	22,000	1,181,180
Nordstrom, Inc.	36,000	1,325,880
Saks, Inc.	44,500	714,225
Sears Holdings Corp. (a)	9,864	1,498,046
		10,956,372
General Merchandise Stores - 5.8%
Family Dollar Stores, Inc.	9,000	224,820
Target Corp.	67,500	3,302,100
		3,526,920
TOTAL MULTILINE RETAIL		14,483,292
SPECIALTY RETAIL - 38.2%
Apparel Retail - 19.7%
Abercrombie & Fitch Co. Class A	13,000	752,050
Aeropostale, Inc. (a)	19,000	470,060
American Eagle Outfitters, Inc.	5,000	163,250
AnnTaylor Stores Corp. (a)	8,000	307,680
Casual Male Retail Group, Inc. (a)	70,000	682,500
Charlotte Russe Holding, Inc. (a)	42,000	891,660
Chico's FAS, Inc. (a)	16,000	479,520
Christopher & Banks Corp.	12,000	323,280
Eddie Bauer Holdings, Inc. (a)	10,000	150,000
Gymboree Corp. (a)	56,000	1,981,840
Hot Topic, Inc. (a)	16,100	222,824
Limited Brands, Inc.	38,000	1,032,080
Pacific Sunwear of California, Inc. (a)	6,000	131,700
Ross Stores, Inc.	13,400	378,550
The Children's Place Retail Stores, Inc. (a)	4,000	232,680
The Men's Wearhouse, Inc.	5,000	169,350
TJX Companies, Inc.	48,000	1,138,080
Too, Inc. (a)	33,500	1,373,500
Urban Outfitters, Inc. (a)	16,000	297,120
Wet Seal, Inc. Class A (a)(d)	22,000	100,100
Zumiez, Inc.	20,300	681,877
		11,959,701
Automotive Retail - 1.0%
Asbury Automotive Group, Inc. (a)	5,000	104,300
AutoZone, Inc. (a)	5,600	508,088
		612,388
Computer & Electronics Retail - 6.8%
Best Buy Co., Inc. (d)	38,500	2,040,500
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Computer & Electronics Retail - continued
Circuit City Stores, Inc.	48,000	$ 1,442,400
Gamestop Corp. Class A (a)	14,563	625,335
		4,108,235
Home Improvement Retail - 4.0%
Home Depot, Inc.	32,500	1,238,900
Lowe's Companies, Inc. (d)	18,500	1,152,180
		2,391,080
Homefurnishing Retail - 0.1%
Pier 1 Imports, Inc.	10,000	84,900
Specialty Stores - 6.6%
Office Depot, Inc. (a)	44,000	1,829,080
OfficeMax, Inc.	11,000	454,630
Staples, Inc.	52,500	1,233,225
Tiffany & Co., Inc.	14,000	478,660
		3,995,595
TOTAL SPECIALTY RETAIL		23,151,899
TEXTILES, APPAREL & LUXURY GOODS - 6.5%
Apparel, Accessories & Luxury Goods - 3.0%
Carter's, Inc. (a)	8,500	496,740
Coach, Inc. (a)	16,000	465,280
Liz Claiborne, Inc.	3,000	116,010
Polo Ralph Lauren Corp. Class A	12,400	700,600
Volcom, Inc.	1,800	57,726
		1,836,356
Footwear - 3.5%
Deckers Outdoor Corp. (a)(d)	55,000	1,950,300
Iconix Brand Group, Inc. (a)	10,000	159,700
		2,110,000
TOTAL TEXTILES, APPAREL & LUXURY GOODS		3,946,356
TOTAL COMMON STOCKS (Cost $48,865,949)		60,411,086
Money Market Funds - 11.2%
	Shares	Value
Fidelity Cash Central Fund, 5.03% (b)	15,077	$ 15,077
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	6,762,325	6,762,325
TOTAL MONEY MARKET FUNDS (Cost $6,777,402)		6,777,402
TOTAL INVESTMENT PORTFOLIO - 110.9% (Cost $55,643,351)	67,188,488
NET OTHER ASSETS - (10.9)%	(6,618,982)
NET ASSETS - 100%	$ 60,569,506
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,453
Fidelity Securities Lending Cash Central Fund	23,708
Total	$ 30,161
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $55,927,407. Net unrealized appreciation aggregated $11,261,081, of which $12,897,501 related to appreciated investment securities and $1,636,420 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Home Finance Portfolio

May 31, 2006

1.802175.102

SAV-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
COMMERCIAL BANKS - 18.4%
Diversified Banks - 2.5%
Wells Fargo & Co.	111,000	$ 7,367,070
Regional Banks - 15.9%
Center Financial Corp., California	29,788	694,954
Colonial Bancgroup, Inc.	310,600	8,280,596
East West Bancorp, Inc.	25,600	1,022,720
EuroBancshares, Inc. (a)	43,200	426,384
Nara Bancorp, Inc.	27,200	527,680
North Fork Bancorp, Inc., New York	385,659	11,365,371
PNC Financial Services Group, Inc.	170,800	11,769,828
TCF Financial Corp.	104,600	2,792,820
TD Banknorth, Inc.	283,675	8,124,452
UCBH Holdings, Inc.	59,144	1,045,666
		46,050,471
TOTAL COMMERCIAL BANKS		53,417,541
DIVERSIFIED FINANCIAL SERVICES - 4.5%
Other Diversifed Financial Services - 4.5%
JPMorgan Chase & Co.	305,600	13,030,784
INSURANCE - 13.3%
Multi-Line Insurance - 2.9%
Genworth Financial, Inc. Class A (non-vtg.)	248,135	8,310,041
Property & Casualty Insurance - 10.4%
Fidelity National Financial, Inc.	256,266	10,632,476
First American Corp., California	195,100	8,188,347
Old Republic International Corp.	533,275	11,396,087
		30,216,910
TOTAL INSURANCE		38,526,951
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Homestore, Inc. (a)	71,659	427,088
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Mortgage REITs - 0.7%
CapitalSource, Inc.	80,613	1,890,375
Origen Financial, Inc.	44,400	276,168
		2,166,543
Office REITs - 0.6%
American Financial Realty Trust (SBI)	179,100	1,773,090
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,939,633
THRIFTS & MORTGAGE FINANCE - 56.3%
Thrifts & Mortgage Finance - 56.3%
Astoria Financial Corp.	180,600	5,464,956
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	46,400	682,080

	Shares	Value
Capitol Federal Financial	83,400	$ 2,716,338
Clayton Holdings, Inc.	69,774	980,325
Countrywide Financial Corp.	529,300	20,261,603
Dime Community Bancshares, Inc.	30,500	431,270
Doral Financial Corp. (d)	250,892	1,891,726
Downey Financial Corp.	4,300	292,830
Fannie Mae	339,700	16,900,075
FirstFed Financial Corp., Delaware (a)	9,700	561,048
Freddie Mac	255,400	15,334,216
Golden West Financial Corp., Delaware	211,000	15,424,100
Independence Community Bank Corp.	179,582	7,538,852
IndyMac Bancorp, Inc.	600	27,540
MGIC Investment Corp. (d)	177,200	11,672,164
New York Community Bancorp, Inc.	454,337	7,569,254
People's Bank, Connecticut	212,800	7,005,376
Radian Group, Inc.	212,400	12,981,888
Sovereign Bancorp, Inc.	550,699	12,280,588
The PMI Group, Inc.	111,657	5,080,394
Triad Guaranty, Inc. (a)	16,400	887,732
Washington Federal, Inc.	170,462	3,910,398
Washington Mutual, Inc. (d)	192,700	8,846,857
Webster Financial Corp.	97,900	4,747,171
		163,488,781
TOTAL COMMON STOCKS (Cost $205,943,631)		272,830,778
Money Market Funds - 12.3%

Fidelity Cash Central Fund, 5.03% (b)	14,746,402	14,746,402
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	21,022,750	21,022,750
TOTAL MONEY MARKET FUNDS (Cost $35,769,152)		35,769,152
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $241,712,783)	308,599,930
NET OTHER ASSETS - (6.2)%	(18,104,255)
NET ASSETS - 100%	$ 290,495,675
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 112,880
Fidelity Securities Lending Cash Central Fund	7,333
Total	$ 120,213
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $244,051,717. Net unrealized appreciation aggregated $64,548,213, of which $73,001,643 related to appreciated investment securities and $8,453,430 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

May 31, 2006

1.802189.102

SOF-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CAPITAL MARKETS - 1.3%
Asset Management & Custody Banks - 1.3%
Aberdeen Asset Management PLC	2,225,000	$ 6,865,421
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Human Resource & Employment Services - 1.1%
Taleo Corp. Class A	465,641	5,541,128
COMMUNICATIONS EQUIPMENT - 0.9%
Communications Equipment - 0.9%
Comverse Technology, Inc. (a)	200,000	4,504,000
COMPUTERS & PERIPHERALS - 4.8%
Computer Hardware - 1.8%
Acer, Inc.	253,000	410,524
Cray, Inc. (a)	927,090	1,724,387
International Business Machines Corp.	1,000	79,900
Sun Microsystems, Inc. (a)	1,553,700	7,240,242
		9,455,053
Computer Storage & Peripherals - 3.0%
ActivIdentity Corp. (a)	1,929,700	8,201,225
Rackable Systems, Inc.	97,400	3,692,434
Xyratex Ltd. (a)	145,000	3,897,600
		15,791,259
TOTAL COMPUTERS & PERIPHERALS		25,246,312
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
Electronic Equipment & Instruments - 0.4%
National Instruments Corp.	83,900	2,350,039
Technology Distributors - 0.7%
CDW Corp.	60,900	3,406,137
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		5,756,176
HEALTH CARE TECHNOLOGY - 0.9%
Healthcare Technology - 0.9%
IMS Health, Inc.	175,200	4,726,896
INTERNET & CATALOG RETAIL - 0.5%
Internet Retail - 0.5%
Expedia, Inc. (a)	195,100	2,772,371
INTERNET SOFTWARE & SERVICES - 18.5%
Internet Software & Services - 18.5%
Google, Inc. Class A (sub. vtg.) (a)	150,800	56,070,456
Interwoven, Inc. (a)	111,200	1,020,816
Supportsoft, Inc. (a)	120,187	468,729
Traffic.com, Inc.	153,600	755,712
VeriSign, Inc. (a)	195,500	4,388,975
Vitria Technology, Inc. (a)(e)	2,091,663	5,626,573
Yahoo!, Inc. (a)	918,700	29,021,733
		97,352,994

	Shares	Value
IT SERVICES - 10.3%
Data Processing & Outsourced Services - 6.5%
Affiliated Computer Services, Inc. Class A (a)	337,800	$ 16,862,976
First Data Corp.	130,000	5,994,300
The BISYS Group, Inc. (a)	607,000	8,953,250
VeriFone Holdings, Inc. (a)	75,000	2,373,000
		34,183,526
IT Consulting & Other Services - 3.8%
HCL Technologies Ltd.	207,287	2,257,080
Infosys Technologies Ltd. sponsored ADR	144,900	10,229,940
Kanbay International, Inc. (a)	520,611	7,200,050
		19,687,070
TOTAL IT SERVICES		53,870,596
SOFTWARE - 54.4%
Application Software - 17.2%
Altiris, Inc. (a)	8,900	155,305
Ansys, Inc. (a)	90,000	4,539,600
Autodesk, Inc. (a)	50,000	1,819,500
BEA Systems, Inc. (a)	1,507,600	20,443,056
FileNET Corp. (a)	822,886	21,436,180
Hyperion Solutions Corp. (a)	204,200	5,862,582
Informatica Corp. (a)	539,600	7,586,776
Mercury Interactive Corp. (a)	95,000	3,363,000
NAVTEQ Corp. (a)	87,300	3,644,775
Ninetowns Digital World Trade Ltd. sponsored ADR (a)	380,300	1,935,727
Parametric Technology Corp. (a)	515,000	6,870,100
Quest Software, Inc. (a)	500,000	6,940,000
SAP AG sponsored ADR	4,200	221,046
SPSS, Inc. (a)	1,400	51,800
TIBCO Software, Inc. (a)	600,000	4,602,000
Verint Systems, Inc. (a)	28,010	909,205
		90,380,652
Home Entertainment Software - 8.0%
Electronic Arts, Inc. (a)	300,000	12,621,000
Nintendo Co. Ltd.	155,200	26,317,771
The9 Ltd. sponsored ADR (a)	35,000	976,150
Ubisoft Entertainment SA (a)(d)	40,000	2,051,745
		41,966,666
Systems Software - 29.2%
Check Point Software Technologies Ltd. (a)	253,200	4,891,824
Microsoft Corp.	1,464,600	33,173,190
Moldflow Corp. (a)	44,100	572,859
Oracle Corp. (a)	1,837,900	26,134,938
Protect Data AB	180,000	2,789,713
Symantec Corp. (a)	4,413,471	68,850,150
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Utimaco Safeware AG (a)	670,000	$ 8,338,356
WatchGuard Technologies, Inc. (a)(e)	1,866,312	8,920,971
		153,672,001
TOTAL SOFTWARE		286,019,319
SPECIALTY RETAIL - 2.1%
Computer & Electronics Retail - 2.1%
Circuit City Stores, Inc.	212,800	6,394,640
RadioShack Corp.	271,700	4,569,994
		10,964,634
TOTAL COMMON STOCKS (Cost $541,367,386)		503,619,847
Money Market Funds - 8.7%
	Shares	Value
Fidelity Cash Central Fund, 5.03% (b)	21,474,566	$ 21,474,566
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	24,276,010	24,276,010
TOTAL MONEY MARKET FUNDS (Cost $45,750,576)		45,750,576
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $587,117,962)	549,370,423
NET OTHER ASSETS - (4.6)%	(24,077,055)
NET ASSETS - 100%	$ 525,293,368
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 135,935
Fidelity Securities Lending Cash Central Fund	2,114
Total	$ 138,049
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $593,620,957. Net unrealized depreciation aggregated $44,250,534, of which $47,817,530 related to appreciated investment securities and $92,068,064 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

May 31, 2006

1.802190.102

TEC-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AUTO COMPONENTS - 0.4%
Auto Parts & Equipment - 0.4%
IMPCO Technologies, Inc. (a)	700,000	$ 7,483,000
COMMUNICATIONS EQUIPMENT - 11.9%
Communications Equipment - 11.9%
Alcatel SA sponsored ADR (a)	500,000	6,635,000
Arris Group, Inc. (a)	200,000	2,404,000
Cisco Systems, Inc. (a)	1,800,000	35,424,000
Comverse Technology, Inc. (a)	900,000	20,268,000
Corning, Inc. (a)	200,000	4,850,000
CSR PLC (a)	500,000	13,539,162
F5 Networks, Inc. (a)	100,000	4,852,000
ITF Optical Technologies, Inc. Series A (a)(f)	65,118	1
Juniper Networks, Inc. (a)	1,150,000	18,319,500
Lucent Technologies, Inc. (a)	3,800,000	9,690,000
Motorola, Inc.	2,500,000	52,725,000
Nortel Networks Corp. (a)	3,500,000	8,324,327
QUALCOMM, Inc.	250,000	11,302,500
Research In Motion Ltd. (a)	150,000	9,726,872
Sandvine Corp. (e)	2,000,000	4,076,709
Tellabs, Inc. (a)	100,000	1,430,000
		203,567,071
COMPUTERS & PERIPHERALS - 12.5%
Computer Hardware - 9.1%
Apple Computer, Inc. (a)	800,000	47,816,000
Dell, Inc. (a)	3,750,000	95,175,000
NCR Corp. (a)	100,000	3,908,000
Sun Microsystems, Inc. (a)	2,200,000	10,252,000
		157,151,000
Computer Storage & Peripherals - 3.4%
EMC Corp. (a)	2,750,000	35,200,000
Network Appliance, Inc. (a)	250,000	8,000,000
Seagate Technology	500,000	11,675,000
TPV Technology Ltd.	3,000,000	2,938,883
		57,813,883
TOTAL COMPUTERS & PERIPHERALS		214,964,883
DIVERSIFIED CONSUMER SERVICES - 0.6%
Education Services - 0.6%
Apollo Group, Inc. Class A (a)	200,000	10,462,000
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Specialized Finance - 0.2%
NETeller PLC (a)	311,600	3,659,404
ELECTRICAL EQUIPMENT - 4.0%
Electrical Components & Equipment - 4.0%
Energy Conversion Devices, Inc. (a)	175,000	6,956,250
Evergreen Solar, Inc. (a)(d)	2,000,000	22,300,000
Hoku Scientific, Inc. (d)	49,200	218,448
Q-Cells AG	40,000	3,101,714

	Shares	Value
SolarWorld AG (d)	100,000	$ 27,812,890
Suntech Power Holdings Co. Ltd. sponsored ADR	275,000	7,749,500
		68,138,802
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.1%
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. Class A	175,000	9,721,250
Motech Industries, Inc.	600,000	15,458,293
		25,179,543
Electronic Manufacturing Services - 2.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,999,971	38,273,953
Jabil Circuit, Inc.	100,000	3,482,000
		41,755,953
Technology Distributors - 2.2%
Arrow Electronics, Inc. (a)	525,000	17,062,500
Avnet, Inc. (a)	500,000	11,040,000
CDW Corp.	175,000	9,787,750
		37,890,250
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		104,825,746
HOTELS, RESTAURANTS & LEISURE - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
eLong, Inc. sponsored ADR (a)	200,000	2,978,000
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Directed Electronics, Inc.	250,000	3,450,000
Harman International Industries, Inc.	50,000	4,236,500
		7,686,500
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
Expedia, Inc. (a)	250,000	3,552,500
INTERNET SOFTWARE & SERVICES - 14.9%
Internet Software & Services - 14.9%
aQuantive, Inc. (a)	100,000	2,479,000
CNET Networks, Inc. (a)	500,000	4,380,000
Digital Insight Corp. (a)	50,000	1,617,500
eBay, Inc. (a)(d)	3,000,000	98,430,000
Equinix, Inc. (a)	125,000	7,285,000
Google, Inc. Class A (sub. vtg.) (a)	330,000	122,700,600
Openwave Systems, Inc. (a)	300,010	4,242,141
Spark Networks PLC unit (a)	58,439	352,036
VeriSign, Inc. (a)	250,000	5,612,500
Yahoo!, Inc. (a)	250,000	7,897,500
		254,996,277
IT SERVICES - 5.2%
Data Processing & Outsourced Services - 3.6%
Affiliated Computer Services, Inc. Class A (a)	175,000	8,736,000
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Alliance Data Systems Corp. (a)	50,000	$ 2,653,500
First Data Corp.	650,000	29,971,500
Hewitt Associates, Inc. Class A (a)	200,000	5,326,000
MoneyGram International, Inc.	100,000	3,498,000
Paychex, Inc.	325,000	11,930,750
		62,115,750
IT Consulting & Other Services - 1.6%
Cognizant Technology Solutions Corp. Class A (a)	150,000	8,850,000
HCL Infosystems Ltd.	500,000	1,678,005
HCL Technologies Ltd.	250,000	2,722,168
Infosys Technologies Ltd.	150,000	9,426,142
Satyam Computer Services Ltd. sponsored ADR	150,000	4,825,500
		27,501,815
TOTAL IT SERVICES		89,617,565
MEDIA - 0.2%
Movies & Entertainment - 0.1%
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	130,000	1,253,200
Publishing - 0.1%
Getty Images, Inc. (a)	25,000	1,641,750
TOTAL MEDIA		2,894,950
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 28.5%
Semiconductor Equipment - 5.3%
Applied Materials, Inc.	1,500,000	25,365,000
ASML Holding NV (NY Shares) (a)	500,000	10,170,000
Cohu, Inc.	300,000	5,199,000
Cymer, Inc. (a)	50,000	2,319,500
KLA-Tencor Corp.	500,000	20,520,000
Lam Research Corp. (a)	125,000	5,598,750
MEMC Electronic Materials, Inc. (a)	500,000	17,510,000
Varian Semiconductor Equipment Associates, Inc. (a)	150,000	4,642,500
		91,324,750
Semiconductors - 23.2%
Altera Corp. (a)	750,000	14,670,000
Analog Devices, Inc.	700,000	23,611,000
ARM Holdings PLC sponsored ADR	1,883,900	12,433,740
Broadcom Corp. Class A (a)	400,000	13,524,000
Ersol Solar Energy AG (d)	50,000	3,242,060
Exar Corp. (a)	200,000	2,640,000
Freescale Semiconductor, Inc.:
Class A (a)	200,000	6,166,000
Class B (a)	450,000	14,044,500
Intel Corp.	5,827,500	105,011,550

	Shares	Value
Intersil Corp. Class A	200,000	$ 5,362,000
Linear Technology Corp.	600,000	20,250,000
LSI Logic Corp. (a)	500,000	4,865,000
Marvell Technology Group Ltd. (a)	568,900	27,119,463
Maxim Integrated Products, Inc.	1,000,000	30,730,000
National Semiconductor Corp.	1,050,000	26,964,000
Samsung Electronics Co. Ltd.	60,000	38,478,933
Silicon On Insulator Technologies SA (SOITEC) (a)	150,000	4,394,949
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000,000	9,470,000
Texas Instruments, Inc.	500,000	15,615,000
Vimicro International Corp. sponsored ADR	350,000	5,721,380
Xilinx, Inc.	500,000	13,000,000
		397,313,575
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		488,638,325
SOFTWARE - 11.4%
Application Software - 2.5%
Adobe Systems, Inc. (a)	150,000	4,294,500
Agile Software Corp. (a)	250,000	1,647,500
Amdocs Ltd. (a)	200,000	7,494,000
Autodesk, Inc. (a)	150,000	5,458,500
BEA Systems, Inc. (a)	300,000	4,068,000
Blackboard, Inc. (a)	50,000	1,324,000
Cognos, Inc. (a)	150,000	4,595,868
Hyperion Solutions Corp. (a)	100,000	2,871,000
NAVTEQ Corp. (a)	100,000	4,175,000
Quest Software, Inc. (a)	200,000	2,776,000
TIBCO Software, Inc. (a)	500,000	3,835,000
		42,539,368
Home Entertainment Software - 0.9%
Electronic Arts, Inc. (a)	100,000	4,207,000
Take-Two Interactive Software, Inc. (a)(d)	500,000	8,145,000
THQ, Inc. (a)	150,000	3,499,500
		15,851,500
Systems Software - 8.0%
Check Point Software Technologies Ltd. (a)	250,000	4,830,000
McAfee, Inc. (a)	175,000	4,138,750
Microsoft Corp.	800,000	18,120,000
Moldflow Corp. (a)	150,000	1,948,500
Oracle Corp. (a)	5,300,000	75,366,000
Symantec Corp. (a)	2,000,000	31,200,000
Wind River Systems, Inc. (a)	250,000	2,362,500
		137,965,750
TOTAL SOFTWARE		196,356,618
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.5%
Computer & Electronics Retail - 0.5%
Best Buy Co., Inc.	150,000	$ 7,950,000
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
China Mobile (Hong Kong) Ltd. sponsored ADR (d)	300,000	7,755,000
Crown Castle International Corp. (a)	500,000	15,885,000
Sprint Nextel Corp.	250,000	5,302,500
Syniverse Holdings, Inc. (a)	200,000	3,260,000
		32,202,500
TOTAL COMMON STOCKS (Cost $1,761,405,170)		1,699,974,141
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f) (Cost $496,562)	33,100	0
Convertible Bonds - 0.2%
Principal Amount
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Evergreen Solar, Inc. 4.375% 7/1/12 (e) (Cost $2,020,000)	$ 2,020,000	3,181,500
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 5.03% (b)	28,658,004	$ 28,658,004
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	61,197,700	61,197,700
TOTAL MONEY MARKET FUNDS (Cost $89,855,704)		89,855,704
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,853,777,436)	1,793,011,345
NET OTHER ASSETS - (4.5)%	(76,534,766)
NET ASSETS - 100%	$ 1,716,476,579
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,258,209 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 496,562
ITF Optical Technologies, Inc. Series A	10/11/00	$ 3,269,910
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 371,432
Fidelity Securities Lending Cash Central Fund	153,088
Total	$ 524,520
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,861,071,380. Net unrealized depreciation aggregated $68,060,035, of which $167,020,937 related to appreciated investment securities and $235,080,972 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

May 31, 2006

1.802191.102

TEL-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 34.4%
Communications Equipment - 34.4%
ADC Telecommunications, Inc. (a)(d)	530,400	$ 9,504,768
Alcatel SA sponsored ADR (a)	393,100	5,216,437
CIENA Corp. (a)	217,800	912,582
Cisco Systems, Inc. (a)	215,400	4,239,072
Comverse Technology, Inc. (a)	298,000	6,710,960
Corning, Inc. (a)	776,600	18,832,550
Juniper Networks, Inc. (a)	380,300	6,058,179
Motorola, Inc.	902,100	19,025,289
Nokia Corp. sponsored ADR	876,400	18,816,308
Nortel Networks Corp. (a)	6,061,900	14,417,496
QUALCOMM, Inc.	415,000	18,762,150
Tellabs, Inc. (a)	913,300	13,060,190
		135,555,981
DIVERSIFIED TELECOMMUNICATION SERVICES - 48.6%
Alternative Carriers - 2.9%
Comstar United Telesystem Ojsc GDR (a)(e)	194,200	1,163,433
Global Crossing Ltd. (a)	95,400	1,941,390
Level 3 Communications, Inc. (a)	21,600	107,352
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	366,900	5,587,887
Vonage Holdings Corp.	228,300	2,744,166
		11,544,228
Integrated Telecommunication Services - 45.7%
Alaska Communication Systems Group, Inc.	117,000	1,453,140
AT&T, Inc. (d)	2,017,642	52,579,751
BellSouth Corp.	699,800	23,632,246
Cbeyond Communications, Inc.	140,400	2,792,556
Embarq Corp. (a)	3,188	132,844
Nippon Telegraph & Telephone Corp. sponsored ADR	100,000	2,471,000
Qwest Communications International, Inc. (a)	7,317,344	51,294,581
Telenor ASA sponsored ADR	75,000	2,863,500
Verizon Communications, Inc.	1,360,924	42,474,438
		179,694,056
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		191,238,284

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 9.5%
Wireless Telecommunication Services - 9.5%
American Tower Corp. Class A (a)	136,900	$ 4,239,793
Dobson Communications Corp. Class A (a)	373,700	3,210,083
Leap Wireless International, Inc. (a)	110,000	4,821,300
Sprint Nextel Corp.	1,175,298	24,928,071
Vodafone Group PLC sponsored ADR	700	16,100
		37,215,347
TOTAL COMMON STOCKS (Cost $370,713,761)		364,009,612
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 5.03% (b)	8,950,504	8,950,504
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	11,239,000	11,239,000
TOTAL MONEY MARKET FUNDS (Cost $20,189,504)		20,189,504
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $390,903,265)	384,199,116
NET OTHER ASSETS - 2.4%	9,426,018
NET ASSETS - 100%	$ 393,625,134
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,163,433 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 108,491
Fidelity Securities Lending Cash Central Fund	65,121
Total	$ 173,612
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $394,700,546. Net unrealized depreciation aggregated $10,501,430, of which $35,294,602 related to appreciated investment securities and $45,796,032 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

May 31, 2006

1.802192.102

TRN-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
AEROSPACE & DEFENSE - 3.8%
Aerospace & Defense - 3.8%
Armor Holdings, Inc. (a)	3,500	$ 199,920
Bombardier, Inc. Class B (sub. vtg.) (a)	767,100	2,194,202
EADS NV	7,900	281,487
Goodrich Corp.	5,500	234,465
Hexcel Corp. (a)	21,900	450,702
Precision Castparts Corp.	20,200	1,164,126
Rockwell Collins, Inc.	11,000	600,600
		5,125,502
AIR FREIGHT & LOGISTICS - 19.6%
Air Freight & Logistics - 19.6%
C.H. Robinson Worldwide, Inc.	108,800	4,791,552
EGL, Inc. (a)	36,300	1,636,041
Expeditors International of Washington, Inc.	63,660	6,267,327
FedEx Corp.	43,500	4,753,245
Forward Air Corp.	27,750	1,038,405
Hub Group, Inc. Class A (a)	39,730	1,880,024
United Parcel Service, Inc. Class B	35,100	2,827,305
UTI Worldwide, Inc.	116,700	3,177,741
		26,371,640
AIRLINES - 12.7%
Airlines - 12.7%
ACE Aviation Holdings, Inc. Class A (a)	4,300	129,635
AirTran Holdings, Inc. (a)	199,000	2,447,700
AMR Corp. (a)	154,500	3,809,970
Gol Linhas Aereas Inteligentes SA sponsored ADR	8,900	278,214
JetBlue Airways Corp. (a)	52,696	549,092
Republic Airways Holdings, Inc. (a)	23,600	362,260
Ryanair Holdings PLC sponsored ADR (a)	14,900	729,951
Southwest Airlines Co.	350,887	5,649,281
TAM SA (PN) sponsored ADR (ltd. vtg.)	10,600	238,076
UAL Corp. (a)	86,600	2,548,638
US Airways Group, Inc. (a)	8,300	387,610
		17,130,427
AUTO COMPONENTS - 0.8%
Auto Parts & Equipment - 0.8%
Johnson Controls, Inc.	2,600	221,442
TRW Automotive Holdings Corp. (a)	32,800	898,392
		1,119,834
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Harris Corp.	10,900	443,848
ENERGY EQUIPMENT & SERVICES - 0.3%
Oil & Gas Equipment & Services - 0.3%
Halliburton Co.	4,700	350,573

	Shares	Value
MACHINERY - 8.8%
Construction & Farm Machinery & Heavy Trucks - 6.6%
American Railcar Industries, Inc.	11,200	$ 384,944
Cummins, Inc.	3,800	418,798
FreightCar America, Inc.	10,900	657,924
Greenbrier Companies, Inc.	8,500	294,525
Navistar International Corp. (a)	24,800	659,184
Oshkosh Truck Co.	42,300	2,235,555
PACCAR, Inc.	22,100	1,698,385
Tata Motors Ltd. sponsored ADR (d)	6,000	100,800
Trinity Industries, Inc.	30,300	1,888,902
Wabash National Corp.	15,300	257,040
Wabtec Corp.	8,200	286,754
		8,882,811
Industrial Machinery - 2.2%
Eaton Corp.	39,300	2,890,122
TOTAL MACHINERY		11,772,933
MARINE - 3.3%
Marine - 3.3%
Alexander & Baldwin, Inc.	13,900	628,975
American Commercial Lines, Inc.	41,591	2,283,762
Kirby Corp. (a)	18,600	1,397,418
Seaspan Corp.	7,400	154,512
		4,464,667
METALS & MINING - 1.8%
Diversified Metals & Mining - 1.6%
RTI International Metals, Inc. (a)	3,400	204,170
Titanium Metals Corp. (a)	53,700	1,943,403
		2,147,573
Steel - 0.2%
Allegheny Technologies, Inc.	5,100	324,513
TOTAL METALS & MINING		2,472,086
OIL, GAS & CONSUMABLE FUELS - 4.1%
Oil & Gas Refining & Marketing - 1.3%
Valero Energy Corp.	29,800	1,828,230
Oil & Gas Storage & Transport - 2.8%
Frontline Ltd. (e)	4,300	139,316
General Maritime Corp.	19,800	616,176
OMI Corp.	36,100	672,904
Overseas Shipholding Group, Inc.	16,200	831,870
Teekay Shipping Corp.	39,900	1,486,275
		3,746,541
TOTAL OIL, GAS & CONSUMABLE FUELS		5,574,771
ROAD & RAIL - 40.2%
Railroads - 32.1%
Burlington Northern Santa Fe Corp.	106,000	8,205,460
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Railroads - continued
Canadian National Railway Co.	145,200	$ 6,427,696
Canadian Pacific Railway Ltd.	72,500	3,726,220
CSX Corp.	97,900	6,551,468
Genesee & Wyoming, Inc. Class A (a)	25,400	763,016
Guangshen Railway Co. Ltd. sponsored ADR	1,000	18,270
Kansas City Southern (a)	66,450	1,762,919
Norfolk Southern Corp.	172,900	9,122,203
Union Pacific Corp.	71,300	6,616,640
		43,193,892
Trucking - 8.1%
Con-way, Inc.	28,300	1,672,247
Dollar Thrifty Automotive Group, Inc. (a)	11,900	541,212
J.B. Hunt Transport Services, Inc.	62,300	1,524,481
Laidlaw International, Inc.	57,600	1,451,520
Landstar System, Inc.	59,970	2,650,074
Old Dominion Freight Lines, Inc. (a)	14,400	443,664
Ryder System, Inc.	10,700	578,121
Swift Transportation Co., Inc. (a)	50,700	1,452,048
Universal Truckload Services, Inc. (a)	13,000	418,340
USA Truck, Inc. (a)	10,800	213,516
		10,945,223
TOTAL ROAD & RAIL		54,139,115
SOFTWARE - 1.6%
Application Software - 1.6%
NAVTEQ Corp. (a)	50,700	2,116,725
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Trading Companies & Distributors - 0.3%
GATX Corp.	8,600	373,326
TOTAL COMMON STOCKS (Cost $105,954,699)		131,455,447
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 5.03% (b)	3,020,944	$ 3,020,944
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	100,300	100,300
TOTAL MONEY MARKET FUNDS (Cost $3,121,244)		3,121,244
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $109,075,943)	134,576,691
NET OTHER ASSETS - 0.1%	139,567
NET ASSETS - 100%	$ 134,716,258
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $139,316 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,690
Fidelity Securities Lending Cash Central Fund	3,167
Total	$ 47,857
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $109,697,993. Net unrealized appreciation aggregated $24,878,698, of which $29,540,417 related to appreciated investment securities and $4,661,719 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Growth Portfolio

May 31, 2006

1.802193.102

UTI-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 49.0%
Alternative Carriers - 1.5%
Global Crossing Ltd. (a)	64,500	$ 1,312,575
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	81,100	1,235,153
Vonage Holdings Corp.	142,600	1,714,052
		4,261,780
Integrated Telecommunication Services - 47.5%
Alaska Communication Systems Group, Inc.	215,700	2,678,994
AT&T, Inc.	1,367,226	35,629,910
BellSouth Corp.	1,004,900	33,935,473
Cbeyond Communications, Inc.	157,500	3,132,675
Cincinnati Bell, Inc. (a)	248,700	967,443
Embarq Corp. (a)	52,951	2,206,468
NTELOS Holding Corp.	14,700	204,624
Qwest Communications International, Inc. (a)	1,900,400	13,321,804
Verizon Communications, Inc.	1,214,310	37,898,614
		129,976,005
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		134,237,785
ELECTRIC UTILITIES - 18.3%
Electric Utilities - 18.3%
Allegheny Energy, Inc. (a)	147,300	5,372,031
Edison International	57,100	2,240,604
Entergy Corp.	125,100	8,770,761
Exelon Corp.	230,500	13,048,605
FirstEnergy Corp.	175,400	9,194,468
FPL Group, Inc. (d)	166,900	6,647,627
Northeast Utilities	23,500	475,405
PPL Corp.	67,300	2,003,521
Southern Co.	70,800	2,263,476
		50,016,498
GAS UTILITIES - 0.2%
Gas Utilities - 0.2%
UGI Corp.	19,400	451,244
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 10.2%
Independent Power & Energy Trade - 10.2%
AES Corp. (a)	472,800	8,699,520
Constellation Energy Group, Inc.	55,400	2,864,180
Mirant Corp. (a)(d)	287,100	7,143,048
NRG Energy, Inc. (a)	59,700	2,970,075
TXU Corp.	109,100	6,251,430
		27,928,253

	Shares	Value
MEDIA - 0.4%
Broadcasting & Cable TV - 0.4%
EchoStar Communications Corp. Class A (a)	3,500	$ 104,755
The DIRECTV Group, Inc. (a)	64,300	1,129,108
		1,233,863
MULTI-UTILITIES - 5.8%
Multi-Utilities - 5.8%
CMS Energy Corp. (a)	168,100	2,158,404
Dominion Resources, Inc.	51,900	3,766,902
Duke Energy Corp.	96,900	2,734,518
Public Service Enterprise Group, Inc.	64,700	4,123,331
Sempra Energy	67,300	3,026,481
		15,809,636
WIRELESS TELECOMMUNICATION SERVICES - 12.8%
Wireless Telecommunication Services - 12.8%
ALLTEL Corp.	139,569	8,632,343
American Tower Corp. Class A (a)	31,285	968,896
Crown Castle International Corp. (a)	42,200	1,340,694
Dobson Communications Corp. Class A (a)	230,800	1,982,572
Sprint Nextel Corp.	1,039,223	22,041,920
		34,966,425
TOTAL COMMON STOCKS (Cost $256,477,639)		264,643,704
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 5.03% (b)	6,569,669	6,569,669
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	8,534,000	8,534,000
TOTAL MONEY MARKET FUNDS (Cost $15,103,669)		15,103,669
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $271,581,308)	279,747,373
NET OTHER ASSETS - (2.2)%	(5,921,896)
NET ASSETS - 100%	$ 273,825,477
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,989
Fidelity Securities Lending Cash Central Fund	2,659
Total	$ 35,648
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $277,783,279. Net unrealized appreciation aggregated $1,964,094, of which $20,904,116 related to appreciated investment securities and $18,940,022 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

May 31, 2006

1.802194.102

WIR-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 45.7%
Communications Equipment - 45.7%
ADC Telecommunications, Inc. (a)	75,000	$ 1,344,000
Andrew Corp. (a)	658,900	6,668,068
Arris Group, Inc. (a)	860,200	10,339,604
Comverse Technology, Inc. (a)	1,113,220	25,069,714
Harris Corp.	614,200	25,010,224
InterDigital Communication Corp. (a)	262,500	7,441,875
Motorola, Inc.	1,474,880	31,105,219
Nokia Corp. sponsored ADR	1,666,000	35,769,020
Powerwave Technologies, Inc. (a)	394,300	3,860,197
QUALCOMM, Inc.	613,300	27,727,293
Research In Motion Ltd. (a)	278,000	18,027,136
Tekelec (a)	306,600	4,424,238
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	59,200	1,896,176
		198,682,764
COMPUTERS & PERIPHERALS - 1.9%
Computer Hardware - 1.2%
Palm, Inc. (a)(d)	314,600	5,184,608
Computer Storage & Peripherals - 0.7%
Novatel Wireless, Inc. (a)(d)	275,000	3,063,500
TOTAL COMPUTERS & PERIPHERALS		8,248,108
DIVERSIFIED TELECOMMUNICATION SERVICES - 11.9%
Alternative Carriers - 1.2%
Global Crossing Ltd. (a)	105,500	2,146,925
Vonage Holdings Corp.	247,800	2,978,556
		5,125,481
Integrated Telecommunication Services - 10.7%
AT&T, Inc.	434,100	11,312,646
BellSouth Corp.	106,000	3,579,620
Embarq Corp. (a)	4,457	185,723
Nippon Telegraph & Telephone Corp. sponsored ADR	50,000	1,235,500
NTELOS Holding Corp.	63,800	888,096
Telenor ASA sponsored ADR	357,600	13,653,168
Verizon Communications, Inc.	509,800	15,910,858
		46,765,611
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		51,891,092
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
Electronic Manufacturing Services - 1.8%
Trimble Navigation Ltd. (a)	168,000	7,717,920
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
Openwave Systems, Inc. (a)	547,441	7,740,816

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Semiconductors - 2.9%
Atheros Communications, Inc. (a)	22,000	$ 485,980
Atmel Corp. (a)	828,200	3,975,360
RF Micro Devices, Inc. (a)	738,700	5,355,575
Skyworks Solutions, Inc. (a)	525,400	2,973,764
		12,790,679
WIRELESS TELECOMMUNICATION SERVICES - 29.5%
Wireless Telecommunication Services - 29.5%
ALLTEL Corp.	277,988	17,193,558
American Tower Corp. Class A (a)	822,192	25,463,286
Crown Castle International Corp. (a)	279,800	8,889,246
Dobson Communications Corp. Class A (a)	1,275,000	10,952,250
Leap Wireless International, Inc. (a)	301,200	13,201,596
Sprint Nextel Corp.	1,747,931	37,073,617
Vodafone Group PLC sponsored ADR	683,000	15,709,000
		128,482,553
TOTAL COMMON STOCKS (Cost $419,124,110)		415,553,932
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 5.03% (b)	9,871,931	9,871,931
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	7,305,225	7,305,225
TOTAL MONEY MARKET FUNDS (Cost $17,177,156)		17,177,156
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $436,301,266)	432,731,088
NET OTHER ASSETS - 0.5%	2,249,044
NET ASSETS - 100%	$ 434,980,132
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,362
Fidelity Securities Lending Cash Central Fund	86,164
Total	$ 146,526
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $438,943,283. Net unrealized depreciation aggregated $6,212,195, of which $22,069,083 related to appreciated investment securities and $28,281,278 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios 's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 18, 2006